     As filed with the Securities and Exchange Commission on March 25, 1997

                        Securities Act File No. 33-57732
                    Investment Company Act File No. 811-7462
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /   /


                  POST-EFFECTIVE AMENDMENT NO.  8                      / X /

                                    and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        /   /

                  AMENDMENT NO.  9                                     / X /

                            The Sierra Variable Trust
               (Exact Name of Registrant as Specified in Charter)

                               9301 Corbin Avenue
                              Northridge, CA 91324
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (818) 725-0200

                                 F. Brian Cerini
                            The Sierra Variable Trust
                               9301 Corbin Avenue
                          Northridge, California 91324
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esq.                              W. John McGuire, Esq.
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
2000 One Logan Square                               1800 M. Street, N.W.
Philadelphia, Pennsylvania  19103                   Washington, DC 20036

         It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b), or
---

 X       on April 25, 1997 pursuant to paragraph (b), or
---

         60 days after filing pursuant to paragraph (a), or
---

         75 days after filing pursuant to paragraph (a), or
---

         on [date] pursuant to paragraph (a) of Rule 485.
---

                       DECLARATION PURSUANT TO RULE 24f-2

         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has previously registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933.

         Registrant's Rule 24f-2 Notice with respect to the Global Money Fund, Short Term High Quality Bond Fund, Short Term Global Government Fund, U.S. Government Fund, Corporate Income Fund, Growth and Income Fund, Growth Fund, Emerging Growth Fund and International Growth Fund for the fiscal year ended December 31, 1996 was filed with the Securities and Exchange Commission on February 24, 1997.



                                      (ii)

                            THE SIERRA VARIABLE TRUST

                                    FORM N-1A

                              CROSS REFERENCE SHEET


                             ----------------------


PART A

The enclosed Prospectus relates only to the Income Portfolio, Value Portfolio, Balanced Portfolio, Growth Portfolio, Capital Growth Portfolio and Global Money Fund of The Sierra Variable Trust (the "Trust"). The prospectus for the other series of the Trust is not being amended or otherwise affected by the information contained in this Amendment.


The Prospectus relating to the Global Money Fund, Short Term High Quality Bond Fund, Growth and Income Fund, Growth Fund, Emerging Growth Fund and International Growth Fund of the Trust, is incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement in Form N-1A (File No. 033-57732) filed with the Securities and Exchange Commission on February 28, 1997 (Accession No. 0000950150-97-000237).

Item No.                                    Prospectus Heading

1.   Cover Page . . . . . . . . .           Cover Page

2.   Synopsis . . . . . . . . . .           Highlights

3.   Condensed Financial
      Information . . . . . . . .           Financial Highlights

4.   General Description of
      Registrant  . . . . . . . .           Management of the Trust; Investment
                                            Policies; Certain Investment
                                            Guidelines; Special Considerations;
                                            General Information and History

5.   Management of the Fund . . .           Management of the Trust-Investment
                                            Advisor, -- Sub-Advisors, --
                                            Distributor and -Administration;
                                            Investment Guidelines; Special
                                            Considerations

5A.  Management's Discussion of             Not Applicable
        Fund Performance. . . . .

6.   Capital Stock and Other
      Securities  . . . . . . . .           Dividends, Distributions and Taxes;
                                            General Information and History
                                            --The Trust

7.   Purchase of Securities
      Being Offered . . . . . . .           General Information and History --
                                            Purchase and Redemption, and -- Net
                                            Asset Value; Management of the Trust
                                            -- Distributor

8.   Redemption or Repurchase . .           General Information and History --
                                            Purchase and Redemption

9.   Pending Legal Proceedings. .           Not Applicable



                                       (i)

PART B
                                            Heading in Statement of
Item No.                                    Additional Information


10.  Cover Page . . . . . . . . .           Cover Page

11.  Table of Contents  . . . . .           Contents

12.  General Information and
      History . . . . . . . . . .           General Information and History;
                                            Management of the Trust; see
                                            Prospectus -- "General Information
                                            and History"

13.  Investment Objectives and
      Policies  . . . . . . . . .           Investment Objectives and Policies
                                            of the Funds

14.  Management of the Fund . . .           Management of the Trust

15.  Control Persons and Principal
      Holders of Securities . . .           Management of the Trust; see
                                            Prospectus -- "General Information
                                            and History"

16.  Investment Advisory and
      Other Services  . . . . . .           Management of the Trust; see
                                            Prospectus -- "Management of the
                                            Trust-- Administration"

17.  Brokerage Allocation and
      Other Practices . . . . . .           Investment Objectives and Policies
                                            of the Funds

18.  Capital Stock and Other
      Securities  . . . . . . . .           Management of the Trust; see
                                            Prospectus -- "Dividends,
                                            Distributions and Taxes" and
                                            "General Information and History"

19.  Purchase, Redemption and
      Pricing of Securities
      Being Offered . . . . . . .           Purchase and Pricing of Shares; Net
                                            Asset Value

20.  Tax Status . . . . . . . . .           Taxes; see Prospectus -- "Dividends,
                                            Distributions and Taxes"

21.  Underwriters . . . . . . . .           Purchase and Pricing of Shares; see
                                            Prospectus -- "Management of the
                                            Trust -- Distributor"

22.  Calculation of Performance
      Data  . . . . . . . . . . .           Performance; see Prospectus --
                                            "Performance"

23.  Financial Statements . . . .           Financial Statements


PART C

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.



                                      (ii)

                           THE SIERRA VARIABLE TRUST
                         9301 CORBIN AVENUE, SUITE 333
                          NORTHRIDGE, CALIFORNIA 91324

                                INCOME PORTFOLIO
                                VALUE PORTFOLIO
                               BALANCED PORTFOLIO
                                GROWTH PORTFOLIO
                            CAPITAL GROWTH PORTFOLIO
                               GLOBAL MONEY FUND


The Sierra Variable Trust (the "Trust") is a mutual fund consisting of fourteen different diversified investment funds. This Prospectus describes six of the investment funds -- the INCOME, VALUE, BALANCED, GROWTH AND CAPITAL GROWTH PORTFOLIOS (each, a "Portfolio," and together, the "Portfolios") and the Global Money Fund.



The INCOME, VALUE, BALANCED, GROWTH AND CAPITAL GROWTH PORTFOLIOS invest in other investment funds of the Trust -- the Global Money, Short Term High Quality Bond, Short Term Global Government, U.S. Government, Corporate Income, Growth and Income, Growth, Emerging Growth and International Growth Funds (each, a "Fund" or "Underlying Fund," and together, the "Funds" or "Underlying Funds"). Through investment in the Underlying Funds, the Portfolios offer a range of asset allocation strategies designed to accommodate different investment philosophies and goals. The GLOBAL MONEY FUND invests directly in money market instruments of foreign and U.S. issuers.



The Portfolios are managed by Sierra Investment Services Corporation ("Sierra Services" or the "Advisor"). The Funds are managed by Sierra Investment Advisors Corporation ("Sierra Advisors").



Shares of the Portfolios and the Funds are currently offered only to American General Life Insurance Company ("AGL") for the purpose of providing investment choices under its variable annuity contracts. The Portfolios and the Global Money Fund are investment choices under the Sierra Asset Manager variable annuity contract issued by AGL (the "Sierra Asset Manager Contract"). The Underlying Funds, including the Global Money Fund, are investment choices under the Sierra Advantage variable annuity contract issued by AGL (the "Sierra Advantage Contract"). The Sierra Advantage Contract is offered under a separate prospectus of AGL. You may obtain a copy of the Prospectus for the Sierra Advantage Contract, at no charge, by calling or writing to AGL at the number and address stated below.



Please read this Prospectus before allocating premiums to the Portfolios or to the Global Money Fund and keep it on file for future reference. It contains useful information that can help you decide whether the investment philosophies and goals of a Portfolio or the Global Money Fund match your own.



A Statement of Additional Information about the Trust, dated May 1, 1997, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available, at no charge, by calling AGL at 800-247-6584 or by writing to American General Life Insurance Company, Attention Annuity Administration, P.O. Box 1401, Houston, Texas 77251-1401.


INVESTMENTS IN THE GLOBAL MONEY FUND ARE NOT GUARANTEED OR INSURED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT IT WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC"), NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                          PROSPECTUS DATED MAY 1, 1997

CONTENTS


                                                                                   PAGE
Expenses.......................................................................        3
Highlights.....................................................................        4
Investment and Risk Considerations of the Portfolios...........................        7
Investment and Risk Considerations of the Funds, Including the Global Money
  Fund.........................................................................       12
Your Sierra Asset Manager Contract.............................................       19
Management of the Trust........................................................       19
           Board of Trustees...................................................       19
           Sierra Services, Sierra Advisors, Their Affiliates and the
          Portfolios' Service Providers........................................       19
           Investment Advisor of the Portfolios................................       19
           Investment Advisor and Investment Sub-Advisors of the Funds.........       20
           Distributor.........................................................       26
           Administration......................................................       26
           Independent Accountants.............................................       26
General Information and History................................................       27
           The Trust...........................................................       27
           Purchase and Redemption.............................................       27
           Net Asset Value.....................................................       28
Dividends, Distributions and Taxes.............................................       28
Performance....................................................................       29
Appendix - Securities and Investment Practices.................................      A-1
Statement of Additional Information Table of Contents..........................     A-17

PORTFOLIO AND UNDERLYING FUND EXPENSES



The purpose of the following tables is to help investors in the Portfolios understand the annual operating expenses of the Portfolios and the expenses of the Underlying Funds that they will indirectly bear.



PORTFOLIO EXPENSES



Annual Portfolio Operating Expenses


(as a percentage of average net assets)



                                                      INCOME       VALUE     BALANCED    GROWTH     CAPITAL GROWTH
                                                     PORTFOLIO   PORTFOLIO   PORTFOLIO  PORTFOLIO     PORTFOLIO
                                                     ---------   ---------   --------   ---------   --------------
Advisory Fees......................................     0.10%       0.10%      0.10%       0.10%         0.10%
Other Expenses(1)..................................     0.25%       0.25%      0.25%       0.25%         0.25%
Total Operating Expenses...........................     0.35%       0.35%      0.35%       0.35%         0.35%


---------------


(1) Because the Portfolios have no operating history, Other Expenses have been estimated for the current year.



UNDERLYING FUND EXPENSES



The following table sets forth the ratios of operating expenses to net average assets of each of the Underlying Funds, for the fiscal year ended December 31, 1996 which have been restated to reflect current expenses, the modifications of certain voluntary waivers and credits allowed by the custodian.



                                                                            UNDERLYING FUNDS'
                                 UNDERLYING FUNDS                           EXPENSE RATIOS(1)
        ------------------------------------------------------------------  -----------------
        Global Money Fund.................................................         0.85%
        Short Term High Quality Bond Fund.................................         1.00%
        Short Term Global Government Fund.................................         1.25%
        U.S. Government Fund..............................................         0.90%
        Corporate Income Fund.............................................         0.95%
        Growth and Income Fund............................................         1.10%
        Growth Fund.......................................................         1.20%
        Emerging Growth Fund..............................................         1.20%
        International Growth Fund.........................................         1.35%



(1) Without Underlying Fund Fee waivers and credits allowed by the Custodian,
    the expense ratios would be: Global Money Fund   %; Short Term High Quality
    Bond Fund   %; Short Term Global Government Fund   %; U.S. Government Fund
      %; Corporate Income Fund   %; Growth and Income Fund   %; Growth Fund   %;
    Emerging Growth Fund   % and International Growth Fund   %.



PORTFOLIO AND UNDERLYING FUND EXPENSES COMBINED



The following table sets forth ranges of expenses of the Portfolios and Underlying Funds combined, based upon estimated expenses of each Portfolio for the current year and actual expenses of the Underlying Funds for the fiscal year ended December 31, 1996 which have been restated to reflect current expenses, the modifications of certain voluntary waivers and credits allowed by the custodian. The ranges show what the combined expenses would be assuming asset allocation among the Funds that would result in the lowest combined expenses and assuming asset allocation among the Funds that would result in the highest combined expenses. See "Investment and Risk Considerations of the Portfolios" for information regarding limitations on the portions of each Portfolio's assets that may be invested in each of the Portfolio's Underlying Funds.



                                                                        RANGES OF COMBINED
                                PORTFOLIO                                  EXPENSES(1)
        ----------------------------------------------------------  --------------------------
        Income Portfolio..........................................        1.28% to 1.45%
        Value Portfolio...........................................        1.27% to 1.50%
        Balanced Portfolio........................................        1.31% to 1.62%
        Growth Portfolio..........................................        1.38% to 1.62%
        Capital Growth Portfolio..................................        1.43% to 1.63%

(1) Without Underlying Fund fee waivers and credits allowed by the Custodian,
    the range of combined expenses would be: Income Portfolio --   % to   %;
    Value Portfolio --   % to   %; Balanced Portfolio --   % to   %; Growth
    Portfolio --   % to   % and Capital Growth Portfolio --   % to   %.



EXAMPLE



Using the midpoint of the ranges set forth above, an investor in a Portfolio would pay the following expenses on a $1,000 investment assuming: (1) a 5% annual return; and (2) redemption at the end of each time period.



                                                                                   1 YEAR     3 YEARS
                                                                                   ------     -------
Income Portfolio.................................................................   $ 61       $  94
Value Portfolio..................................................................   $ 62       $  96
Balanced Portfolio...............................................................   $ 71       $ 110
Growth Portfolio.................................................................   $ 76       $ 119
Capital Growth Portfolio.........................................................   $ 79       $ 125



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



HIGHLIGHTS



The Portfolios offer purchasers of the Sierra Asset Manager Contract the opportunity to pursue an asset allocation strategy through participation in a combination of Funds designed to accommodate different investment philosophies and goals. Investors participating in the Portfolios bear the operating expenses of the Portfolios (including investment advisory and administrative fees), as well as the operating expenses of the Underlying Funds. Investors who do not wish to participate in the Portfolios' asset allocation strategies, and who wish to purchase an annuity contract under which they select the Funds in which to participate, may consider purchasing the Sierra Advantage Contract issued by AGL.



INVESTMENT OBJECTIVES AND POLICIES



The investment objectives and policies of the Portfolios are pursued through investment in combinations of Funds of the Trust as set forth in "Investment and Risk Considerations of the Portfolios." Futures contracts and options may also be used under certain conditions to help in achieving a Portfolio's objective. The investment objective of each Portfolio and the Global Money Fund and the investment policies and restrictions that are specifically cited as fundamental may not be changed without the approval of a majority of the outstanding shares of that Portfolio or Underlying Fund, respectively. A complete list of investment restrictions that identifies additional restrictions that cannot be changed without the approval of a majority of an affected Portfolio's or Underlying Fund's outstanding shares is contained in the SAI. There is no assurance that a Portfolio or Underlying Fund will meet its stated objective.



The INCOME PORTFOLIO seeks long term total return through reinvestment of current income consistent with preservation of capital, primarily through participation in the domestic fixed income markets with limited participation in international fixed income markets.


The VALUE PORTFOLIO seeks total return consisting of reinvestment of income with some capital appreciation, primarily through investments in domestic and international fixed income markets with limited participation in domestic and international equity markets.

The BALANCED PORTFOLIO seeks total return consisting of a combination of reinvestment income and capital appreciation, consistent with reasonable risk through limited participation in domestic and international fixed income and equity markets.

The GROWTH PORTFOLIO seeks to provide long-term capital appreciation through participation in domestic and international equity markets, with limited participation in domestic and international fixed income markets.



The CAPITAL GROWTH PORTFOLIO seeks to provide long-term capital appreciation primarily through participation in domestic and international equity markets, with limited participation in domestic and international fixed income markets.



The GLOBAL MONEY FUND seeks to maximize current income consistent with safety of principal and maintenance of liquidity. It will pursue this objective by investing in U.S. dollar denominated money market instruments of foreign and U.S. issuers. It also seeks to maintain a stable net asset value of $1.00 per share.



RISK FACTORS



Investing in the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. One or more of the Underlying Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios, which could have a negative impact on that Fund's performance. In addition, certain Underlying Funds in which the Portfolios invest are permitted to invest a portion of their assets in foreign securities, lower-rated bonds (commonly referred to as "junk bonds") and engage in various other investment practices, some of which may be considered speculative. See "Risk Factors of the Portfolios."


INVESTMENT ADVISORS


Subject to the authority of the Board of Trustees, Sierra Investment Services Corporation ("Sierra Services" or the "Advisor" or the "Distributor") serves as the investment advisor of the Portfolios and has overall management of the investment strategies and policies of the Portfolios. Subject to the same authority, Sierra Investment Advisors Corporation ("Sierra Advisors") serves as the investment advisor of the Underlying Funds and has overall management of the investment strategies and policies of the Underlying Funds, including the Global Money Fund. The Trust and Sierra Advisors has secured the services of sub-advisors for each Fund, including the Global Money Fund, to make investment decisions and place orders.


DISTRIBUTION

Sierra Services serves as the Trust's distributor and distributes the shares of the Funds and the Portfolios to the separate accounts, which purchase and redeem these shares at net asset value without sales or redemption charges.

ADMINISTRATION


Sierra Fund Administration Corporation ("Sierra Administration") serves as Administrator to the Trust and has responsibility for the Trust's administrative functions. Sierra Administration has engaged First Data Investor Services Group, Inc. ("FDISG"), a wholly-owned subsidiary of First Data Corporation, as sub-administrator. FDISG also serves as the Trust's Transfer Agent and Boston Safe Deposit & Trust Company ("Boston Safe") serves as the Trust's custodian.


TAXES


The tax consequences of your investment in the Trust depend upon the specific provisions of your Sierra Asset Manager Contract. For more information, see the Prospectus for that Sierra Asset Manager Contract, which is attached to the front of this Prospectus.

FINANCIAL HIGHLIGHTS OF THE GLOBAL MONEY FUND(1)



The financial highlights of the Global Money Fund set forth certain information concerning the investment results of the Fund for the periods presented. The financial highlights have been audited by Price Waterhouse LLP, the Trust's independent accountants, whose report is contained in the Trust's Annual Report to Shareholders which is included in the SAI. The SAI and Annual Report can be obtained at no charge by calling AGL at 800-247-6584 or writing to them at the address shown on the first page of this Prospectus.


                               GLOBAL MONEY FUND

               FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH YEAR.


                                               YEAR       YEAR         YEAR         YEAR
                                              ENDED      ENDED        ENDED         ENDED
                                             12/31/96   12/31/95     12/31/94     12/31/93*
                                             --------   --------     --------     ---------
Net asset value, beginning of year.........     1.00    $  1.00      $  1.00      $   1.00
                                             -------    -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income......................    0.049      0.053        0.037         0.016
                                             -------    -------      -------       -------
Total from investment operations...........    0.049      0.053        0.037         0.016
                                             -------    -------      -------       -------
LESS DISTRIBUTIONS:
Dividends from net investment income.......   (0.049)    (0.053)      (0.037)       (0.016)
                                             -------    -------      -------       -------
Distributions from net realized capital
  gains....................................   (0.000) #      --           --            --
                                             -------    -------      -------       -------
Total distributions........................   (0.049)    (0.053)      (0.037)       (0.016)
                                             -------    -------      -------       -------
Net asset value, end of year...............     1.00    $  1.00      $  1.00      $   1.00
                                             =======    =======      =======       =======
TOTAL RETURN+..............................    4.97%      5.46%        3.69%         1.59%
                                             =======    =======      =======       =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net assets, end of year (in 000's).........  $23,266    $20,373      $ 6,159      $  1,488
Ratio of operating expenses to average net
  assets...................................    0.58%      0.50%        0.49%         0.39% **
Ratio of net investment income to average
  net assets...............................    4.86%      5.30%        3.84%         2.54% **
Ratio of operating expenses to average net
  assets without fees reduced by credits
  allowed by the custodian.................    0.58% (a)   0.51% (a)      --            --
Ratio of operating expenses to average net
  assets without fee waivers, expenses
  absorbed and/or fees reduced by credits
  allowed by the custodian.................    0.88% (a)   1.01% (a)   1.25%         6.42% **
Net investment income/(loss) per share
  without fee waivers and/or expenses
  absorbed and/or fees reduced by credits
  allowed by the custodian.................  $ 0.046    $ 0.048      $ 0.030      $ (0.022)


--------------------------------------------------------------------------------


(1) As of December 31, 1996, the Portfolios had not commenced operations.

*   The Fund commenced operations on May 10, 1993.
**  Annualized.
+ Total return represents aggregate total return for the period indicated. The total return would have been lower if certain fees had not been waived by the investment advisor and administrator and if certain expenses had not been absorbed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
(a) The ratio includes custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

#   Amount represents less than $0.001 per share.

INVESTMENT AND RISK CONSIDERATIONS OF THE PORTFOLIOS


Each Portfolio typically allocates its assets, within predetermined percentage ranges, among some or all of the Funds. Subject to Board approval, the Advisor may alter these percentage ranges when it deems appropriate. The percentages reflect the extent to which each Portfolio will invest in the particular market segment represented by each Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Funds. The assets of each Portfolio will be allocated among each of the Funds in accordance with its investment objective, the Advisor's outlook for the economy and the financial markets and the relative market valuations of the Funds. For purposes of complying with the diversification requirements of Subchapter L, Section 817(h), of the Internal Revenue Code and Treasury Regulation Section 1.817-5 (applicable to investments of insurance company separate accounts), no more than 55% of a Portfolio's assets will be represented by investments in any one Fund, no more than 70% of the Portfolio's assets will be represented by investments in any two Funds, no more than 80% of the Portfolio's assets will be represented by investments in any three Funds and no more than 90% of the Portfolio's assets will be represented by investments in any four Funds. The investments of the Funds will also comply with those diversification requirements. Under current investment policies of the Portfolios, the maximum percentage of the assets of a Portfolio that may be invested in a Fund is less than 55% (see "Dividends, Distributions and Taxes" below).



To meet liquidity needs or for temporary defensive purposes, each Portfolio may invest its assets directly in cash, stock or bond index futures and options thereon and the following short-term instruments: (i) short-term obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated A or higher by Moody's Investor Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or if unrated, of comparable quality in the opinion of the Portfolio's investment advisor; (iii) commercial paper, including master notes; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Portfolio invests in any commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or S&P; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the investment must be of comparable quality in the opinion of Sierra Services. The investment objective of each Portfolio is set forth below. Each Portfolio's investment objective is a fundamental policy, and may not be changed without shareholder approval. There can be no assurance that a Portfolio will achieve its stated objective. For purposes of discussing Portfolio objectives, the "Fixed Income Funds" include the Global Money Fund, Short Term High Quality Bond Fund, Short Term Global Government Fund, U.S. Government Fund and Corporate Income Fund and the "Equity Funds" include the Growth and Income Fund, Growth Fund, Emerging Growth Fund and International Growth Fund.


INCOME PORTFOLIO


The INCOME PORTFOLIO seeks long term total return through reinvestment of current income consistent with preservation of capital primarily through participation in the domestic fixed income markets with limited participation in international fixed income markets. In general, relative to the other Portfolios, the Income Portfolio should offer investors the potential for a high level of income while maintaining principal and subjecting investors to a low level of principal risk. Subject to meeting all applicable diversification requirements under the Internal Revenue Code, the Portfolio may invest in the following Funds up to the percentage limits set forth below:


                                   FUNDS                                      PORTFOLIO INVESTMENT LIMIT
----------------------------------------------------------------------------  --------------------------
Global Money Fund...........................................................              50%
Short Term High Quality Bond Fund...........................................              50%
Short Term Global Government Fund...........................................              50%
U.S. Government Fund........................................................              50%
Corporate Income Fund.......................................................              50%

Except for defensive periods or liquidity needs, the Income Portfolio must invest 100% of its net assets available for investment in Fixed Income Funds.

VALUE PORTFOLIO


The VALUE PORTFOLIO seeks total return consisting of reinvestment of income with some capital appreciation, primarily through investments in domestic and international fixed income markets with limited participation in domestic and international equity markets. In general, relative to the other Portfolios, the Value Portfolio should offer investors the potential for a medium to high level of reinvestment income and the potential for a low to medium level of capital growth, while subjecting investors to a low to medium level of principal risk. Subject to meeting all applicable diversification requirements under the Internal Revenue Code, the Portfolio may invest in the following Funds up to the percentage limits set forth below:


                                   FUNDS                                      PORTFOLIO INVESTMENT LIMIT
----------------------------------------------------------------------------  --------------------------
Global Money Fund...........................................................              40%
Short Term High Quality Bond Fund...........................................              40%
Short Term Global Government Fund...........................................              40%
U.S. Government Fund........................................................              40%
Corporate Income Fund.......................................................              40%
Growth and Income Fund......................................................              30%
Growth Fund.................................................................              30%
Emerging Growth Fund........................................................              30%

Except for defensive periods or liquidity needs, the Value Portfolio must invest no more than 30% of its net assets available for investment in the Equity Funds.

BALANCED PORTFOLIO


The BALANCED PORTFOLIO seeks total return consisting of a combination of reinvestment income and capital appreciation, consistent with reasonable risk through limited participation in domestic and international fixed income and equity markets. In general, relative to other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and the potential for a medium level of capital growth while subjecting investors to a medium level of principal risk. Subject to meeting all applicable diversification requirements under the Internal Revenue Code, the Portfolio may invest in the following Funds up to the percentage limits set forth below:


                                   FUNDS                                      PORTFOLIO INVESTMENT LIMIT
----------------------------------------------------------------------------  --------------------------
Global Money Fund...........................................................              40%
Short Term High Quality Bond Fund...........................................              40%
Short Term Global Government Fund...........................................              40%
U.S. Government Fund........................................................              40%
Corporate Income Fund.......................................................              40%
Growth and Income Fund......................................................              30%
Growth Fund.................................................................              30%
Emerging Growth Fund........................................................              30%
International Growth Fund...................................................              30%

Except for defensive periods or liquidity needs, the Balanced Portfolio must invest no less than 30% and no more than 70% of its net assets available for investment in the Fixed Income Funds and no less than 30% and no more than 70% of its net assets available for investment in the Equity Funds.

GROWTH PORTFOLIO


The GROWTH PORTFOLIO seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Growth Portfolio should offer investors the potential for a low level of income and the potential for a medium to high level of capital growth while subjecting investors to a medium level of principal risk. Subject to meeting all applicable diversification requirements under the Internal Revenue Code, the Portfolio may invest in the following Funds up to the percentage limits set forth below:


                                   FUNDS                                      PORTFOLIO INVESTMENT LIMIT
----------------------------------------------------------------------------  --------------------------
Global Money Fund...........................................................              30%
Short Term High Quality Bond Fund...........................................              30%
Short Term Global Government Fund...........................................              30%
U.S. Government Fund........................................................              30%
Corporate Income Fund.......................................................              30%
Growth and Income Fund......................................................              40%
Growth Fund.................................................................              40%
Emerging Growth Fund........................................................              40%
International Growth Fund...................................................              40%

Except for defensive periods or liquidity needs, the Growth Portfolio must invest at least 60% of its net assets available for investment in Equity Funds.

CAPITAL GROWTH PORTFOLIO


The CAPITAL GROWTH PORTFOLIO seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Capital Growth Portfolio should offer investors the potential for a higher level of capital growth while subjecting investors to corresponding levels of principal risk. Subject to meeting all applicable diversification requirements under the Internal Revenue Code, the Portfolio may invest in the following Funds up to the percentage limits set forth below:



                                   FUNDS                                      PORTFOLIO INVESTMENT LIMIT
----------------------------------------------------------------------------  --------------------------
Global Money Fund...........................................................              25%
Short Term High Quality Bond Fund...........................................              25%
Short Term Global Government Fund...........................................              25%
Growth and Income Fund......................................................              50%
Growth Fund.................................................................              50%
Emerging Growth Fund........................................................              50%
International Growth Fund...................................................              50%

Except for defensive periods or liquidity needs, the Capital Growth Portfolio must invest at least 75% of its net assets available for investment in Equity Funds.

GENERAL INVESTMENT POLICIES OF THE PORTFOLIOS


Each of the Portfolios will attempt to achieve its investment objective by purchasing shares of the Funds within the percentage ranges for such Portfolio set forth above. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with the Advisor's current asset allocation strategy for the Portfolio in an efficient and cost effective manner. Specifically, each Portfolio may enter into futures contracts and options thereon provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio's total assets. A Portfolio may also use futures contracts and options for bona fide hedging transactions.


Futures contracts and options may also be used to reallocate the Portfolio's assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index. While futures contracts and options can be used as leveraged instruments, the Portfolios will not use futures contracts or options to leverage their portfolios, except as indicated above.

PORTFOLIO TURNOVER OF THE PORTFOLIOS

Each Portfolio's portfolio turnover rate (i.e., the rate at which the Portfolio buys and sells shares of the Funds) for the Income, Value, Balanced and Growth Portfolios is not expected to exceed 125% of the Portfolio's total assets. The annual turnover rate for the Capital Growth Portfolio is not expected to exceed 150%. Asset reallocation decisions typically will occur only once every quarter. However, if market conditions warrant, the Advisor may make more frequent reallocation decisions, which will result in a higher portfolio turnover rate. The Portfolios will purchase or sell shares of the Funds: (a) to accommodate purchases and redemptions of each Portfolio's shares; (b) in response to market or other economic conditions; and (c) to maintain or modify the allocation of each Portfolio's assets among the Funds within the percentage limits described above or as altered by the Advisor from time to time. It is important to note, however, that the portfolio turnover rate of certain of the Funds (i.e., the rate at which the Funds buy and sell securities) may exceed 100%. Such a turnover rate may result in higher transaction costs and may result in additional tax consequences for shareholders (including the Portfolios).

RISK FACTORS OF THE PORTFOLIOS

Like any investment in an investment company, an investment in the Portfolios involves risk. Prospective investors in the Portfolios should consider the following factors:

     - Investing in the Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Funds. See "Dividends, Distributions and Taxes" for additional information about tax implications of investing in the Portfolios.

     - Under certain circumstances, a Fund may determine to make payment of a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the SEC. In such cases, the Portfolios may hold securities distributed by a Fund until the Advisor determines that it is appropriate to dispose of such securities.

     - Certain Funds may invest a portion of their assets in foreign securities; enter into forward currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; engage in other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; engage in repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and engage in "delayed-delivery" transactions; and engage in various other investment practices, some of which may be considered speculative. Further information about these investment policies and practices can be found under "APPENDIX -- SECURITIES AND INVESTMENT PRACTICES" in this Prospectus and in the Trust's Statement of Additional Information, and in the Prospectus(es) of each of the Funds.



     - The Capital Growth Portfolio can invest as much as 50% of its total assets in the Growth Fund and as much as 50% of its total assets in the Emerging Growth Fund, each of which Funds may invest as much as 35% of its total assets in lower-rated bonds, commonly referred to as "junk bonds." As a result, this Portfolio will be subject to the risks associated with investing in such lower-rated bonds. See
        "APPENDIX -- SECURITIES AND INVESTMENT PRACTICES -- Lower-Rated Securities" for additional information about such risks.



     - Certain Portfolios may invest as much as 50% of their total assets in the Growth Fund or Emerging Growth Fund, each of which may invest up to 25% of its total assets in foreign equity securities and as much as 5% of its total assets in securities in developing or emerging markets countries (a country in the initial stages of its industrialization cycle). Certain Portfolios may invest as much as 50% of their total assets in the International Growth Fund, which invests primarily in foreign equity securities, and may invest as much as 30% of its total assets in securities in developing or emerging markets countries. These investments will subject such Portfolios to risks associated with investing in foreign securities. See "APPENDIX -- SECURITIES AND INVESTMENT PRACTICES -- Foreign Investments" for additional information about such risks.


     - The officers and trustees of the Portfolios also serve as officers and trustees of the Funds. In addition, Sierra Services, the investment advisor and distributor of each Portfolio, and Sierra Advisors, the investment advisor of the Funds, are both wholly owned subsidiaries of Sierra Capital Management Corporation ("SCMC"). Also, the Advisor is the distributor of the shares of the Funds. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Funds.

     - From time to time, one or more of the Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by the Advisor. These transactions will affect the Funds, since the Funds that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. Sierra Advisors, representing the interests of the Funds, is committed to minimizing the impact of Portfolio transactions on the Funds; the Advisor, representing the interest of the shareholders of the Portfolios, is also committed to minimizing such impact on the Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. The Advisor and Sierra Advisors will nevertheless face conflicts in fulfilling their respective responsibilities because they are affiliates and employ some of the same investment professionals. The Advisor and Sierra Advisors will monitor the impact of Portfolio transactions on the Funds.

INVESTMENT LIMITATIONS OF THE PORTFOLIOS

The following investment limitations are fundamental for the Portfolios and may not be changed without shareholder approval.

     1. Each Portfolio will concentrate its investments in shares of management investment companies.

     2. Each Portfolio may borrow money from banks solely for temporary emergency purposes, but not in an amount exceeding 30% of its total assets. Whenever borrowings by a Portfolio, including reverse repurchase agreements, exceed 5% of the value of a Portfolio's total assets, the Portfolio will not purchase any securities.

Each Portfolio is subject to further fundamental and non-fundamental restrictions which are described in the Trust's Statement of Additional Information.


INVESTMENT AND RISK CONSIDERATIONS OF THE UNDERLYING FUNDS, INCLUDING THE GLOBAL MONEY FUND



The following section describes the distinct investment objective and policies of each Underlying Fund and some of the risk considerations of investing in the Underlying Funds. The "APPENDIX -- SECURITIES AND INVESTMENT PRACTICES" section at the end of this Prospectus provides more information about the types of securities and investment practices that the Funds may use, and the risk considerations related to such securities and investment practices. There can be no assurance that the Funds will achieve their respective investment objectives. An investment in a single Fund is not designed to be a complete investment program. In implementing its policies, each Fund uses a variety of instruments, strategies and techniques that are described in more detail in the Appendix and in the SAI. With respect to each Fund's investment policies, use of the term "primarily" means that under normal circumstances, at least 65% of the Fund's assets will be invested as indicated, except for the Global Money Fund, where all of its assets will meet the quality and maturity standards described in the SAI. A description of the rating systems used by the following nationally recognized statistical rating organizations ("NRSROs") is also contained in the
SAI: Moody's, S&P, Duff & Phelps, Inc. ("Duff") and Fitch Investors Service, Inc. ("Fitch"). New instruments, strategies and techniques, however, are evolving continually and the Trust reserves authority to invest in or implement them to the extent consistent with its investment objectives and policies.



INVESTMENT GOALS OF THE UNDERLYING FUNDS



The following table describes the investment goals of each Underlying Fund:


                          FUNDS                             INVESTMENT GOAL
        -----------------------------------------  ---------------------------------
        Global Money Fund........................  Income and Capital Preservation
        Short Term High Quality Bond Fund........  Income
        Short Term Global Government Fund........  Income
        U.S. Government Fund.....................  Income
        Corporate Income Fund....................  Aggressive Income
        Growth and Income Fund...................  Growth of Capital and Income
        Growth Fund..............................  Growth of Capital
        Emerging Growth Fund.....................  Growth of Capital
        International Growth Fund................  Growth of Capital

THE MONEY MARKET FUND

GLOBAL MONEY FUND. The Global Money Fund invests in the following U.S. dollar denominated high-quality, money market instruments issued by U.S. and foreign financial institutions and nonfinancial corporations and by the U.S. Government, its agencies or instrumentalities:

     1. Bank Obligations;

     2. Commercial paper (including variable rate demand notes);

     3. Short-term corporate obligations;

     4. U.S. Government Securities; and

     5. Repurchase Agreements collateralized by the securities listed in 1 and 4 above.

The Global Money Fund follows industry-standard guidelines on the quality and maturity of its investments designed to help maintain a stable $1.00 share price. The Fund does not, however, guarantee a $1.00 share price, and a major change in interest rates or a default on an investment could cause the share price to change. Generally, securities with longer maturities are more vulnerable to price changes, although they provide higher yields.

The Fund may invest in Foreign Investments that are U.S. dollar denominated. The Fund may invest up to 50% of its assets in any foreign country but will normally include issues having activities in at least three countries, including the United States. In addition, the Fund may invest in U.S. Government Securities without limit and normally will invest at least 25% of its assets in Bank Obligations.

THE BOND FUNDS

SHORT TERM HIGH QUALITY BOND FUND. To accomplish its objective, the Fund will invest primarily in high quality short-term bonds and other debt securities. Under normal market conditions, the Fund will maintain a dollar-weighted average portfolio maturity of three years or less. The Fund may hold individual securities with remaining maturities of more than three years as long as the dollar-weighted average portfolio maturity is three years or less. For purposes of the weighted average maturity calculation, a mortgage instrument's average life will be considered to be its maturity.

The Fund intends to invest substantially all of its assets in a portfolio of debt securities that are rated investment grade by one or more NRSROs, or, if unrated, are judged to be of comparable quality by the Fund's Sub-Advisor. Securities which are "investment grade" are rated in one of the four highest rating categories. The Fund will invest primarily in U.S. Government Securities, corporate debt obligations or Mortgage-Backed Securities rated in one of the two highest categories by an NRSRO, that is, at least Aa by Moody's, at least AA by S&P, Duff or Fitch, or, if unrated, that are judged to be of comparable quality by the Sub-Advisor. Investment-grade bonds are generally of medium to high quality. A bond rated in the lower end of the category (Baa/BBB) however, may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of the issuer.

The debt securities in which the Fund may invest include obligations issued or guaranteed by domestic and foreign governments and government agencies and instrumentalities and high-grade corporate debt obligations, such as bonds, debentures, notes, equipment lease and trust certificates, Mortgage-Backed Securities, collateralized mortgage obligations and Asset-Backed Securities.


The Fund may invest up to 10% of its assets in foreign debt securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar denominated securities and U.S. dollar denominated debt securities issued by foreign issuers and foreign branches of U.S. banks. As discussed in the Appendix under "SECURITIES AND INVESTMENT PRACTICES -- Foreign Investments," investment in foreign securities is subject to special risks, such as future adverse political and economic developments; possible seizure, nationalization, or expropriation of foreign investments; less stringent disclosure and accounting requirements; the possible establishment of exchange controls or taxation at the source; or the adoption of other foreign governmental restrictions.

The Fund may also invest in high-quality, short-term obligations (with maturities of 12 months or less), such as commercial paper issued by domestic and foreign corporations, Bank Obligations and Repurchase Agreements. In addition, the Fund may engage in certain Strategic Transactions, which include Dollar Roll Transactions, Reverse Repurchase Agreements, Interest Rate Transactions, Options on Securities and Indexes, Futures and Options on Futures, Options on Foreign Currencies, Foreign Exchange Transactions and Over the Counter Options. The Fund currently intends to invest up to 10% of its total assets in Reverse Repurchase Agreements and up to 33 1/3% of its total assets in Dollar Roll Transactions.

Although the Fund will invest in high quality investments and maintain a dollar-weighted average portfolio maturity of three years or less, there will be some variation in the extent to which the values of the Fund's investments will vary in response to changes in generally prevailing interest rates. For example, certain Mortgage-Backed Securities, collateralized mortgage obligations and Asset-Backed Securities may have pre-payment features that tend to make their values increase less in response to declining interest rates and decrease more in response to increasing interest rates than would the values of otherwise similar conventional debt securities. The Fund may also invest in "inverse floater" instruments that may be more volatile than other variable rate debt instruments.


The Fund may invest in certain illiquid securities.


SHORT TERM GLOBAL GOVERNMENT FUND. The Fund invests primarily in at least three different countries, one of which may be the United States. The Fund maintains a dollar-weighted average portfolio maturity not exceeding three years but may hold individual securities with longer maturities. This policy helps minimize the effect of interest rate changes on the Fund's share price. The Sub-Advisor's determination of the expected average life of a portfolio mortgage security is used as that security's maturity with regard to determining the above calculation of average dollar-weighted portfolio maturity. The Fund's share price and yield will fluctuate primarily due to the movement of foreign currencies against the U.S. dollar and changes in worldwide interest rates.

The Fund is not meant to be a substitute for a money market fund, which seeks to maintain a fixed net asset value per share. The Fund seeks to maintain greater price stability than longer-term bond funds.


Under normal market conditions, the Fund will invest primarily in: (i) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions (including any security which is majority owned by such government, agency, instrumentality, or political subdivision); and (ii) U.S. Government Securities. The Fund may also invest in non-government foreign and domestic debt securities, including debt securities issued or guaranteed by Supranational Organizations, corporate debt securities, Bank Obligations, Mortgage-Backed or Asset-Backed Securities, and Repurchase Agreements.


To protect against credit risk, the Fund invests primarily in high-grade debt securities. At least 65% of the Fund's investments will consist of securities rated within the three highest rating categories of S&P (AAA, AA, A) or Moody's (Aaa, Aa or A) or, if unrated, will be considered by the Sub-Advisor to be of equivalent quality. The Fund may invest in Lower-Rated Securities.

In addition to U.S. dollar holdings, the Fund may invest in securities denominated in foreign currencies and in multinational currency units, such as the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in the relative values of the underlying currencies. Securities of issuers within a given country may be denominated in the currency of another country. In addition, when the Fund's Sub-Advisor believes that U.S. securities offer superior opportunities for achieving the

Fund's investment objective, or for temporary defensive purposes, the Fund may invest substantially all of its assets in securities of U.S. issuers or securities denominated in U.S. dollars.

The Fund may engage in certain Strategic Transactions, which include Reverse Repurchase Agreements, Interest Rate Transactions, Options on Securities and Indexes, Futures and Options on Futures, Options on Foreign Currencies, Foreign Exchange Transactions and Over the Counter Options. The Fund may also invest up to 33 1/3% of its total assets in Dollar Roll Transactions.

The Fund's net asset value per share fluctuates, depending on (i) current worldwide market interest rates, (ii) the value of the currencies in which the Fund's portfolio securities are denominated when compared to the U.S. dollar,
(iii) the success of the Sub-Advisor's currency hedging techniques, and (iv) the creditworthiness of the issuers in which the Fund is invested. In pursuing the Fund's investment objective, however, the Sub-Advisor actively manages the Fund in an effort to minimize the effect of such factors on the Fund's net asset value per share. The Sub-Advisor allocates the Fund's investments among those markets, issuers and currencies that it believes offer the most attractive combination of high income and principal stability. In evaluating investments for the Fund, the Sub-Advisor analyzes relative yields and appreciation potential of securities in particular markets; world interest rates and monetary trends; economic, political and financial market conditions in different countries; credit quality; and the relationship of individual foreign currencies to the U.S. dollar. The Sub-Advisor relies on internally and externally generated financial, economic, and credit research to evaluate alternative investment opportunities. In addition, Sierra Advisors may, from time to time, direct the Sub-Advisor with respect to investment strategies and specific Fund investments including, but not limited to, the Fund's currency hedging strategy, U.S. dollar currency exposure and certain investments which are unrated or rated below investment grade.

The Short Term Global Government Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), which means that the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. The Fund may assume large positions in the obligations of a small number of issuers which may subject the Fund to greater credit and other risks than a more broadly diversified portfolio. The Fund must, however, meet certain diversification standards to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). See "Taxes" in the SAI.

U.S. GOVERNMENT FUND. Under normal market conditions, the Fund pursues its objective by investing at least 65% and up to 100% of its assets in intermediate- and long-term U.S. Government Securities. Depending on current market conditions, the Fund may invest in U.S. Government Securities of varying maturities, which may range up to 40 years. Securities in the Fund's portfolio are high quality securities that will generally yield less income than lower quality securities; higher quality securities, however, generally have less credit and market risk and are more readily marketable than lower quality securities. Depending on market conditions, the Fund's portfolio will consist of various types of U.S. Government Securities in varying proportions. The Fund may invest up to 35% of its assets in (i) Commercial Mortgage-Backed Securities rated in one of the two highest rating categories by an NRSRO, that is, at least Aa by Moody's, at least AA by S&P, Duff or Fitch, or, if unrated, that are judged to be of comparable quality by the Sub-Advisor; and (ii) the types of securities in which the Corporate Income Fund may invest except as otherwise prohibited in this Prospectus or the SAI, including preferred stock, Convertible Securities, U.S. Government Securities (including Government Stripped Mortgage-Backed Securities), Asset-Backed Securities and interests in Lease Obligations Bonds. A substantial portion of the Fund's assets at any time may consist of Mortgage-Backed Securities. For more detailed information regarding the types of securities in which the Corporate Income Fund may invest, see "Corporate Income Fund."

The Fund may invest up to 20% of its assets in money market instruments consisting of short-term U.S. Government Securities and Repurchase Agreements with respect to such U.S. Government Securities, and for temporary defensive purposes may invest in these instruments without limitation. In addition, the Fund may engage in Reverse Repurchase Agreements and certain Strategic Transactions. The Fund may also invest up to 33 1/3% of its total assets in Dollar Roll Transactions.

GUARANTEES OF THE FUND'S SECURITIES BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES GUARANTEE ONLY THE PAYMENT OF PRINCIPAL AND INTEREST ON THE GUARANTEED SECURITIES, AND DO NOT GUARANTEE THE SECURITIES' YIELD OR VALUE OR THE YIELD OR VALUE OF THE FUND'S SHARES.

CORPORATE INCOME FUND. Under normal market conditions, the Fund pursues its investment objective by investing primarily in corporate bonds of United States issuers that are rated investment grade by one or more NRSROs, or, if not rated, that the Fund's Sub-Advisor believes to have credit characteristics equivalent to such investment grade rated corporate bonds. Securities that are rated "investment grade" are rated in one of the four highest categories. Generally, at least 65% of the corporate bonds held by the Fund will have had remaining maturities of 10 years or more at the date of purchase, unless the Sub-Advisor believes that investing in corporate bonds with shorter maturities would be appropriate in light of prevailing market conditions. Corporate bonds with longer maturities generally tend to produce higher yields and are subject to greater market risk than debt securities with shorter maturities. The value of the Fund's portfolio securities can be expected to vary inversely with changes in the prevailing interest rates.

The Fund may also invest in preferred stock and Convertible Securities, which are rated investment grade by an NRSRO, or, if not rated, that the Sub-Advisor believes to have credit characteristics equivalent to such investment grade rated bonds; U.S. Government Securities (including Government Stripped Mortgage-Backed Securities); Asset-Backed Securities; interests in Lease Obligation Bonds for which the payment of interest and principal is unconditionally guaranteed by companies with debt that is rated at least investment grade by an NRSRO, provided that, no more than 20% of the Fund's assets will be invested in such Lease Obligation Bonds. The Fund also may invest in bonds issued by foreign governments and corporations, provided that no more than 20% of the Fund's assets will be invested in such bonds and no more than 5% will be denominated in any one currency. For temporary defensive purposes, the Fund may also invest, without limitation, in money market instruments, including short-term U.S. Government Securities, commercial paper rated in the highest category by an NRSRO, Bank Obligations and cash and cash equivalents. In addition, the Fund may engage in Reverse Repurchase Agreements and certain Strategic Transactions. The Fund may also invest up to 33 1/3% of its total assets in Dollar Roll Transactions.

THE EQUITY FUNDS

GROWTH AND INCOME FUND. Under normal market conditions, the Fund invests primarily in dividend-paying Equity Securities. The Fund may also invest in other Equity Securities, consisting of nondividend-paying Equity Securities, preferred stock and Convertible Securities, such as convertible preferred stock, convertible bonds rated in the highest three rating categories by Moody's or S&P, or, if unrated, are determined to be of equal quality by the Fund's Sub-Advisor, and warrants. The Fund is not subject to any limit on the size of companies in which it may invest, but intends to be primarily invested, under normal circumstances, in the large- and medium-sized companies included in the Standard & Poor's 500 Stock Index ("S&P 500 Index"). The Fund may also invest up to 10% of its total assets in American Depositary Receipts. The Fund is designed for investors who want an actively managed diversified portfolio of selected equity securities that seeks to outperform the total return of the S&P 500 Index.

The Fund attempts to reduce risk by investing in many different economic sectors, industries and companies. The Fund's Sub-Advisor may under- or over-weight selected economic sectors against the S&P 500 Index's sector weightings to seek to enhance the Fund's total return or reduce fluctuations in market value relative to the S&P 500 Index.

During ordinary market conditions, the Sub-Advisor will keep the Fund essentially fully invested in the equity securities described above. The Sub-Advisor may, however, invest in money market instruments including U.S. Government Securities; Bank Obligations; and commercial paper and corporate obliga-tions, including variable rate demand notes, that are issued by U.S. and foreign issuers and that are rated in the highest three rating categories by Moody's or S&P, or, if unrated, are determined to be of equal quality by the Sub-Advisor. Under normal circumstances, the Fund will invest in such money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions. The Fund may also, however, invest in these instruments, without limitation, as a temporary defensive measure taken during, or in anticipation of, adverse market conditions. In addition, the Fund may engage in certain Strategic Transactions.

GROWTH FUND. Under normal market conditions, the Fund invests primarily in Equity Securities of U.S., multinational and foreign companies of all sizes that offer potential for growth. Generation of income is not an objective of the Fund, and any income received is only an incidental consideration of the Fund. The Fund intends to invest primarily in Equity Securities believed by management to have appreciation potential. However, no class of security represents at all times the greatest promise for capital appreciation. Therefore, the Fund may invest in debt securities, including Lower-Rated Securities, if in the opinion of management, doing so would further the long-term capital appreciation objective of the Fund.

The Fund may invest up to 25% of its assets in foreign securities, usually foreign Equity Securities, and up to 5% of its assets in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). A developing or emerging country is generally considered by the international financial community, and in the opinion of management, to be a country that is in the initial stages of its industrialization cycle. The Fund may also, for temporary defensive purposes, in an effort to protect its assets against major adverse market declines or when investment opportunities with desirable risk/reward characteristics are unavailable, pursue a policy of retaining cash or investing part or all of its assets in cash equivalents or investment-grade debt securities. In addition, the Fund may engage in certain Strategic Transactions.

Pursuant to an exemptive order granted by the SEC, the Growth Fund and Emerging Growth Fund (and other funds advised by Janus Capital Corporation) may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

EMERGING GROWTH FUND. Under normal market conditions, the Fund invests primarily in Equity Securities of companies with market capitalizations of less than $1.4 billion at the time of purchase. Income is only an incidental consideration of the Fund. A company's market capitalization is calculated by multiplying the total number of shares of its Equity Securities outstanding by the market price per share of its stock.

Small capitalization companies typically are subject to a greater degree of change in earnings and business prospects than larger, more established companies. In addition, securities of small capitalization companies are traded in lower volume than those issued by larger companies and may be more volatile and less liquid than those of larger companies. In light of these characteristics of small capitalization companies and their securities, the Fund may be subject to greater investment risk than that assumed when investing in the equity securities of larger capitalization companies.

The Fund has been designed to provide investors with potentially greater long-term rewards than those provided by an investment in a fund that seeks capital appreciation from equity securities of larger, more established companies. Small capitalization companies generally are not as well known to the investing public and have less of an investor following than larger companies, and therefore may provide opportunities for greater investment gains as a result of relative inefficiencies in the marketplace.

In selecting investments for the Fund, the Fund's Sub-Advisor seeks small capitalization companies that it believes are undervalued in the marketplace, or that the Sub-Advisor believes have earnings that may be expected to grow faster than the United States economy in general. These companies typically would possess one or more characteristics, including high quality management, a leading or dominant position in a major product line, a sound financial position and a relatively high rate of return on invested capital so that future growth can be financed from internal sources. The Fund also may invest in companies that offer the possibility of accelerating earnings growth because of management changes, new products or structural changes in the economy.

The Fund may invest up to 25% of its assets in securities of foreign issuers and up to 5% of its assets in securities in developing or emerging countries.

The Fund may invest in other Equity Securities, including Convertible Securities and warrants to purchase Equity Securities, as well as cash and cash equivalents. In addition, the Fund may invest in Lower Rated Securities and engage in certain Strategic Transactions. Furthermore, the Emerging Growth Fund may transfer daily uninvested cash balances into one or more joint trading accounts advised by the Sub-Advisor. See "Growth Fund."

INTERNATIONAL GROWTH FUND. Under normal market conditions, the Fund invests primarily in Equity Securities of foreign issuers located in countries that the Fund's Sub-Advisor deems to have attractive investment opportunities. Income is only an incidental consideration of the Fund. The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and capitalization.


The Fund may invest in securities of issuers located in a variety of different foreign regions and countries which includes, but is not limited to, the following: Argentina, Australia, Austria, Belgium, Canada, Chile, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, Indonesia, Ireland, Italy, Japan, Luxembourg, Malaysia, Mexico, The Netherlands, New Zealand, Norway, Philippines, Poland, Portugal, Singapore, The Slovak Republic, Spain, Sweden, Switzerland, Thailand and The United Kingdom. More than 25% of the Fund's total assets may be invested in the securities of issuers located in the same country. The relative strength or weakness of a particular country's currency or economy may dictate whether securities of issuers located in such country will be purchased or sold. Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth among foreign countries, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and the range of investment opportunities available to international investors.


The Fund invests in Equity Securities and may invest in other securities with equity characteristics, consisting of trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in Convertible Securities. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in restricted or unlisted securities.

The Fund intends to stay invested in the securities described above to the extent practical. Fund assets may be invested in short-term debt instruments to meet anticipated day-to-day operating expenses, and for temporary defensive purposes. In addition, when the Fund experiences large cash inflows, the Fund may hold short-term investments pending availability of desirable equity securities.

The short-term instruments in which the Fund may invest include foreign and domestic: (i) short-term obligations of foreign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated in one of the three highest categories by an NRSRO, or if unrated, of comparable quality in the opinion of the Fund's Sub-Advisor; (iii) commercial paper, including master notes; (iv) Bank Obligations; and (v) Repurchase Agreements. At the time the Fund invests in any commercial paper, Bank Obligations or Repurchase Agreements, the issuer must have outstanding debt rated in one of the three highest categories by an NRSRO, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the investment must be of comparable quality in the opinion of the Fund's Sub-Advisor.

The Fund may invest up to 30% of its assets in the securities of companies or governments of developing or emerging countries provided that no more than 5% of the Fund's total assets are invested in any one such country. For temporary defensive purposes, the Fund may invest a major portion of its assets in securities of United States issuers. Furthermore, the Fund may invest up to 5% of its total assets in corporate debt securities having maturities longer than one year and which are rated BBB or better by S&P, including Euro-currency instruments and securities.

In addition, the Fund may engage in certain Strategic Transactions, which include Options on Securities and Indexes, Futures and Options on Futures, Options on Foreign Currencies, Foreign Exchange Transactions and Over the Counter Options.


YOUR SIERRA ASSET MANAGER CONTRACT



The Trust provides an active investment management service offered by Sierra Services that allocates your investments in a combination of shares of certain Funds that are selected to meet long-term investment objectives as well as, in certain circumstances, current income objectives. Each Fund invests in a diversified portfolio of securities in a manner designed to meet its own investment objective. In addition to the considerable diversification among individual securities you would receive by investing in a particular Fund through the Sierra Advantage Annuity, you can further reduce risk by investing in the Portfolios and the Global Money Fund through a Sierra Asset Manager Contract by having your assets actively managed among several different Funds that each have different risk and return characteristics. Sierra Services has incorporated investment strategies into the Portfolios to meet the diverse financial needs of different investors. You can choose one or more of the Portfolios which allocates its assets among a number of the Funds and can choose to invest to some extent in the Global Money Fund. The Portfolios have been designed for long-term investors.


MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES


The Board of Trustees is responsible for the management of the business and affairs of the Trust as provided in the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust and By-Laws. The Trustees are experienced business persons who meet several times during the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Trust, and review performance. The majority of the Trustees are not otherwise affiliated with Sierra Services, Sierra Advisors or any of the Sub-Advisors.



SIERRA SERVICES, SIERRA ADVISORS, THEIR AFFILIATES AND THE PORTFOLIOS' SERVICE PROVIDERS


INVESTMENT ADVISOR OF THE PORTFOLIOS


Under an Investment Advisory Agreement with the Trust, Sierra Services, located at 9301 Corbin Avenue, Northridge, California 91324, is the investment advisor of each of the Portfolios. The Advisor provides its proprietary asset allocation services to the Portfolios, formulates the Portfolios' investment policies (subject to the terms of this Prospectus), analyzes economic and market trends, exercises investment discretion over the assets of the Portfolios and monitors the allocation of each Portfolio's assets and each Portfolio's performance. Although it is expected that each Portfolio will typically be fully invested in the Funds, Sierra Services may, from time to time, direct the investment of each Portfolio's cash balances in money market securities or in other instruments, including stock or bond index futures and options thereon. For its investment advisory services to the Portfolios, Sierra Services is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Portfolio's average daily net assets. Sierra Services may voluntarily waive fees payable to them from time to time.

Sierra Services became a registered broker-dealer member of the NASD and became a registered investment advisor in 1992. Sierra Services is a wholly-owned subsidiary of SCMC, which is a wholly-owned subsidiary of Great Western Financial Corporation ("GWFC"). GWFC is a publicly owned financial services company listed on the New York, London and Pacific stock exchanges. On March 6, 1997, GWFC and Washington Mutual Inc. ("Washington Mutual") announced that they had entered into an Agreement and Plan of Merger. Washington Mutual is a financial services company. Subject to certain conditions being met, it is currently anticipated that the merger will close in mid-1997. Thereafter, Sierra Services will be an indirect subsidiary of the entity formed by the merger of Washington Mutual and GWFC. Sierra Services, which has served as an investment advisor to another investment company, since 1996 the Sierra Asset Management Portfolios, has provided asset allocation services to individual Sierra Asset Management accounts since 1992, and had aggregate assets under management of approximately $833 million as of December 31, 1996.



Stephen C. Scott, Senior Vice President of the Trust since 1993 and of Sierra Services since 1996, is the portfolio manager of each of the Portfolios. He joined Great Western Financial Securities Corporation ("GW Securities") in August 1988 and has served as the President and Chief Investment Officer of Sierra Advisors since 1989. Prior to joining GW Securities, he served as President and Chairman of SDS Investment Advisors, a firm he founded in which he developed asset allocation technology. Mr. Scott has had primary management responsibility for the Portfolios since their inception.



DISTRIBUTOR



Sierra Services also serves as the distributor of the Trust's shares on a best efforts basis. Sierra Services, as principal underwriter, or insurance companies whose variable products are funded by the Trust, will bear all of the Trust's marketing expenses. This includes the cost of reproducing prospectuses, statements of additional information or any other Trust documents (such as semi-annual reports) used as sales materials. Sierra Services makes payments to AGL to assist it in defraying various costs involved in offering the Portfolios under its contracts.



ADMINISTRATION



Subject to the authority of the Board of Trustees, Sierra Administration is responsible for all administrative and some recordkeeping functions of the Trust. It provides office facilities and supplies; provides clerical, executive, accounting and administrative services; prepares reports to shareholders and filings with regulatory authorities; prepares materials for the Board of Trustees' meetings; and provides securities accounting and calculates net assets. As permitted by the terms of the Administration Agreement, Sierra Administration has delegated certain of these functions to FDISG and Boston Safe. Pursuant to arrangements effective July 1, 1996, FDISG acts as the Trust's transfer and dividend paying agent, and in that capacity computes and pays dividends to shareholders. Sierra Administration is an indirect wholly-owned subsidiary of GWFC. Boston Safe, One Boston Place, Boston, Massachusetts 02108, acts as custodian of the Funds' assets.



For its services to the Underlying Funds, Sierra Administration is paid a monthly fee at an effective annual rate of 0.18% of each Fund's average net assets. Sierra Administration pays FDISG a fee based on the average daily assets of the Trust and its expenses for its services as sub-administrator. In addition, Sierra Administration pays the basic fees and charges of Boston Safe. Sierra Administration may voluntarily waive fees payable to it and reimburse expenses from time to time. During the fiscal year ended December 31, 1996, each Fund paid fees to Sierra Administration equal to 0.18% of the average net assets of each Fund. In addition, the Trust pays FDISG fees for its services as Transfer Agent. FDISG is located at One Exchange Place, 53 State Street, Boston, Massachusetts 02109-2873 and 4400 Computer Drive, Westboro, Massachusetts 01581.

For its services to the Portfolios, Sierra Administration is paid a monthly fee at an effective annual rate of 0.15% of each Portfolio's average net assets.



INDEPENDENT ACCOUNTANTS



Price Waterhouse LLP serves as the independent accountants of the Trust.



INVESTMENT ADVISOR AND INVESTMENT SUB-ADVISORS OF THE UNDERLYING FUNDS



INVESTMENT ADVISOR OF THE UNDERLYING FUNDS



Sierra Advisors, located at 9301 Corbin Avenue, Northridge, California 91324, is the investment advisor of the Underlying Funds. Responsibilities of Sierra Advisors include formulating the Funds' investment policies (subject to the terms of this Prospectus), analyzing economic trends and directing and evaluating the investment services provided by the Sub-Advisors and monitoring each Fund's investment performance. Each Fund has a sub-advisor who selects the investments made by the Fund subject to oversight and direction by Sierra Advisors. In connection with these activities, Sierra Advisors may initiate action to change a Sub-Advisor if it deems such action to be in the best interests of a Fund and its shareholders. Sierra Advisors became a registered investment advisor in 1988. Sierra Advisors is a wholly-owned subsidiary of SCMC, which is a wholly-owned subsidiary of GWFC.



Sierra Advisors, which performs similar services for Sierra Trust Funds and Sierra Prime Income Fund, had aggregate assets under management of approximately $2.34 billion as of December 31, 1996. For its services, Sierra Advisors is paid a monthly fee at annual rates equal to percentages of each Fund's average net assets, described in "Advisory Fees."



ADVISORY FEES. For investment advisory services, monthly fees are paid to Sierra Services and Sierra Advisors by each Portfolio and Underlying Fund, respectively, based upon a percentage of the average net assets of such Portfolio or Underlying Fund. Absent fee waivers, Sierra Services is entitled to be paid at an effective annual rate of .10% for each Portfolio and Sierra Advisors is entitled to be paid the following effective annual rates for the Underlying Funds:



                   MONEY MARKET AND BOND FUNDS ADVISORY FEES


=======================================================================================================

                                                          Short Term
                            Global        Short Term        Global           U.S.          Corporate
                             Money       High Quality     Government      Government        Income
         Assets              Fund          Bond Fund       Bond Fund         Fund            Fund
-------------------------------------------------------------------------------------------------------
  First $200 million          .50%            .50%            .75%            .60%            .65%
-------------------------------------------------------------------------------------------------------
  From $200 million
  to $500 million             .50%            .45%            .75%            .60%            .65%
-------------------------------------------------------------------------------------------------------
  More than $500 million       .40%           .40%            .65%            .50%            .50%
=======================================================================================================

                           EQUITY FUNDS ADVISORY FEES


======================================================================================================

                                         Growth and                       Emerging      International
                Assets                   Income Fund     Growth Fund     Growth Fund     Growth Fund
------------------------------------------------------------------------------------------------------
  First $25 million                          .80%            .95%            .90%            .95%
------------------------------------------------------------------------------------------------------
  From $25 million to $50 million            .80%           .875%            .85%            .95%
------------------------------------------------------------------------------------------------------
  From $50 million to $100 million           .80%           .875%            .85%            .85%
------------------------------------------------------------------------------------------------------
  From $100 million to $125 million          .75%           .875%            .85%            .85%
------------------------------------------------------------------------------------------------------
  From $125 million to $200 million          .75%           .875%            .85%            .75%
------------------------------------------------------------------------------------------------------
  From $200 million to $400 million          .70%           .875%            .85%            .75%
------------------------------------------------------------------------------------------------------
  From $400 to $500 million                  .65%           .875%            .85%            .75%
------------------------------------------------------------------------------------------------------
  More than $500 million                    .575%           .875%            .75%            .75%
======================================================================================================



The management fees for the Short Term Global Government, Growth and Income, Growth, Emerging Growth and International Growth Funds are higher than those paid by most mutual funds, but comparable to other mutual funds with like investment objectives and policies.



Sierra Advisors or certain Fund Sub-Advisors may voluntarily waive fees payable to them from time to time. Any fee waivers by a Sub-Advisor may be retained by Sierra Advisors, or Sierra Advisors may pass part or all of such fee waivers through to the Underlying Funds. Sierra Advisors and the Administrator of the Funds have each voluntarily undertaken to waive its fees and/or bear certain expenses, if necessary, from time to time so that average annual total expenses of the Funds will not exceed 0.85%, 1.45%, 1.30%, 1.40%, 1.55%, 1.10%, 1.00%,
1.15% and 1.35% for the Global Money, Growth, Growth and Income, Emerging Growth, International Growth, U.S. Government, Short Term High Quality Bond, Corporate Income and Short Term Global Government Funds, respectively. Absent these voluntary waivers and reimbursements and credits allowed by the custodian, the annual management fees, other expenses and total expenses for the Global Money Fund would be 0.50%, 0.38% and 0.88%, respectively. Expenses for a Fund may be accrued at a rate in excess of such limits for short periods of time so long as the limit is met on an annual basis. Actual expenses for a Portfolio or a Fund may vary from day to day. Sierra Advisors and the Administrator retain the ability to be repaid by a Fund if expenses fall below the specified limit prior to the end of the fiscal year, but will not recover these amounts in later years. Sierra Advisors and the Administrator may each, at its sole discretion, vary the level of or eliminate its voluntary fee waivers and expense reimbursements at any time. Waivers of fees and reimbursement of expenses have the effect of increasing yield or improving total return for the period when such waivers and reimbursements are in effect. During the fiscal year ended December 31, 1996, the following fees based upon the average net assets of each Fund were paid by the Trust to Sierra Advisors: Global Money Fund: 0.20%; Short Term High Quality Bond Fund: 0.42%; Short Term Global Government fund: 0.75%; U.S. Government Fund: 0.60%; Corporate Income Fund: 0.65%; Growth and Income
Fund: 0.80%; Growth Fund: 0.89%; Emerging Growth Fund: 0.87% and International Growth Fund: 0.94%.



PORTFOLIO TRANSACTIONS AND TURNOVER. All orders for the purchase or redemption of shares of the Underlying Funds are placed by Sierra Advisors. All orders for the purchase or sale of other securities on behalf of a Portfolio or a Fund are placed by Sierra Advisors or the Fund's Sub-Advisor, respectively, with broker-dealers that it selects. A Fund may, at the discretion of Sierra Advisors or the Fund's Sub-Advisor, utilize broker-dealers affiliated with Sierra Advisors or a Sub-Advisor in connection with a purchase or sale of securities, in accordance with procedures adopted by Trustees and in accordance with the 1940 Act which require periodic review of these transactions.



Under certain market conditions, an Underlying Fund may experience high portfolio turnover as a result of its investment strategies. For example, the purchase or sale of securities by a Fund in anticipation of a rise or decline in interest rates or to take advantage of yield disparities among different issues of U.S. Government Securities could result in high portfolio turnover. As a result of their investment strategies, the Short Term High Quality Bond, Short Term Global Government, U.S. Government and Growth Funds' annual portfolio turnover rates are expected to be as high as 200%. Higher portfolio turnover rates for the Funds can result in corresponding increases in expenses such as brokerage commissions and transaction costs. The Funds will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their respective objectives and policies.



INVESTMENT SUB-ADVISORS OF THE UNDERLYING FUNDS



The following organizations, under the supervision of Sierra Advisors, serve as Investment Sub-Advisors to the Underlying Funds:



Global Money Fund..........................  J.P. Morgan Investment Management Inc.
                                             ("J.P. Morgan")
Short Term High Quality Bond Fund..........  Scudder, Stevens & Clark, Inc. ("Scudder")
Short Term Global Government Fund..........  Scudder
U.S. Government Fund.......................  BlackRock Financial Management, Inc.
                                             ("BlackRock")
Corporate Income Fund......................  TCW Funds Management, Inc. ("TCW
                                             Management")
Growth and Income Fund.....................  J.P. Morgan
Growth Fund................................  Janus Capital Corporation ("Janus")
Emerging Growth Fund.......................  Janus
International Growth Fund..................  Warburg, Pincus Counsellors, Inc.
                                             ("Warburg")



In accordance with each Underlying Fund's investment objective and policies and under the supervision of Sierra Advisors and the Trust's Board of Trustees, each Fund's Sub-Advisor is responsible for the day-to-day investment management of the Fund, makes investment decisions for the Fund and places orders on behalf of the Fund to effect the investment decisions made.



The following organizations act as Sub-Advisors to the Underlying Funds as indicated below:



     BLACKROCK FINANCIAL MANAGEMENT, INC. ("BlackRock"), Sub-Advisor of the U.S. Government Fund, 345 Park Avenue, New York, New York 10154, provides investment advice to a wide variety of institutional and investment company-related clients. As of December 31, 1996, BlackRock had aggregate assets under management or supervision of more than $43 billion.



     The day-to-day management of the U.S. Government Fund's portfolio is the responsibility of a committee composed of individuals who are officers of BlackRock. This committee has managed the Fund since December, 1994, and is supervised by Keith Anderson and Andrew J. Phillips. Mr. Anderson, a Managing Director of BlackRock, has been co-head of the Portfolio Management Group since 1988. Mr. Phillips has been a portfolio Manager of BlackRock since 1991 and a Principal of BlackRock since 1993.


     BlackRock is paid fees monthly at the following annual rate under the Current Sub-Advisory Agreement for the U.S. Government Fund: (i) 0.185% of the U.S. Government Fund's average daily net assets if the combined average daily net assets of the Fund and the Sierra Trust U.S. Government Fund (together, the "Government Funds' Combined Assets") are equal to or less than $650,000,000; (ii) 0.15% of the U.S. Government Funds' average daily net assets if the Government Funds' Combined Assets are more than $650,000,000 but less than $1,000,000,000; or (iii) 0.10% of the U.S.
     Government Fund's average daily net assets if the Government Funds' Combined Assets are more than $1,000,000,000.

     JANUS CAPITAL CORPORATION ("Janus"), Sub-Advisor of the Growth Fund and Emerging Growth Fund, 100 Fillmore Street, Denver, Colorado 80206, provides investment advice to mutual funds and other large institutional clients. As of December 31, 1996, Janus' assets under management were in excess of $46 billion.


     Warren B. Lammert, Senior Analyst and Portfolio Manager of Janus, has been the portfolio manager for the Growth Fund since its inception. Mr. Lammert is a graduate of Yale University and is a Chartered Financial Analyst. He served as a securities analyst at Janus from 1987-1988, before leaving to receive his Masters in Economic History with Distinction from the London School of Economics. He rejoined Janus as Senior Analyst in January, 1990, and is Portfolio Manager to a number of equity funds, including the Growth Fund.

     James P. Goff, Portfolio Manager and Senior Analyst at Janus, has been the portfolio manager of the Emerging Growth Fund since inception. Mr. Goff joined Janus in 1988, and also manages the Janus Enterprise Fund. He holds a Bachelor of Arts in Economics from Yale University and is a Chartered Financial Analyst. His duties at Janus also include the management of separate equity accounts.


     Sierra Advisors pays Janus separate fees for the Growth Fund and Emerging Growth Fund based on the following annual percentage rate of the average net assets of each respective Fund (.55% of the first $25 million of assets, 0.50% of assets over $25 million).



     J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. Morgan"), Sub-Advisor of the Global Money Fund and Growth and Income Fund, 522 Fifth Avenue, New York, New York 10036, provides investment services to employee benefit plans of corporations, labor unions and state and local governments and the accounts of other institutional investors. As of December 31, 1996, J.P. Morgan had investment management authority with respect to approximately $208 billion.


     Henry D. Cavanna, Managing Director of J.P. Morgan, and William M. Riegel, Vice President of J.P. Morgan, have been the portfolio managers for the Growth and Income Fund since inception. Mr. Cavanna is a senior portfolio manager in the Equity and Balanced Accounts Group. Mr. Cavanna was with the Wall Street firm, Harris Upham & Co., prior to joining J.P. Morgan in 1971. He received his B.A. degree from Boston College and LL.B. degree from the University of Pennsylvania. Mr. Riegel is also a senior portfolio manager in the Equity and Balanced Accounts Group. He joined J.P. Morgan in 1979 as an investment research analyst in energy and machinery companies after completing the firm's commercial bank management training program. Mr. Riegel joined the Equity group in 1984, assisting with the management of the Convertible Fund and separately managed accounts. Mr. Riegel graduated from Williams College in 1978 and is a Chartered Financial Analyst.


     Sierra Advisors pays J.P. Morgan a fee based on the following annual percentage rate of the average net assets of the Global Money Fund (0.15% of assets). Sierra Advisors also pays J.P. Morgan a fee based on the following annual percentage rate of the average net assets of the Growth and Income Fund (0.45% of the first $100 million of assets, 0.40% of the next $100 million of assets, 0.35% of the next $200 million of assets, 0.30% of assets over $400 million).



     SCUDDER, STEVENS & CLARK, INC. ("Scudder"), Sub-Advisor of the Short Term High Quality Bond Fund and Short Term Global Government Fund, Two International Place, Boston, Massachusetts 02110, provides investment management services for institutions, individuals and mutual funds. As of December 31, 1996, Scudder's assets under management were in excess of $115 billion. Scudder is a privately held corporation, owned and operated by active firm employees, concentrating primarily on investment management.


     Adam M. Greshin is the lead portfolio manager for the Short Term Global Government Fund. Mr. Greshin joined Scudder in 1986 as an international bond analyst. Currently, he is Product Leader for Scudder's global and international fixed-income investing. He was involved in the original design of the Fund and has served as a member of the Fund's portfolio management team since

     1991. Mr. Greshin assumed responsibility for the Fund's day-to-day management and investment strategies effective November 1995.

     Thomas M. Poor, Managing Director of Scudder, has been the portfolio manager of the Short Term High Quality Bond Fund since inception. Mr. Poor graduated from Amherst College in 1965 and taught mathematics before joining Scudder in 1970. He has worked entirely in fixed income research and institutional bond portfolio management and is currently director of the firm's Limited Volatility Bond Product, where he is responsible for the policy, coordination and promotion of this style. In addition, he manages institutional portfolios, Scudder Short Term Bond Fund and Scudder Managed GIC Trust. He became a Chartered Financial Analyst in 1975 and has received that organization's Certificate of Achievement in 1987-1992.


     Sierra Advisors pays Scudder a fee based on the following annual percentage rate of the average net assets of the Short Term High Quality Bond Fund (0.15% of the first $200 million, 0.10% of assets over $200 million). Sierra Advisors also pays Scudder a fee based on the following annual percentage rate of the average net assets of the Short Term Global Government Fund (0.28% of the first $200 million, 0.10% of assets over $200 million).



     TCW FUNDS MANAGEMENT, INC. ("TCW"), Sub-Advisor of the Corporate Income Fund, 865 S. Figueroa Street, Suite 1800, Los Angeles, California 90017, provides a variety of investment management and investment advisory services for institutional investors, including investment companies. As of December 31, 1996, these companies had aggregate assets under management of over $50 billion.


     James M. Goldberg, Managing Director of TCW and Chairman of its Fixed-Income Policy Committee, has been the portfolio manager for the Corporate Income Fund since its inception. Mr. Goldberg joined TCW in 1984 after serving as Senior Vice President and Director of Portfolio Management at Crocker National Corporation. He received his B.S. and M.B.A. in Finance from the University of California at Berkeley. He is a guest lecturer at Berkeley and Stanford and is a Chartered Financial Analyst and a Chartered Investment Counselor.


     Sierra Advisors pays TCW Management a fee based on the following annual percentage rate of the average net assets of the Corporate Income Fund (0.30% of the first $500 million, 0.25% of assets over $500 million).



     WARBURG, PINCUS COUNSELLORS, INC. ("Warburg"), Sub-Advisor of the International Growth Fund, 466 Lexington Avenue, New York, New York 10017-3147, is a professional investment counselling firm which provides investment services to investment endowment funds, foundations and other institutions and individuals. As of January 31, 1997, Warburg managed approximately $17.9 billion of assets, including approximately $10.7 billion of investment company assets.



     The following people have been primarily responsible for managing the Fund since April 8, 1996. Richard H. King, Senior Managing Director, joined Warburg to found the international equity department and has 28 years of investment experience. Prior to joining Warburg, Mr. King was chief investment officer and a director of Fiduciary Trust Company International S.A. in London from 1984 until 1988. P. Nicholas Edwards, Managing Director, has 12 years of investment experience. Prior to joining Warburg, Mr. Edwards was a director and senior analyst at Jardine Fleming Investment Advisers in Tokyo from 1991 to 1995. Harold W. Ehrlich, CFA, CIC, Managing Director, has 13 years of investment experience. Prior to joining Warburg, Mr. Ehrlich was a senior vice president, portfolio manager and analyst at Templeton Investment Counsel Inc. from 1987 to 1995. Nicholas P.W. Horsley, Senior Vice President, has 15 years of investment experience. Prior to joining Warburg, Mr. Horsley was a director, portfolio manager and analyst at Barclays de Zoete Wedd in New York from 1986 to 1993. Vincent J. McBride, Senior Vice President, has 9 years of investment experience. Prior to joining Warburg, Mr. McBride was an international equity analyst at Smith Barney Inc. from 1993 to 1994. He was an international equity analyst at General Electric

     Investments from 1992 to 1993 and a portfolio manager/analyst at United Jersey Bank from 1989 to 1992.


     Sierra Advisors pays Warburg a fee based on the following annual percentage rate of the average net assets of the International Growth Fund (0.50% of net assets).



Like any investment company, each Portfolio and each Underlying Fund pays expenses related to its daily operations. Expenses paid out of an investment company's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts. Each Portfolio pays a management fee to Sierra Services for managing its investments and business affairs and each Underlying Fund pays a management fee to Sierra Advisors for managing its investments and business affairs. Sierra Advisors pays fees to the Investment Sub-Advisors, who provide assistance with these services. Each Portfolio and each Underlying Fund also pays other expenses, which are explained on the following pages. Sierra Services, Sierra Advisors and/or Sierra Administration may, from time to time, agree to waive management fees or reimburse expenses above a specified limit.



GENERAL INFORMATION AND HISTORY


THE TRUST

The Trust is an open-end management investment company that offers diversified and non-diversified series. It was organized on January 29, 1993 under the laws of the Commonwealth of Massachusetts as a "Massachusetts business trust." The Trust has the power to issue separate series of shares and has authorized 14 separate series. The Trust offers shares of beneficial interest, each without par value. Additional series may be established.


Currently, the shares of the Portfolios are sold only to AGL and its separate accounts to fund Sierra Asset Manager Contracts and shares of the Underlying Funds, are sold only to the Portfolios and to separate accounts of AGL. In the future, the Trust may offer its shares to separate accounts funding variable annuities of insurance companies affiliated or unaffiliated with AGL and to separate accounts which fund variable life insurance or other variable funding arrangements. The Trust's Board of Trustees will monitor potential conflicts between variable life insurance policies and variable annuity contracts or among insurance company shareholders and will determine what, if any, action should be taken to resolve any conflicts. Until other insurance companies have made investments in the Portfolios or the Funds, AGL will be the sole shareholder of the Trust.


Under Massachusetts law, in certain circumstances, shareholders may be held personally liable as partners for the obligations of a business trust such as the Trust. The Trust's Declaration of Trust contains provisions designed to protect shareholders from such liability to the extent of the Trust's assets. As a result, the risk of personal liability for insurance companies or Portfolios as shareholders is remote.


SHAREHOLDER MEETINGS AND VOTING OF SHARES



As a Massachusetts business trust, the Trust is not required to hold annual shareholders' meetings. On occasion, however, special meetings may be called to elect or remove trustees, change fundamental policies, approve management contracts, or for other purposes. Generally, shares of the Trust vote by individual Portfolio or Fund on all matters except when the 1940 Act permits shares of the Portfolios or Funds to be voted in the aggregate. When matters are submitted for shareholder vote, shareholders of each Portfolio or Fund will have one vote for each full share owned and proportionate, fractional votes for fractional shares held. The shareholders of the Portfolios are insurance companies whose separate accounts invest in the Portfolios. The shareholders of the Funds are the Portfolios that invest in the Funds and insurance companies whose separate accounts invest in the Funds. AGL has advised the Trust that, whenever a shareholder vote is taken, AGL will give Sierra Asset Manager Contract owners and annuitants the opportunity to instruct them how to vote the number of shares attributable to such contracts. AGL also stated that it will vote any shares that it is entitled to vote directly, because of their attributable interests in the Trust, and any shares attributable to Sierra Asset Manager Contracts for which instructions are not received, in the same proportion that Sierra Asset Manager Contract owners vote. Matters may be submitted by the Funds for vote by the shareholders of the Funds, in which case the Portfolios, as shareholders of the Funds, will be entitled to vote the shares they hold. Each Portfolio will vote its Fund shares in proportion to the votes of all other shareholders of each respective Fund.



PURCHASE AND REDEMPTION



The shares of the Portfolios and the Global Money Fund are sold in a continuous offering to AGL for its separate accounts to fund Sierra Asset Manager Contracts. Net purchase payments under the Sierra Asset Manager Contracts are placed in one or more of the divisions of the insurance company separate accounts and are invested in the shares of the Portfolios or the Global Money Fund corresponding to such divisions. Shares of the Portfolios and the Global Money Fund are purchased and redeemed by the insurance company at net asset value without sales or redemption charges.



All purchase and redemption orders will be processed in accordance with applicable regulations. The Trust may also suspend redemption, if permitted under the 1940 Act, for any period during which the New York Stock Exchange ("NYSE") is closed or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemption may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders.



From time to time, one or more of the separate account investment divisions may experience relatively large purchases or redemptions due to allocations or rebalancings recommended by Sierra Services for the Portfolios. These transactions may affect the Underlying Funds in which the Portfolios invest, since Funds that experience redemptions as a result of reallocations or rebalancings in the Portfolio may have to sell portfolio securities and Funds that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Funds' portfolio management to the extent that Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also increase transaction costs. Sierra Advisors, representing the interests of the Trust, is committed to minimizing the impact of Portfolio transactions on the Funds; Sierra Services, representing the interests of Portfolio shareholders, is also committed to minimizing such impact on the Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. Sierra Services and Sierra Advisors will nevertheless face conflicts in fulfilling their respective responsibilities, because they are affiliates and employ some of the same professionals. In addition, Sierra Services is also the Trust's Distributor and has contracted with American General Securities Incorporated, the principal underwriter of the Sierra Asset Manager Contracts, for Sierra Services to distribute the Sierra Asset Manager Contracts and the Sierra Advantage Contracts. Although Sierra Services is not compensated for sales of Trust shares, it is compensated for sales of the Sierra Asset Manager Contracts and the Sierra Advantage Contracts.



TRUST EXPENSES



Each Portfolio and Underlying Fund pays all expenses not assumed by Sierra Services or Sierra Advisors. Such expenses include or could include investment-related expenses, such as brokers' commissions, transfer taxes and fees related to the purchase, sale, or loan of securities; fees and expenses for Trustees not affiliated with Sierra Services, Sierra Advisors or the Sub-Advisors; fees and expenses of its independent auditors and legal counsel; costs of Trustee and shareholder meetings; SEC fees; expenses of preparing and filing registration statements; the cost of the printing and mailing of proxy statements, prospectuses and statements of additional information; proxy solicitors' fees; expenses of preparation, printing and mailing of semi-annual shareholder reports; bank transaction charges and certain custodians' fees and expenses; federal, state or local income or other taxes; costs of maintaining the Trust's corporate existence; membership fees for the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses such as indemnification payments or damages awarded in litigation or settlements made. All these expenses will be passed on to the shareholders through a daily charge made to the assets held in the Portfolios and the Funds, which will be reflected in share prices.


NET ASSET VALUE


The net asset value (the current market value of a Fund share) of each Portfolio's and Underlying Fund's shares is determined at the close of regular trading on the NYSE (currently 1:00 p.m., Pacific Time), each business day the NYSE is open, except as noted. The NYSE is currently scheduled to be closed on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, net asset values will not be calculated on the Friday following Thanksgiving. Net asset value per share is calculated for purchases and redemptions of shares of each Portfolio or Fund by dividing the value of total Portfolio or Fund assets, less liabilities (including Trust expenses, which are accrued daily), by the total number of shares of that Portfolio or Fund outstanding. The net asset value per share of each Portfolio or Fund is determined each business day at the close of business. Values of assets in each Portfolio's and Fund's portfolio (except the Global Money Fund and certain short-term debt securities) are determined on the basis of their market values or valuations determined as described in the SAI. The Global Money Fund values its assets by the amortized cost method, which approximates market value.


DIVIDENDS, DISTRIBUTIONS AND TAXES


The tax consequences of your investment in the Trust depend upon the specific provisions of your Sierra Asset Manager Contract. For more information, see the attached Prospectus for that Sierra Asset Manager Contract. The following discussion is only a brief summary of the federal income tax consequences to the Portfolios and the Underlying Funds and their insurance company and Portfolio shareholders based on current tax laws and regulations, which may be changed by subsequent legislative, judicial, or administrative action.


Each Portfolio and Fund intends to qualify separately each year as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. The requirements for qualification may cause a portfolio or Fund to restrict the extent of its short-term trading or its transactions in options or futures contracts.

As a RIC, each Portfolio or Fund will not be subject to federal income tax on its net investment income and net realized capital gains which are timely distributed to its insurance company shareholders. Accordingly, each Portfolio or Fund intends to distribute all or substantially all of its net investment income and net realized capital gains to its shareholders. Very generally, an insurance company which is a shareholder of a Fund will determine its federal income tax liability with respect to distributions from that Fund pursuant to the special rules of Subchapter L of the Code.

Although the Trust intends that it and each Portfolio and Fund will be operated so that they will have no federal income tax liability, if any such liability is nevertheless incurred, the investment performance of that Portfolio or Fund incurring such liability will be adversely affected. In addition, Portfolios or Funds investing in foreign securities and currencies may be subject to foreign taxes. These taxes would reduce the investment performance of such Portfolios or Funds.

Because the Trust funds certain types of variable annuities, each Portfolio and Fund is also subject to the investment diversification requirements of Subchapter L of the Code. Were any Portfolio or Fund to fail to comply with those requirements, owners of annuity contracts (other than certain tax-qualified retirement Contracts) funded through the Trust would be taxed on investment earnings under their

Contracts and would thereby lose any benefit of tax deferral. Accordingly, the Trust will carefully monitor compliance with the diversification requirements.


The amounts of dividends of net investment income (i.e., all income other than long-term and short-term capital gains) and distributions of net realized long and short-term capital gains payable to shareholders will be determined separately for each Portfolio or Fund. Dividends and distributions paid by a Portfolio or Fund will be automatically reinvested (at current net asset value) in additional full and fractional shares of that Portfolio or Fund. Each of the Income Portfolio, Value Portfolio, Balanced Portfolio and Global Money Fund intends to distribute its net income as dividends for each day that net asset value is determined. Such dividends will be declared daily and paid monthly. Each of the Growth Portfolio, Short Term High Quality Bond, Short Term Global Government, U.S. Government and Corporate Income Funds will declare and pay quarterly dividends from net investment income, the Capital Growth Portfolio and the Growth and Income, Growth, Emerging Growth and International Growth Funds will declare and pay such dividends annually. All Portfolios and Funds will distribute any net long-term capital gains annually. Distributions of any net short-term capital gains earned by a Portfolio or Fund will be distributed no less frequently than annually at the discretion of the Board of Trustees.



PERFORMANCE



The Trust may, from time to time, calculate the yield and effective yield of the Global Money Fund, the yield of Portfolios or the other Underlying Funds or total return of all Portfolios and Funds, and may include such information in reports to shareholders. Performance information should be considered in light of the Portfolio's or Fund's investment objectives and policies, characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.


Current yield for the Global Money Fund will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then annualized (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). Effective yield for the Global Money Fund is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings on reinvested dividends. For the Portfolios and remaining Funds, any quotations of yield will be based on all investment income per share earned during a given 30-day period (including dividends and interest), less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the maximum public offering price per share on the last day of the period. Quotations of average annual total return for a Portfolio or Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Portfolio or Fund over certain periods that will include periods of 1, 5, and 10 years (up to the life of the Portfolio or Fund), will reflect the deduction of a proportional share of Trust's expenses (on an annual basis), and will assume that all dividends and distributions are reinvested when paid.

Total returns and yields quoted for the Portfolio or Funds include each Portfolio's or Fund's expenses, but may not include charges and expenses attributable to any particular insurance product. Since shares of the Portfolios and Funds may only be purchased through variable annuity and variable life insurance contracts, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of each Portfolio's or Fund's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing a performance to that of other mutual funds.

For a description of the methods used to determine yield and total return for the Portfolios and Funds, see the SAI.

                                                                        APPENDIX

SECURITIES AND INVESTMENT PRACTICES


In attempting to achieve its investment objective or policies each Portfolio and Underlying Fund employs a variety of instruments, strategies and techniques, which are described in greater detail below. Risks and restrictions associated with these practices are also described. Policies and limitations are considered at the time a security or instrument is purchased or a practice initiated. Generally, securities need not be sold if subsequent changes in market value would prevent applicable limitations to be met.



An Underlying Fund might not buy all of these securities or use all of these techniques to the full extent permitted unless its Sub-Advisor, subject to oversight by Sierra Advisors, believes that doing so will help the Fund achieve its goal. Sierra Advisors may, from time to time, direct a Sub-Advisor with respect to investment policies and strategies.



Except for the limitations on borrowing, the investment guidelines set forth below may be changed at any time without shareholder consent by vote of the Board of Trustees of the Trust. A complete list of investment restrictions, including fundamental restrictions that cannot be changed without the approval of a majority of an affected Portfolio's or Underlying Fund's outstanding shares is contained in the SAI.


AMERICAN DEPOSITARY RECEIPTS, EUROPEAN DEPOSITARY RECEIPTS, CONTINENTAL DEPOSITARY RECEIPTS AND GLOBAL DEPOSITARY RECEIPTS

All Funds except the U.S. Government Fund may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs") or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

ASSET-BACKED SECURITIES

The Short Term High Quality Bond, Short Term Global Government, U.S. Government, Corporate Income and Growth and Income Funds may purchase Asset-Backed Securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Assets generating such payments will consist of motor vehicle installment purchase obligations, credit card receivables and home equity loans. The Short Term High Quality Bond Fund will not invest more than 25%, and the Short Term Global Government, U.S. Government, Corporate Income and Growth and Income Funds will not invest more than 10%, of their respective total assets in Asset-Backed Securities.

BANK OBLIGATIONS

All of the Funds may invest in Bank Obligations, which include certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks or savings and loan institutions with assets of at least $500 million as of the end of their most recent fiscal year. All of the Funds, except the Global Money and U.S. Government Funds, may invest in foreign-currency denominated Bank Obligations, including Euro-currency instruments and securities of U.S. and foreign banks and thrifts. The Global Money Fund may invest in U.S. dollar denominated Bank Obligations of foreign banks and thrifts.

BORROWING

The Funds may borrow money for temporary or emergency purposes. However, if a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be construed as a form of leverage.

A Fund may borrow money from banks solely for temporary or emergency purposes, but not in an amount exceeding 30% of its total assets. For each of the Funds except the Short Term High Quality Bond, Short Term Global Government, U.S. Government, Corporate Income, Growth and Income and Emerging Growth Funds, whenever borrowings by a Fund, including Reverse Repurchase Agreements, exceed 5% of the value of a Fund's total assets, the Fund will not purchase any securities. The Short Term High Quality Bond, Short Term Global Government, U.S. Government, Corporate Income, Growth and Income and Emerging Growth Funds are prohibited from borrowing money or entering Reverse Repurchase Agreements or Dollar Roll Transactions in the aggregate in excess of 33 1/3% of the Fund's total assets (after giving effect to such borrowings). This investment guideline may be changed only with shareholder consent.

Borrowing, including reverse repurchase agreements and, in certain circumstances, dollar rolls, creates leverage which increases a Fund's investment risk. If the income and gains on the securities purchased with the proceeds of borrowings exceed the cost of the arrangements, the Fund's earnings or net asset value will increase faster than would be the case otherwise. Conversely, if the income and gains fail to exceed the costs, earnings or net asset value will decline faster than would otherwise be the case.

CONVERTIBLE SECURITIES

A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of Equity Securities. By investing in Convertible Securities, the Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the Equity Securities into which the securities are convertible, while obtaining a higher fixed rate of return than generally is payable on the underlying Equity Securities.

CURRENCY MANAGEMENT

A Fund's flexibility to participate in higher yielding debt markets outside of the United States may allow the Fund to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When a Fund invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Fund's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Fund is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying a Fund's investments should help increase the net asset value of the Fund. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which a Fund's securities are denominated will generally lower the net asset value of the Fund. The Fund's Sub-Advisor may attempt to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and may attempt to identify bond markets with strong or stable currencies.

DEBT SECURITIES ISSUED OR GUARANTEED BY SUPRANATIONAL ORGANIZATIONS

Funds authorized to invest in securities of foreign issuers may invest assets in debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.

DOLLAR ROLL TRANSACTIONS


Any Bond Fund may enter into dollar rolls or "covered rolls" in which the Fund sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. The proceeds of the initial sale of securities in the Dollar Roll Transactions may be used to purchase long-term securities which will be held during the roll period. During the roll period, the Fund forgoes principal and interest paid on the securities sold at the beginning of the roll period, but may earn interest on the reinvested cash proceeds of the initial sale. The Fund is compensated either by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), or by a fee paid by the dealer at the time of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the Dollar Roll Transaction. As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, the Fund may or may not take delivery of the securities the Fund has contracted to purchase. The risks of engaging in Dollar Roll Transactions include the following: If the dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held; and the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.


The Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. Government Securities or other liquid high-grade debt obligations equal in value at all times to its obligations in respect of dollar rolls, and, accordingly, the Fund will not treat such obligations as senior securities for purposes of the 1940 Act. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to the Funds. See "Borrowing." Each of the Short Term High Quality Bond, Short Term Global Government, U.S. Government and Corporate Income Funds may invest up to 33 1/3% of its total assets in such transactions.

EQUITY SECURITIES

The Equity, U.S. Government and Corporate Income Funds may invest in Equity Securities or rights to acquire Equity Securities. Equity Securities represent an equity (ownership) interest in a corporation, which generally gives a Fund the right to vote on measures affecting the company's organization and operations.

Equity Securities include common stock, preferred stock and securities exchangeable for shares of common stock, such as convertible debt, convertible preferred stock and warrants.

EXCHANGE RATE-RELATED SECURITIES

A Fund may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such security provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. The Fund will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Fund believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. Government Securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

Investments in Exchange Rate-Related Securities entail certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

FIXED-INCOME SECURITIES

The market value of fixed-income obligations held by the Portfolios or the Funds and, consequently, the net asset value per share of the Funds can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the yields of the Bond Funds will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Bond Funds' yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Bond Funds from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of their assets, thereby reducing current yields. In periods of rising interest rates, the opposite can be expected to occur. In addition, obligations purchased by certain of the Bond Funds that are rated in the lowest of the top four ratings (Baa by Moody's or BBB by S&P, Duff or Fitch) are considered to have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE OBLIGATIONS

The Corporate Income and Short Term High Quality Bond Funds may purchase floating rate, inverse floating rate and variable rate obligations, including Mortgage-Backed Securities. Floating rate obligations have an interest rate that changes whenever there is a change in the external interest rate, while variable rate obligations provide for a specified periodic adjustment in the interest rate. The interest rate on an inverse floating rate obligation (an "inverse floater") can be expected to move in the opposite direction from the market rate of interest to which the inverse floater is indexed. The Fund may purchase floating rate, inverse floating rate and variable rate obligations that carry a demand feature which would permit the Fund to tender them back to the issuer or remarketing agent at par value prior to maturity. Frequently, floating rate, inverse floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks.

An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

The Global Money Fund may purchase variable rate demand notes issued by industrial development authorities and other governmental entities, as well as participation interests therein. Although variable rate demand notes are frequently not rated by credit rating agencies, a Fund may purchase unrated notes that are determined by the Fund's Sub-Advisor to be of comparable quality at the time of purchase to rated instruments that may be purchased by the Fund. Moreover, while there may be no active secondary market with respect to a particular variable rate demand note purchased by a Fund, the Fund may, upon the notice specified in the note, demand payment of the principal of and accrued interest on the note at any time and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of a particular variable rate demand note in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

All Funds except the Global Money and U.S. Government Funds may engage in foreign currency exchange transactions. Funds that buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement, and is traded at a net price without commission. Except in circumstances where segregated accounts are not required by the 1940 Act and the rules adopted thereunder, each Fund maintains with its custodian a segregated account of cash, U.S. Government Securities or high-grade debt obligations in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Fund may enter into foreign currency transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. In addition, when the Sub-Advisor believes that the currency of a specific country may deteriorate against another currency, it may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency. The Fund may also enter into a forward contract to sell a currency which is linked to a currency or currencies in which some or all of the Fund's portfolio securities are or could be denominated, and to buy U.S. dollars. These practices are referred to as "cross hedging" and "proxy hedging."

Forward currency exchange contracts are agreements to exchange one currency for another -- for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen -- at a future date and specified price. Typically, the other party to a currency exchange contract will be a commercial bank or other financial institution. Because there is a risk of loss to the Fund if the other party does not complete the transaction, the Fund's Sub-Advisor will enter into foreign currency exchange contracts only with parties approved by the Fund's Board of Trustees.

A Fund may maintain "short" positions in forward currency exchange transactions in which the Fund agrees to exchange currency that it currently does not own for another currency -- for example, to exchange an amount of Japanese Yen that it does not own for a certain amount of U.S. dollars -- at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the Fund has contracted to receive in the exchange.

To the extent that such actions are intended to protect the Fund from adverse currency movements, there is a risk that currency movements involved will not be properly anticipated. Use of this technique may also be limited by management's need to protect the status of the Fund as a regulated investment company under the Code. The projection of currency market movements is extremely difficult, and the successful execution of currency strategies is highly uncertain.

FOREIGN INVESTMENTS


All of the Funds except the U.S. Government Fund may invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities, including those resulting from fluctuations in currency exchange rates, devaluation of currencies, future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. Moreover, securities of many foreign companies may be less liquid and the prices more volatile than those of securities of comparable domestic companies. Although the Funds' Sub-Advisors do not intend to expose the Funds to such risks, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends. In addition, because many foreign stock exchanges are open at times when U.S. Securities Markets are closed, such as certain federal holidays, the value of a Fund's investment in foreign securities may fluctuate without being immediately reflected in the Fund's NAV.



Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Funds hold various foreign currencies from time to time, the value of the net assets of the Funds as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. The cost of the Funds' currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange rates, the Funds are authorized to enter into certain foreign currency exchange transactions. Investors should be aware that exchange rate movements can be significant and can endure for long periods of time. The Sub-Advisors of the Short Term Global Government and International Growth Funds attempt to manage exchange rate risk through active Currency Management. Extensive research of the economic, political and social factors that influence global markets is conducted by the Sub-Advisors. Particular attention is given to country-specific analysis, reviewing the strength or weakness of a country's overall economy, the government policies influencing business conditions and the outlook for the country's currency. When the Fund's Sub-Advisor believes that currency in which a portfolio security or securities is denominated may suffer a decline against the U.S. dollar, it may hedge such risk by entering into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency.


In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the NYSE. Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of United States companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of United States issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Fund normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

FUTURES AND OPTIONS ON FUTURES


When deemed advisable by Sierra Services to meet liquidity needs or temporary defensive purposes, each Portfolio may, and when deemed advisable by its Sub-Advisor, each Fund, except the Global Money Fund, may enter into financial futures and related options that are traded on a U.S. exchange or board of trade. If entered into, these transactions may be made for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions, when transactions are economically appropriate to the reduction of risks inherent in the management of the Portfolios and the Funds and, for the Funds, for other purposes described under "Strategic Transactions." A Portfolio or Fund may not enter into futures and options contracts for which aggregate initial margin deposits and premiums paid for unexpired futures options entered into for purposes other than "bona fide hedging" positioning as defined in regulations adopted by the Commodities Future Trading Commission exceed 5% of the fair market value of the Fund's assets, after taking into account unrealized profits and unrealized losses on futures contracts into which it has entered. With respect to each long position in a futures contract or option thereon, the underlying commodity value of such contract will always be covered by cash and cash equivalents set aside plus accrued profits held at the futures commission merchant.


A financial futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. An option on a financial or index futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option.


The purpose of entering into a futures contract by a Portfolio or Fund is to either enhance return or to protect the Fund from fluctuations in the value of its securities caused by anticipated changes in interest rate or market conditions without necessarily buying or selling the securities. The use of futures contracts and options on futures contracts involves several risks. There can be no assurance that there will be a correlation between price movements in the underlying securities, currencies or index, and price movements in the securities which are the subject of the futures contracts or options on futures contracts. Positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and there can be no assurance that an active market will exist for a particular contract or option at any particular time. If a Portfolio or Fund has hedged against the possibility of an increase in interest rates or bond prices adversely affecting the value of securities held in its portfolio and rates or prices decreased instead, the Portfolio or Fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Portfolio or Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates or bond prices, as the case may be. In addition, the Portfolio or Fund would pay commissions and other costs in connection with such investments, which may increase the Portfolio's or Fund's expenses and reduce its return. While utilization of options, futures contracts and similar instruments may be advantageous to the Portfolio or Fund, if Sierra Services or the Fund's Sub-Advisor is not successful in employing such instruments in managing the Portfolio's or Fund's investments, the Portfolio's or Fund's performance will be worse than if the Fund did not make such investments.

Losses incurred in futures contracts and options on futures contracts and the costs of these transactions will adversely affect a Portfolio's or Fund's performance.

GEOGRAPHICAL AND INDUSTRY CONCENTRATION

The Global Money Fund will invest at least 25% of its assets in Bank Obligations unless the Fund is in a temporary defensive position. As a result of this concentration policy, which is a fundamental policy of the Fund, the Fund's investments may be subject to greater risk than a fund that does not concentrate in the banking industry. In particular, Bank Obligations may be subject to the risks associated with interest rate volatility, changes in federal and state laws and regulations governing banking and the inability of borrowers to pay principal and interest when due. In addition, foreign banks present the risks of investing in foreign securities generally and are not subject to reserve requirements and other regulations comparable to those of U.S. Banks.


GOVERNMENT STRIPPED MORTGAGE-BACKED SECURITIES


All of the Funds may invest in Government Stripped Mortgage-Backed Securities issued or guaranteed by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the Government Stripped Mortgage-Backed Securities represent all or part of the beneficial interest in pools of mortgage loans. The Funds will invest in interest-only Government Stripped Mortgage-Backed Securities in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when the appropriate Sub-Advisor believes that interest rates will remain stable or increase. In periods of rising interest rates, the value of interest-only Government Stripped Mortgage-Backed Securities may be expected to increase because of the diminished expectation that the underlying mortgages will be prepaid. In this situation the expected increase in the value of interest-only Government Stripped Mortgage-Backed Securities may offset all or a portion of any decline in value of the portfolio securities of the Funds. Investing in Government Stripped Mortgage-Backed Securities involves the risks normally associated with investing in Mortgage-Backed Securities issued by government or government-related entities. See "Mortgage-Backed Securities" in this section. In addition, the yields on interest-only and principal-only Government Stripped Mortgage-Backed Securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only Government Stripped Mortgage-Backed Securities and increasing the yield to maturity on principal-only Government Stripped Mortgage-Backed Securities. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on interest-only Government Stripped Mortgage-Backed Securities and decreasing the yield to maturity on principal-only Government Stripped Mortgage-Backed Securities. Sufficiently high prepayment rates could result in the Fund not fully recovering its initial investment in an interest-only Government Stripped Mortgage-Backed Security. Government Stripped Mortgage-Backed Securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that the Fund will be able to effect a trade of a Government Stripped Mortgage-Backed Security at a time when it wishes to do so. The Funds will acquire Government Stripped Mortgage-Backed Securities only if a liquid secondary market for the Securities exists at the time of acquisition.

ILLIQUID SECURITIES

Up to 15% (10% for the Global Money Fund) of the net assets of a Fund may be invested in securities that are not readily marketable, including, where applicable: (1) Repurchase Agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options, as described in the SAI; (5) certain variable rate demand notes having a demand period of more than seven days; and (6) securities the disposition of which is restricted under federal securities laws (excluding Rule 144A Securities, described below). The Funds will not include for purposes of the restrictions on illiquid investments securities sold pursuant to Rule 144A under the Securities Act of 1933, as amended, so long as such securities meet liquidity guidelines established by the Trust's Board of Trustees. Under Rule 144A, securities which would otherwise be restricted may be sold by persons other than issuers or dealers to qualified institutional buyers.

INTEREST RATE TRANSACTIONS

All of the Funds except the Global Money Fund may engage in certain Interest Rate Transactions, such as swaps, caps, floors and collars. Interest rate swaps involve the exchange with another party of commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount but gives up the benefits of an interest rate decline below the minimum amount. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Trust's custodian. If there is a default by the other party to the transaction, the Fund will have contractual remedies pursuant to the agreements related to the transactions.

INVESTMENT COMPANIES

When a Fund's Sub-Advisor believes that it would be beneficial to the Fund and appropriate under the circumstances, the Sub-Advisor may invest up to 10% of the Fund's assets in securities of mutual funds that are not affiliated with Sierra Advisors or any Sub-Advisor. As a shareholder in any such mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Fund's advisory and administration fees with respect to the assets so invested.

LEASE OBLIGATION BONDS

Lease Obligation Bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the asset. If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to a Fund's 15% (10% for the Global Money Fund) limit on Illiquid Securities.

LENDING OF SECURITIES

All of the Funds except the U.S. Government Fund have the ability to lend portfolio securities to brokers and other financial organizations. By lending its securities, a Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. These loans, if and when made, may not exceed 20% of a Fund's total assets taken at value. Loans of portfolio securities by a Fund will be collateralized by cash, letters of credit or U.S. Government Securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund involved. Each Fund's Sub-Advisor will monitor on an ongoing basis the creditworthiness of the institutions to which the Fund lends securities.

LOWER-RATED SECURITIES

The Growth and Emerging Growth Funds may each invest up to 35%, and the Short Term Global Government Fund up to 10%, of its total assets in debt securities rated below the fourth highest rating by an NRSRO or of equivalent quality as determined by the Sub-Advisor. Non-investment-grade debt securities are securities rated BB or lower and are commonly referred to as "junk bonds."

Securities rated below investment grade as well as unrated securities are often considered to be speculative and usually entail greater risk (including the possibility of default or bankruptcy of the issuers). Such securities generally involve greater price volatility and risk of principal and income, and may be less liquid, than securities in higher rated categories. Both price volatility and illiquidity may make it difficult for the Fund to value certain of these securities at certain times and these securities may be difficult to sell under certain market conditions. Prices for non-investment-grade debt securities may be affected by legislative and regulatory developments. For further information, see "Investment Objectives and Policies of the Funds -- Strategy Available to Short Term Global Government, Growth and Emerging Growth Funds" in the SAI and the Appendix.

MORTGAGE-BACKED SECURITIES

All of the Funds may invest in Mortgage-Backed Securities, which represent an interest in a pool of mortgage loans. The primary government issuers or guarantors of Mortgage-Backed Securities are GNMA, FNMA and FHLMC. Mortgage-Backed Securities provide a monthly payment consisting of interest and principal payments. Additional payments may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on Mortgage-Backed Securities may tend to increase due to refinancing of mortgages as interest rates decline. Prompt payment of principal and interest on GNMA mortgage pass-through certificates is backed by the full faith and credit of the U.S. Government. FNMA-guaranteed mortgage pass-through certificates and FHLMC participation certificates are solely the obligations of those entities but are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations. Collateralized Mortgage Obligations are a type of bond secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. In addition, the U.S. Government Fund may invest in commercial Mortgage-Backed Securities, which are similar to the above Mortgage-Backed Securities, except they are issued by non-governmental entities and are created by pooling together commercial and multifamily mortgage loans into trusts that are structured into different classes or series based upon the prioritization of cash flows. Commercial Mortgage-Backed Securities include Collateralized Mortgage Obligations and real estate mortgage investment conduits ("REMICs"). While commercial Mortgage-Backed Securities are generally struc-tured with one or more types of credit enhancements, they typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

To the extent that a Fund purchases mortgage-related or mortgage-backed securities at a premium, prepayments may result in some loss of the Fund's principal investment to the extent of the premium paid. The yield of the Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-related securities, including government and government-related mortgage pools, will generally fluctuate in response to market interest rates.

NEW ISSUERS

A Fund may invest up to 5% of its assets in the securities of issuers which have been in continuous operation for less than three years.

OPTIONS ON SECURITIES


OPTION PURCHASE. Each Fund, except the Global Money Fund, may purchase put and call options, on portfolio securities in which it may invest, that are traded on a U.S. or foreign securities exchange or in the over-the-counter market. A Fund may utilize up to 10% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Funds limit their risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. A Fund may also utilize up to 10% of its assets to purchase call options on securities in which it is authorized to invest. Call options may be purchased by the Fund in order to acquire the underlying securities for the Fund at a price that avoids any additional cost that would result from a substantial increase in the market value of a security. The Funds may also purchase call options to increase their return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to their expirations, put and call options may be sold in closing sale transactions (sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.


COVERED OPTION WRITING. All Funds except the Global Money Fund may write put and call options on securities for hedging purposes. The Funds realize fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period.

Upon the exercise of a put option written by a Fund, the Fund may suffer a loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the Fund's acquisition cost of the security, less the premium received for writing the option.


The U.S. Government and Corporate Income Funds may also write covered options on portfolio securities to enhance current return. Accordingly, whenever a Fund writes a call option, it will continue to own or have the present right to acquire the underlying security without the payment of additional consideration for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is written, the Fund will either (1) deposit with Boston

Safe in a segregated account cash, U.S. Government Securities or other short-term high-grade debt obligations having a value at least equal to the exercise price of the underlying securities or (2) continue to own an equivalent number of puts on the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts on the same "class" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those it has written, it will deposit the difference with Boston Safe in a segregated account).

The principal reason for writing covered call and put options on portfolio securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of the covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Funds may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

The Funds may engage in closing purchase transactions to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To effect a closing purchase transaction, the Funds would purchase, prior to the holder's exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of the Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance that the Fund will be able to effect closing purchase transactions at a time when it wishes to do so. The ability of the Fund to engage in closing transactions with respect to options depends on the existence of a liquid secondary market. While the Fund will generally purchase or write options only if there appears to be a liquid secondary market for the options purchased or sold, for some options no such secondary market may exist or the market may cease to exist. To facilitate closing purchase transactions, however, the Fund will ordinarily write options only if a secondary market for the options exists on a U.S. securities exchange or in the over-the-counter market.

Option writing for the Funds may be limited by position and exercise limits established by U.S. securities exchanges and the National Association of Securities Dealers, Inc. and by requirements of the Code for qualification as a regulated investment company. In addition to writing covered put and call options to generate current income, the Funds may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position's being offset by a loss on the hedge position. The Funds bear the risk that the prices of the securities being hedged will not move in the same amount as the hedge. A Fund will engage in hedging transactions only when deemed advisable by its Sub-Advisor. Successful use by the Fund of options will depend on its Sub-Advisor's ability to correctly predict movements in the direction of the stock underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will adversely affect the Fund's performance.

OPTIONS ON FOREIGN CURRENCIES

A Fund may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. Generally, transactions relating to Options on Foreign Currencies occur in the over-the-counter market. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. There is no specific percentage limitation on the Fund's investments in Options on Foreign Currencies. See the SAI for further discussion of the use, risks and costs of Options on Foreign Currencies and Over the Counter Options.

OPTIONS ON INDEXES

A Fund may, subject to applicable securities regulations, purchase and write put and call options on stock and fixed income indexes listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. An example of a domestic stock index is the S&P 500 Index. Examples of foreign stock indexes are the Canadian Market Portfolio Index (Montreal Stock Exchange), The Financial Times -- Stock Exchange 100 (London Stock Exchange) and the Toronto Stock Exchange Composite 300 (Toronto Stock Exchange). Examples of fixed-income indexes include the Lehman Government/Corporate Bond Index and the Lehman Treasury Bond Index.

Options on Indexes are generally similar to options on securities except for delivery requirements. Instead of giving the right to take or make delivery of a security at a specified price, an option on an index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

The effectiveness of purchasing or writing index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the Fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use of Options on Indexes by the Fund will be subject to its Sub-Advisor's ability to predict correctly movements in the direction of the market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Options on securities indexes entail risks in addition to the risks of options on securities. Because exchange trading of options on securities indexes is relatively new, the absence of a liquid secondary market to close out an option position is more likely to occur, although the Fund generally will only purchase or write such an option if the Sub-Advisor believes the option can be closed out. Because options on securities indexes require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. The Fund will engage in stock index options transactions only when determined by its Sub-Advisor to be consistent with its efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful.

When the Fund writes an option on an index, it will establish a segregated account with Boston Safe or with a foreign sub-custodian in which the Fund will deposit cash or cash equivalents or a combination of both in an amount equal to the market value of the option, and will maintain the account while the option is open.

OVER THE COUNTER OPTIONS

All Funds except the Global Money Fund may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by a Fund will be considered an Illiquid Security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options Clearing Corporation while a Fund relies on the party from whom it purchases an OTC Option to perform if the Fund exercises the option. With OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, the Fund will lose the premium paid for the option as well as any anticipated benefit of the transaction. Furthermore, OTC Options are less liquid than exchange-traded options.

REPURCHASE AGREEMENTS

Repurchase Agreements are agreements to purchase underlying debt obligations from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the obligations at an established time and price. The collateral for such Repurchase Agreements will be held by the custodian of the Portfolio or Fund or a duly appointed sub-custodian. The Portfolio or Fund will enter into Repurchase Agreements only with banks and broker-dealers that have been determined to be creditworthy by the Trust's Board of Trustees under criteria established with the assistance of the Advisor or Sierra Advisors. The seller under a Repurchase Agreement is required to maintain the value of the obligations subject to the Repurchase Agreement at not less than the repurchase price. Default by the seller would, however, expose the Portfolio or the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Portfolio or Fund may be delayed or limited in its ability to sell the collateral.

REVERSE REPURCHASE AGREEMENTS


All Portfolios and Funds except the Global Money Fund may engage in Reverse Repurchase Agreements. Reverse Repurchase Agreements are the same as repurchase agreements except that, in this instance, the Portfolio or Fund would assume the role of seller/borrower in the transaction. The Portfolio or Fund will maintain segregated accounts with the Trust's custodian consisting of U.S. Government Securities, cash or money market instruments that at all times are in an amount equal to their obligations under Reverse Repurchase Agreements. Reverse Repurchase Agreements involve the risk that the market value of the securities sold by a Portfolio or Fund may decline below the repurchase price of the securities and, if the proceeds from the Reverse Repurchase Agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold. Sierra Services or each Fund's Sub-Advisor, acting under the supervision of the Board of Trustees, reviews on an on-going basis the creditworthiness of the partners with which it enters into Reverse Repurchase Agreements. Under the 1940 Act, Reverse Repurchase Agreements may be considered borrowings by the seller. Whenever borrowings by a Portfolio or Fund, including Reverse Repurchase Agreements, exceed 5% of the value of the total assets of the Portfolio or Fund, the Portfolio or Fund will not purchase any securities. See "Borrowing."

STRATEGIC TRANSACTIONS

Subject to the investment limitations and restrictions for each of the Funds as stated elsewhere in the Prospectus and SAI of the Funds, each of the Funds except the Global Money Fund may, but is not required to, utilize various investment strategies as described in this Appendix to hedge various market risks, to manage the effective maturity or duration of Fixed-Income Securities, or to seek potentially higher returns. Utilizing these investment strategies, the Fund may purchase and sell, to the extent not otherwise limited or restricted for such Fund, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although no more than 5% of the Fund's assets will be used as the initial margin or purchase price of options for Strategic Transactions entered into for purposes other than "bona fide hedging" positions as defined in the regulations adopted by the Commodity Futures Trading Commission. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Sub-Advisor's ability to predict, which cannot be assured, pertinent market movements. The Fund will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes.

U.S. GOVERNMENT SECURITIES

U.S. Government Securities include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations directly issued or guaranteed by U.S. Government agencies or instrumentalities. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government (such as GNMA Bonds), others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (such as FNMA and FHLMC Bonds).

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS


In order to secure yields or prices deemed advantageous at the time, all Funds except the Global Money Fund may purchase or sell securities on a when-issued or a delayed-delivery basis. The Funds will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Funds prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. The Funds will establish a segregated account with Boston Safe consisting of cash, U.S. Government Securities or other liquid debt obligations in an amount equal to the amount of its when-issued and delayed-delivery commitments.

             STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS


                                                                                   Page
General Information and History..................................................    B-3
Management of the Trust..........................................................    B-3
Investment Objectives and Policies of the Funds and Portfolios...................   B-15
  (See the Prospectus "Highlights" and "Investment Policies")
Purchase and Pricing of Shares...................................................   B-41
  (See the Prospectus "Highlights" and "Purchase and Redemption")
Net Asset Value..................................................................   B-41
Performance......................................................................   B-43
Taxes............................................................................   B-47
  (See the Prospectus "Dividends, Distributions and Taxes")
Appendix -- Description of Ratings...............................................   B-50
Financial Statements.............................................................   FS-1

                      STATEMENT OF ADDITIONAL INFORMATION
                                  May 1, 1997


                           THE SIERRA VARIABLE TRUST
                         9301 Corbin Avenue, Suite 333
                          Northridge, California 91324



        o  Global Money Fund                    o  Emerging Growth Fund

        o  Short Term High Quality Bond         o  International Growth Fund
           Fund

        o  Short Term Global Government         o  Income Portfolio
           Fund

        o  U.S. Government Fund                 o  Value Portfolio

        o  Corporate Income Fund                o  Balanced Portfolio

        o  Growth and Income Fund               o  Growth Portfolio

        o  Growth Fund                          o  Capital Growth Portfolio


        This Statement of Additional Information ("SAI") is not a prospectus but supplements the information contained in the current Prospectuses of The Sierra Variable Trust (the "Trust") dated May 1, 1997. The SAI should be read in conjunction with the appropriate Prospectus, as amended or supplemented from time to time. The Trust's Prospectuses may be obtained without charge by writing to American General Life Insurance Company ("AGL"), Attention: Annuity Administration, P.O. Box 1401, Houston, Texas 77251-1401 or by calling AGL at 800-247-6584. This Statement of Additional Information is incorporated by reference into and, therefore, legally considered a part of, the Prospectuses in its entirety.

                                    CONTENTS

        For ease of reference, the same section headings are used in the Prospectuses and in this Statement of Additional Information, except as indicated below.

                                                                           Page
                                                                           ----
General Information and History..........................................   B-3

Management of the Trust..................................................   B-3

Investment Objectives and Policies of the Funds
  and Portfolios.........................................................  B-15
  (See the Prospectus "Highlights" and "Investment
   Policies")

Purchase and Pricing of Shares...........................................  B-40
  (See the Prospectus "Highlights" and
   "Purchase and Redemption")

Net Asset Value..........................................................  B-41

Performance..............................................................  B-43

Taxes....................................................................  B-47
  (See the Prospectus "Dividends, Distributions
   and Taxes")

Appendix - Description of Ratings........................................  B-50

Financial Statements.....................................................  FS-1

                        GENERAL INFORMATION AND HISTORY

        The Sierra Variable Trust (the "Trust") is an open-end management investment company. Under the rules and regulations of the Securities and Exchange Commission (the "SEC"), all mutual funds are required to furnish prospective investors with certain information concerning the activities of the investment company being considered for investment. Some of the information required to be in this SAI is also included in the Trust's current Prospectuses. To avoid unnecessary repetition, references are made to related sections of the Prospectuses. In addition, the Prospectuses and this SAI omit certain information about the Trust and its business that is contained in "Part C" of the Trust's Registration Statement respecting the Trust and its Shares filed with the SEC. Copies of the Registration Statement as filed, including Part C, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

        The Trust was organized under the laws of the Commonwealth of Massachusetts on January 29, 1993. The Trust filed a registration statement with the SEC registering itself as an open-end management investment company offering diversified and nondiversified series under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares under the Securities Act of 1933, as amended. The Trust consists of the following 14 series: Global Money Fund, Short Term High Quality Bond Fund, Short Term Global Government Fund, U.S. Government Fund, Corporate Income Fund, Growth and Income Fund, Growth Fund, Emerging Growth Fund and International Growth Fund (the "Funds"); and Income Portfolio, Value Portfolio, Balanced Portfolio, Growth Portfolio and Capital Growth Portfolio (the "Portfolios"). Each of the Funds and Portfolios has its own investment objective and policies. The Funds seek to achieve their investment objectives by investing directly in investment securities, while the Portfolios seek to meet their investment objectives by investing primarily in the Funds.

                            MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS OF THE TRUST

        The names of the Trustees and executive officers of the Trust, together with information as to their dates of birth and principal business occupations during the past five years, are set forth below. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.

TRUSTEES:

*F. BRIAN CERINI (1/23/51)
President
Sierra Capital Management Corporation
9301 Corbin Avenue
Northridge, California 91324

        President and CEO of Sierra Capital Management Corporation ("SCMC"). Formed Great Western Financial Securities Corporation ("GW Securities") in 1985 and served as its President and Chairman. Prior to joining GW Securities, he served as First Vice President, Financial Services for Bateman Eichler, Hill Richards, Inc., a regional brokerage firm where he directed the firm's off exchange product responsibilities and marketing. Previously, he worked for Pacific Southwest Airlines for seven years as Assistant to the President. He holds a BA degree in Economics from the University of Southern California and an MBA from the USC Graduate School of Business.

ARTHUR H. BERNSTEIN, ESQ. (6/8/25)
President
Bancorp Capital Group, Inc.
11661 San Vicente Blvd., #405
Los Angeles, California 90049

        President of Bancorp Capital Group, Inc. and President of Bancorp Venture Capital, Inc. since 1988. He has been a Trustee of Sierra Trust Funds since 1989. Previously served on the Board of Directors of Great Western Leasing Corporation, a subsidiary of Great Western Financial Corporation ("GWFC"), until the subsidiary was sold in 1987. Director of Ryder System, Inc.; Chairman of the Board of Trustees of the California Family Studies Center and Phillips Graduate Institute since 1984. Educated at Cornell University and a graduate of Cornell Law School.

DAVID E. ANDERSON (11/17/26)
Retired, Former President & CEO
GTE California, Inc.
17960 Seabreeze Drive
Pacific Palisades, California 90272

        Retired in 1988 from GTE California, Inc. after 40 years of service. Held the position of President and CEO from 1979 to 1988. Director of Barclay's Bank of California until 1988. Currently involved in the following charitable organizations as a director on the following boards: Board Chairman, Children's Bureau Foundation; Board member, Upward Bound House of Santa Monica; Past Campaign Chairman of United Way; Past Chairman, Los Angeles Area Chamber of Commerce. Holds BSEE degree from Iowa State.

EDMOND R. DAVIS, ESQ. (9/24/28)
Partner
Brobeck, Phleger & Harrison
550 South Hope Street, 21st Floor
Los Angeles, California 90071-2604

        Joined the firm as a Partner in 1987 and is responsible for estate planning, and trusts and estate matters in the Los Angeles office. Prior to joining the firm, had a similar position for 20 years with the law firm of Overton, Lyman & Prince in Los Angeles. His expertise has been recognized in Who's Who in California, The Best Lawyers of America, and Who's Who in American Law. Member of the Board of Directors of the following non-profit, charitable organizations: Fifield Manors, Children's Bureau of Los Angeles, Children's Bureau Foundation, and Braille Institute of America, Inc. Educated at Pepperdine University and is an Order of the Coif graduate of Hastings College of the Law.

JOHN W. ENGLISH (3/27/33)
Retired, former Vice President & Chief Investment Officer
Ford Foundation
50 H New England Ave.
P.O. Box 640
Summit, New Jersey 07902-0640

        Retired Vice President and Chief Investment Officer, the Ford Foundation (a non-profit charitable organization). Chairman of the Board and Director, The China Fund, Inc. (a closed-end mutual fund). Director, Paribas Trust for Institutions (an open-end mutual fund). Trustee, Retail Property Trust (a company providing management services for a shopping center).

ALFRED E. OSBORNE, JR. PH.D. (12/7/44)
Professor
The Harold Price Center for Entrepreneurial Studies at UCLA
110 Westwood Plaza, Suite C305
Los Angeles, California 90095-1481

        University professor, researcher and administrator at UCLA since 1972. Director, Times Mirror Company, ReadiCare, Inc., United States Filter Corporation, Nordstrom, Inc., Seda Specialty Packing Corporation and Greyhound Lines, Inc. Independent general partner, Technology Funding Venture Partners V, Governor of the National Association of Securities Dealers, Inc.

OFFICERS:

F. BRIAN CERINI (1/23/51), CHAIRMAN AND PRESIDENT

        He is a Trustee of the Trust as well as President. Information regarding Mr. Cerini's background is listed previously under "Management of the Trust--Trustees."

KEITH B. PIPES (12/20/55), EXECUTIVE VICE PRESIDENT, TREASURER AND SECRETARY

        As Senior Vice President, Chief Financial Officer and Secretary of SCMC, he is responsible for its general accounting, financial planning, compliance administration, systems development and advisory operations.
Joined Great Western Bank in 1983 as Manager of Strategic Planning for the
Bank and later served as product manager for the Bank's savings products before joining GW Securities in 1986. Prior to joining the firm, served as Senior Planning Analyst in the Mergers and Acquisitions Department of Mattel Corporation. Mr. Pipes holds a B.A. degree in Economics and an MBA in Finance from UCLA.

MICHAEL D. GOTH (8/13/45), SENIOR VICE PRESIDENT

        Since January 1991, Mr. Goth has served as Chief Operating Officer and Portfolio Manager of Sierra Investment Advisors Corporation ("Sierra Advisors"). Prior to joining Sierra Advisors, Mr. Goth worked for 2 1/2 years as a senior manager of Transfer Agent operations at First Data Investor Services Group, Inc. ("First Data", formerly, The Shareholder Services Group, Inc.) and The Boston Company. In addition, Mr. Goth has 10 years' experience as executive vice president of the GIT mutual fund group, responsible for most aspects of that fund group, including investments. Other experience includes 4 years as a corporate banking officer at Citibank and 1 1/2 years in investment banking with Drexel Firestone. He holds B.S. and M.S. degrees from Rensselaer Polytechnic Institute and an MBA in Finance from Harvard Business School.

STEPHEN C. SCOTT (1/18/45), SENIOR VICE PRESIDENT

        In August 1988 joined GW Securities to form Sierra Advisors and currently serves as the President and Chief Investment Officer. Prior to joining Sierra Advisors, served as President and Chairman of SDS Investment Advisors, a firm he founded in which he developed asset allocation technology. Previously, President and Chairman of Smathers and Co., an investment advisory firm. For nine years, served as the Senior Pension Investment Consultant for the Group Pension Investment Division of Equitable Life Insurance responsible for their major corporate clients. Has served as member on Board of Directors of several corporations and private organizations. For 17 years, has served as a Trustee on the Long Beach State University Foundation and currently chairs the Investment Committee. He holds a B.A. degree in Economics and Finance as well as an MBA in Finance from Long Beach State University.

RICHARD W. GRANT (10/25/45), ASSISTANT SECRETARY

        Has been a Partner in the firm of Morgan, Lewis & Bockius LLP since 1989. He received his A.B. in 1968 from Brown University and his J.D. in 1971 from the Boston University School of Law.

RICHARD H. ROSE (7/8/55), ASSISTANT TREASURER

        Currently acts as Senior Vice President of First Data Investor Services Group, Inc., a subsidiary of First Data Corp. (prior to May 6, 1994, a subsidiary of The Boston Company Advisors, Inc. ("Boston Advisors")). He joined Boston Advisors in 1988 as Vice President and Fund Manager in the Fund Accounting Department. Prior to 1988, he acted as Senior Audit Manager for
Peat Marwick Main (KPMG Peat Marwick) & Co. He holds a Master's degree in Accounting from Northeastern University, and a B.A. in Economics from Dartmouth.

CRAIG M. MILLER (10/7/59), ASSISTANT TREASURER

        Joined SCMC in 1993 as Vice President and Controller. Prior to joining SCMC, he acted as Audit Manager in the Boston office of Coopers & Lybrand, L.L.P. Prior to joining Coopers & Lybrand, L.L.P. in 1987, he worked for two other Certified Public Accounting firms for a total of four and one half years providing both audit and tax services to financial institutions, small manufacturing and service industry clients. He holds a Master's degree in Taxation from Bentley College, where he also received his B.S. in Accountancy.

        Each of the Trustees and officers of the Trust is also a trustee or officer of Sierra Trust Funds ("STF"). Furthermore, with the exception of Mr. Rose, each of the Trustees and officers of the Trust is also a trustee or officer of Sierra Prime Income Fund ("SPIF") and Sierra Asset Management Portfolios ("SAMP"). STF, SPIF and SAMP is each an investment company advised by Sierra Advisors or Sierra Investment Services Corporation ("Sierra Services").

        The address of each trustee and officer of the Trust affiliated with Sierra Advisors or SISC is 9301 Corbin Avenue, Suite 333, Northridge, California 91324.

        REMUNERATION. No director, officer or employee of Sierra Advisors, the sub-advisors of the Funds (the "Sub-Advisors"), or of any affiliate of Sierra Advisors or the Sub-Advisors will receive any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee, who is not a director, officer or employee of Sierra Advisors or the Sub-Advisors, or any of their affiliates, a fee of $5,000 per annum plus $1,250 per Board meeting attended and $1,000 per Audit and Nominating Committee meeting attended (except that the Audit Committee chairman receives $1,500 per committee meeting attended), and reimburses them for travel and out-of-pocket expenses.

        The aggregate remuneration paid to Trustees by the Trust for attendance at Board and committee meetings for the period ended December 31, 1996 was $68,138 (including reimbursement for travel and out-of-pocket expenses). As of December 31, 1996, the Trustees and officers of the Trust owned, in the aggregate, less than 1% of the outstanding shares of any of the Funds.

        The following Compensation Table shows aggregate compensation paid to each of the Fund's Trustees by the Fund and the Fund Complex, respectively, in the year ended December 31, 1996.

                               COMPENSATION TABLE

--------------------------------------------------------------------------------------------------------------------------
(1) Name of Person,         (2) Aggregated       (3) Pension or         (4) Estimated Annual   (5) Total Compensation
    Position                Compensation From    Retirement Benefits    Benefits Upon          From Registrant and Fund
                            Registrant for the   Accrued as Part of     Retirement             Complex* Paid to Trustees
                            Fiscal Year ended    Fund Expenses                                 for the Fiscal Year ended
                            December 31, 1996                                                  December 31, 1996
--------------------------------------------------------------------------------------------------------------------------
                            <C

F. Brian Cerini**           $0                   $0                     $0                     $0
Chairman of the Board,
President and Trustee

David E. Anderson+          $14,459              $0                     $0                     $50,250
Trustee                                                                                        for service on 4 boards

Arthur H. Berstein, Esq.++  $13,95               $0                     $0                     $52,125
Trustee                                                                                        for service on 4 boards

Edmond R. Davis, Esq.       $13,959              $0                     $0                     $50,250
Trustee                                                                                        for service on 4 boards

John W. English             $13,959              $0                     $0                     $51,250
Trustee                                                                                        for service on 4 boards

Alfred E. Osborne, Jr. +++  $6,709               $0                     $0                     $28,750
Trustee                                                                                        for service on 4 boards
---------------------------------------------------------------------------------------------------------------------------
*       The Fund Complex consisted of the Trust, STF, Sierra Prime Income Fund ("SPIF") and
        Sierra Asset Management Portfolios ("SAMP") as of December 31, 1996.
**      A Trustee who is an "interested person" as defined in the 1940 Act.
+       Mr. Anderson was paid $1,500 for Audit Committee Meetings held by the Trust.
++      Mr. Bernstein was paid $1,500 and $1,125 for Audit Committee Meetings held by
        STF and SPIF, respectively.
+++     Dr. Osborne was appointed a Trustee of the Trust, STF, SPIF and SAMP on July 1, 1996.


INVESTMENT ADVISORS AND SUB-ADVISORS, CUSTODIAN AND TRANSFER AGENT

        Sierra Advisors serves as Investment Advisor to each of the Funds and each Sub-Advisor serves as Investment Sub-Advisor to one or more Funds pursuant to separate written agreements. Certain of the services provided by, and the fees paid to, Sierra Advisors and the Sub-Advisors, are described in the Prospectuses under "Management - Investment Advisor and - Sub-Advisors." Sierra Advisors and the Sub-Advisors each (i) compensates its respective Directors and pays the salaries of its respective officers and employees employed by such companies, (ii) compensates its respective officers and employees that are employed by the Trust, and (iii) maintains office facilities for the Trust.

        Sierra Services serves as Investment Advisor to each of the Portfolios pursuant to a written Advisory Agreement. Certain of the services provided by, and fees paid to, Sierra Services, are described in the Prospectus relating to the Portfolios under "Investment Management."

        The assets of the Trust are held under bank custodianship in accordance with the 1940 Act. Boston Safe Deposit and Trust Company ("Boston Safe") serves as Custodian for the Funds and the Portfolios. Sierra Fund Administration Corporation ("Sierra Administration") serves as the Trust's Administrator and served as the Trust's Transfer Agent until July 1, 1996, when First Data, a wholly-owned subsidiary of First Data Corporation, began serving as Transfer Agent. First Data also serves as the Trust's sub-administrator, and prior to July 1, 1996, provided sub-transfer agency services to the Trust. Under its custodial agreement with the Trust, Boston Safe is authorized to appoint one or more U.S. banking institutions as sub-custodians of assets owned by any of the Funds. In addition, the Trust may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets.

        For the fiscal years ended December 31, 1994, 1995, and 1996, the Funds paid to Sierra Advisors the following advisory fees*:

                                                         1996
                                       ------------------------------------------
                                                                        EXPENSES
                                       FEES PAID      FEES WAIVED      REIMBURSED
                                       ---------      -----------      ----------
Global Money Fund                       $ 40,314        $61,700            $0
Short Term High Quality Bond Fund       $ 56,022        $10,732            $0
Short Term Global Government Fund       $166,447          $0               $0
U.S. Government Fund                    $363,268          $0               $0
Corporate Income Fund                   $381,643          $0               $0
Growth and Income Fund                  $436,358          $0               $0
Growth Fund                             $961,131          $0               $0
Emerging Growth Fund                    $461,791          $0               $0
International Growth Fund               $524,048          $0               $0


                                                            1995
                                           --------------------------------------
                                                                        Expenses
                                           Fees Paid    Fees Waived    Reimbursed
                                           ---------    -----------    ----------
Global Money Fund                           $  6,779       $50,091         $0
Short Term High Quality Bond Fund           $ 50,278       $19,478         $0
Short Term Global Government Fund           $201,327       $ 2,945         $0
U.S. Government Fund                        $280,013       $ 2,943         $0
Corporate Income Fund                       $367,022       $     0         $0
Growth and Income Fund                      $234,524       $34,257         $0
Growth Fund                                 $718,734       $     0         $0
Emerging Growth Fund                        $250,932       $19,826         $0
International Growth Fund                   $407,005       $ 4,326         $0


                                                            1994
                                           --------------------------------------
                                                                        Expenses
                                           Fees Paid    Fees Waived    Reimbursed
                                           ---------    -----------    ----------
Global Money Fund                           $  0           $19,714         $2,983
Short Term High Quality Bond Fund           $ 19,651       $23,014         $0
Short Term Global Government Fund           $142,816       $63,650         $0
U.S. Government Fund                        $211,737       $23,870         $0
Corporate Income Fund                       $284,782       $22,786         $0
Growth and Income Fund                      $ 55,204       $30,881         $0
Growth Fund                                 $423,638       $   0           $0
Emerging Growth Fund                        $ 85,541       $ 8,613         $0
International Growth Fund                   $270,165       $23,985         $0

-------------------

* The Global Money, the Short Term High Quality Bond, the Short Term Global Government, the U.S. Government, the Corporate Income, the Growth and Income, the Growth, the Emerging Growth and the International Growth Funds commenced operations on May 10, 1993, January 12, 1994, May 12, 1993,
     May 6, 1993, May 7, 1993, January 12, 1994, May 7, 1993, January 12, 1994
     and May 7, 1993, respectively.

        For the fiscal years ended December 31, 1994, 1995, and 1996, Sierra Advisors paid to the Sub-Advisors the following sub-advisory fees*:

                                        1996                    1995                    1994
                              -----------------------------------------------------------------------
                                  FEES         FEES       FEES         FEES       FEES         FEES
                                  PAID        WAIVED      PAID        WAIVED      PAID        WAIVED
                              -----------------------------------------------------------------------

Global Money Fund               $ 30,604        $0      $ 17,061        $0      $  5,914        $0

Short Term High Quality         $ 20,026        $0      $ 21,114        $0      $ 12,800        $0
Bond Fund

Short Term Global               $ 62,140        $0      $ 76,262        $0      $ 77,081        $0
Government Fund

U.S. Government Fund
   BlackRock**                  $112,008        $0      $ 88,293        $0      $  5,754        $0
   Van Kampen                                                                   $ 72,782        $0

Corporate Income Fund           $176,143        $0      $169,395        $0      $141,954        $0

Growth and Income Fund          $245,451        $0      $151,189        $0      $ 48,423        $0

Growth Fund                     $551,003        $0      $412,538        $0      $243,892        $0

Emerging Growth Fund            $276,789        $0      $164,136        $0      $ 57,538        $0

International Growth Fund
   J.P. Morgan                  $ 81,007        $0      $259,788        $0      $185,779        $0
   Warburg, Pincus***           $211,192        $0

------------------

*    The Global Money, the Short Term High Quality Bond, the Short Term
     Global Government, the U.S. Government, the Corporate Income, the Growth and Income, the Growth, the Emerging Growth and the International Growth Funds commenced operations on May 10, 1993, January 12, 1994, May 12, 1993, May 6, 1993, May 7, 1993, January 12, 1994, May 7, 1993, January 12, 1994
     and May 7, 1993, respectively.


** On December 8, 1994 BlackRock Financial Management L.P. replaced Van Kampen Merrit Management Inc. as the investment Sub-advisor for the U.S. Government Fund.

*** On April 8, 1996 Warburg, Pincus Counselors Inc. replaced J.P. Morgan Investment Management Inc. as the Sub-Advisor for the International Growth Fund.

        For the fiscal years ended December 31, 1994, 1995, and 1996 the Funds paid to Sierra Administration the following administration fees*:

                                        1996                    1995                    1994
                              -----------------------------------------------------------------------
                                  FEES         FEES       FEES         FEES       FEES         FEES
                                  PAID        WAIVED      PAID        WAIVED      PAID        WAIVED
                              -----------------------------------------------------------------------

Global Money Fund               $ 36,725        $0      $13,156         $7,317     $0           $7,097

                                 1996           1995              1994
                            ------------    ------------    -----------------
Short Term High Quality
  Bond Fund                 $ 24,031  $0    $ 25,337  $0    $ 9,777   $ 5,583

Short Term Global
  Government Fund           $ 39,947  $0    $ 49,025  $0    $14,152   $35,400

U.S. Government Fund        $108,980  $0    $ 84,887  $0    $33,462   $37,220

Corporate Income Fund       $105,686  $0    $101,657  $0    $41,687   $43,486

Growth and Income Fund      $ 98,181  $0    $ 60,476  $0    $12,587   $ 6,782

Growth Fund                 $193,861  $0    $143,997  $0    $54,385   $28,906

Emerging Growth Fund        $ 95,144  $0    $ 54,833  $0    $11,510   $ 7,321

International Growth Fund   $100,408  $0    $ 77,936  $0    $32,169   $23,565

---------------

* The Global Money, the Short Term High Quality Bond, the Short Term Global Government, the U.S. Government, the Corporate Income, the Growth and Income, the Growth, the Emerging Growth and the International Growth Funds commenced operations on May 10, 1993, January 12, 1994, May 12, 1993, May 6, 1993, May 7, 1993, January 12, 1994, May 7, 1993, January
        12, 1994 and May 7, 1993, respectively.

The Portfolios had not yet commenced operations as of December 31, 1996.

COUNSEL AND AUDITOR

        Morgan, Lewis & Bockius LLP serves as counsel to the Trust and also provides legal services to GW Securities, Sierra Advisors, Sierra
Administration and Sierra Services. Paul, Hastings, Janofsky & Walker serves as counsel to the Trustees who are not "interested persons" of the Trust.

        Price Waterhouse LLP, independent accountants, located at 160 Federal Street, Boston, Massachusetts 02110, serves as auditor of the Trust.

ORGANIZATION OF THE TRUST

        The Trust is organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated January 27, 1993, as amended from time to time (the "Declaration of Trust"). Certificates representing shares in the Trust are not physically issued. The Trust's Custodian and the Trust's Transfer Agent maintain a record of each shareholder's ownership of Trust shares. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the selection of independent accountants.

        Under normal circumstances, there will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office promptly will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Declaration of Trust, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust's outstanding shares.

        The record owner of all the Trust's shares is Separate Account D of AGL. However, Contract owners may be deemed to have beneficial ownership of shares allocable to their Contracts. As of January 31, 1997, to the Trust's knowledge, no Contract owner had shares allocable to Contracts equal to more than five percent of any Fund.

        Massachusetts law provides that the shareholders, under certain circumstances, could be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, to the extent possible, ultimate liability of the shareholders for liabilities of the Trust.

CERTAIN MATTERS RELATING TO J.P. MORGAN INVESTMENT MANAGEMENT INC. AND ITS AFFILIATES

        J.P. Morgan Investment Management Inc. ("J.P. Management"), the Sub-Advisor to the Global Money and Growth and Income Funds, and Morgan Guaranty Trust Company of New York ("Morgan Guaranty") are both wholly owned subsidiaries of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Through its Corporate Finance Division, Morgan Guaranty has relationships as a bank of deposit, as a lender, as a financial advisor and in other capacities, with a significant number of United States corporations. Such corporate customers of Morgan Guaranty obtain short-term funds to finance the operation of their business generally through two sources: (i) short-term bank borrowings from commercial banks such as Morgan Guaranty; and (ii) the issuance of commercial paper of the type in which certain of the Funds may invest. Normally the decision of a corporation as to which medium of short-term financing to utilize will be influenced primarily by interest rate differentials between the available sources of short-term funds. When interest rate differentials between short-term bank borrowings and the commercial paper market narrow, the Corporate Finance Division of Morgan Guaranty may be competing with the commercial paper market to provide short-term funds to corporate borrowers.

        J.P. Morgan Securities Inc. ("J.P. Securities"), a wholly owned subsidiary of J.P. Morgan, is a broker-dealer registered with the SEC and a member of the National Association of

Securities Dealers, Inc. ("NASD"). J.P. Securities is active as a dealer in the securities of the United States Government and an underwriter of and dealer in securities of the United States Government agencies and money market securities. To a limited extent, J.P. Securities also underwrites and deals in commercial paper, certain mortgage-related securities, and consumer receivable securities. J.P. Morgan Securities Limited ("J.P. Limited"), also a wholly owned subsidiary of J.P. Morgan, underwrites, distributes and trades international securities, including Eurobonds, commercial paper and foreign government bonds. To the extent that the Global Money or Growth and Income Funds are permitted to invest in such securities, the foregoing activities of J.P. Securities and J.P. Limited may affect the manner in which J.P. Management makes investments for such Funds and may affect such Funds' portfolios or the markets for the securities in which such portfolios are invested. Such effects would be primarily on: (1) the price of securities already held in the Global Money or Growth and Income Funds or securities considered for purchase, which are the same as or similar to issues underwritten or traded by J.P. Securities, J.P. Limited, J.P. Morgan or Morgan Guaranty ("Morgan Affiliates"), and (2) the supply of issues available for purchase by the Global Money or Growth and Income Funds. Particularly, where the positions of Morgan Affiliates constitute a large percentage of a given issue, the price at which that issue is traded may influence the price of securities of that issue or of similar securities in the Global Money or Growth and Income Funds or securities being considered for purchase. Also, since the Global Money and Growth and Income Funds will not purchase directly from Morgan Affiliates, if the positions of Morgan Affiliates in given issues is large, it may limit the selection of available securities in that particular maturity, yield or price range.

        In addition, the Global Money and Growth and Income Funds will not purchase securities of U.S. Government agencies during the existence of any underwriting or selling group of which a Morgan Affiliate is a member except to the extent permitted by law. Portfolio securities may not be purchased from or sold to J.P. Management or any affiliated person (as defined in the 1940 Act) of J.P. Management except as may be permitted by the Commission and subject to the rules and regulations of the Comptroller of the Currency.

        J.P. Morgan issues commercial paper and long-term debt securities, and Morgan Guaranty and some of its affiliates issue certificates of deposit and create bankers' acceptances. The Global Money and Growth and Income Funds will not invest in the commercial paper or other debt securities of J.P. Morgan or in certificates of deposit or bankers' acceptances of Morgan Guaranty or such affiliates. However, the activities of J.P. Morgan and Morgan Guaranty and any of such affiliates in the market for such instruments might affect the portfolios of such Funds or the market for such instruments.

        The limitations discussed in the preceding three paragraphs, in the opinion of J.P. Management, will not significantly affect the ability of the Global Money and Growth and Income Funds to pursue their respective investment objectives. However, in the future in other circumstances, such Funds may be at a disadvantage because of such limitations in comparison to other funds with similar investment objectives which are not subject to such limitations. The management of Sierra Advisors believes that the effects of such limitations are more than offset by the experience and expertise J.P. Management provides to such Funds.

        The Treasurer's Division of Morgan Guaranty manages Morgan Guaranty's own investment portfolio, composed primarily of securities of the United States Government and United States Government agencies. Such activities may affect the portfolios of the Global Money and Growth and Income Funds or the markets for the securities in which such portfolios invest. In acting for its fiduciary accounts, including such Funds, J.P. Management will not discuss its investment decisions or positions with the personnel of any Morgan Affiliates. J.P. Management will not execute any transactions for such Funds with Morgan Affiliates and will execute such transactions only with unaffiliated dealers.

        The commercial banking divisions of Morgan Guaranty or its affiliates may have deposit, loan and other commercial banking relationships with issuers of securities purchased by the Global Money and Growth and Income Funds, including outstanding loans to such issuers that may be repaid in whole or in part with the proceeds of securities purchased by such Funds in primary public offerings. Such Funds will not purchase, except as may be permitted by applicable law, securities in any primary public offering when the prospectus discloses that the proceeds will be used to repay in whole or in part the loans to such issuers. J.P. Management will not cause such Funds to make investments for the direct purpose of benefitting other commercial interests of Morgan Affiliates at the expense of such Funds. J.P. Management has advised such Funds that, in making investment decisions, J.P. Management will not obtain or use material inside information in the possession of any other division or department of J.P. Management or from Morgan Affiliates. J.P. Management has also advised such Funds that its investment personnel do not disclose any material inside information in their possession regarding such Funds to any other division or department of J.P. Management or Morgan Affiliates.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS AND PORTFOLIOS

        The Prospectuses discuss the investment objective or objectives of each of the Funds and Portfolios and the policies to be employed to achieve such objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Funds and Portfolios may invest, the investment policies and portfolio strategies that the Funds and Portfolios may utilize and certain risks attendant to such investments, policies and strategies.

MONEY MARKET QUALITY AND MATURITY REQUIREMENTS

        The Global Money Fund will purchase only those instruments which meet the applicable quality requirements described below. The Fund will not purchase a security (other than a U.S. Government security) unless the security or the issuer with respect to comparable securities (i) is rated by at least two nationally recognized statistical rating organizations ("NRSROs") such as Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps ("Duff") or Fitch Investors Service, Inc. ("Fitch"), in one of the two highest rating categories for short-term debt securities,
(ii) is rated by the only NRSRO that has issued a rating in one of such NRSRO's two highest categories for short-term debt, or (iii) if not so rated, the security is determined to be of comparable quality. In addition, no more than 5% of the Fund's total assets will be invested in securities rated in the second highest rating category by the requisite NRSROs and, no more than 1% of the Fund's total assets will be invested in the securities of any one such issuer. A description of the rating systems of S&P, Moody's, Duff and Fitch is contained in the Appendix to this SAI.

        At the time of investment, no security purchased by the Fund (except securities subject to repurchase agreements and variable rate demand notes) can have a maturity exceeding 397 days, and the Fund's average portfolio maturity cannot exceed 90 days. The short average maturity of the portfolio enhances the Fund's ability to maintain share prices at $1.00 which, in turn, provides both stability of value and liquidity to shareholders. There can be no assurances, however, that the Fund will be able to maintain net asset values at $1.00 per share.

STRATEGIES AVAILABLE TO ALL FUNDS AND PORTFOLIOS

        BANK OBLIGATIONS. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a Fund or Portfolio, depending upon the principal amount of certificates of deposit ("CDs") of each state bank held by a Fund or Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specific levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

        Obligations of foreign branches of U.S. banks and of foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to the risks associated with investing in foreign securities generally. Foreign branches of U.S. banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S.
banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S.
bank or about a foreign bank than about a U.S. bank.

        Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to (1) pledge to the regulator by depositing assets with a designated bank within the state an amount of its assets equal to 5% of its total liabilities, or (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.

        In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign banks and foreign branches of U.S. banks, a Fund's Sub-Advisor or Portfolio's Advisor will carefully evaluate such investments on a case-by-case basis.

        A Fund or Portfolio may purchase a CD, TD or bankers' acceptances issued by a bank, savings and loan association or other banking institution with less than $1 billion in assets (a "Small Issuer Bank Obligation") only so long as the issuer is a member of the FDIC or supervised by the Office of Thrift Supervision (the "OTS"), and so long as the principal amount of the Small Issuer Bank Obligation is fully insured by the FDIC and is no more than $100,000. Each of the Funds will at any one time hold only one Small Issuer Bank Obligation from any one issuer.

        Savings and loan associations whose CDs, TDs and bankers' acceptances may be purchased by the Funds and Portfolios are supervised by the OTS and insured by the Savings Association Insurance Fund, which is administered by the FDIC and is backed by the full faith and credit of the United States Government. As a result, such savings and loan associations are subject to regulation and examination.

        MORTGAGE-BACKED SECURITIES. The Mortgage-Backed Securities in which all Funds may invest may be classified as governmental or government-related, depending on the issuer or guarantor. Governmental mortgage-backed securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of such securities, is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related Mortgage-Backed Securities which are not backed by the full faith and credit of the United States include those issued by FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Bank. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC. In addition, the U.S. Government Fund may invest in commercial mortgage-backed securities. While these securities generally are structured with one or more types of credit enhancement, they are issued by non-governmental entities and are not guaranteed by governmental agency or instrumentality.

        Entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments in which principal or interest payments may vary or terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, the Funds and Portfolios will, consistent with their respective investment objectives and policies, consider making investments in such new types of securities.

        The average maturity of pass-through pools of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and the age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common industry practice, for example, is to assume that prepayments will result in a 7-to 9-year average life for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities of different characteristics will have varying average life assumptions.

        RATINGS AS INVESTMENT CRITERIA. In general, the ratings of NRSROs, such as Moody's, S&P, Duff and Fitch, represent the opinions of these agencies as to the quality of securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities, but the Funds will also rely upon the independent advice of their respective Sub-Advisors to evaluate potential investments. The Appendix to this SAI contains further information concerning the ratings of these services and their significance.

        To the extent that the rating given by a rating service for securities may change as a result of changes in such organizations or their rating systems, the Funds and Portfolios will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Prospectuses and in this SAI.

        REPURCHASE AGREEMENTS. Each Fund and Portfolio may invest in repurchase agreements without limitation as to amount.

        U.S. GOVERNMENT SECURITIES. U.S. Government Securities include debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government Securities include direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the Untied States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Resolution Trust Corporation, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, a Fund or Portfolio will invest in obligations issued by such an instrumentality only if the Fund's Sub-Advisor or Portfolio's Advisors determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund or Portfolio.

STRATEGIES AVAILABLE TO ALL FUNDS EXCEPT THE GLOBAL MONEY FUND AND TO THE PORTFOLIOS

        FUTURES ACTIVITIES. The Portfolios and Funds may enter into futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade. These investments may be made by the Fund involved for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions. The ability of a Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirement of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. See "Taxes" below. In addition to the uses of futures described above, all Funds except the Global Money Fund may use futures for certain other purposes. See "Strategic Transactions."

        FUTURES CONTRACTS. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific financial instrument (debt security) at a specified price, date, time and place. A bond index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. No physical delivery of the underlying securities in the index is made.

        The purpose of entering into a futures contract by a Fund is to protect the Fund from fluctuations in the value of its securities caused by anticipated changes in interest rates or market conditions without necessarily buying or selling the securities. Of course, since the value of portfolio securities will far exceed the value of the futures contracts entered into by a Fund, an increase in the value of the futures contract would only mitigate - but not totally offset - the decline in the value of the portfolio.

        No consideration is paid or received by a Fund upon entering into a futures contract. Initially, a Fund would be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in its nature the equivalent of a performance bond or good faith deposit on the contract, which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

        There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by a Fund is subject to the ability of the Fund's Sub-Advisor to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful for some degree because of market behavior or unexpected trends in interest rates.

        Although the Funds intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices would move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

        To ensure that transactions constitute bona fide hedges in instances involving the purchase or sale or a futures contract, the Funds will be required to either (i) segregate sufficient cash or other liquid assets to cover the outstanding position or (ii) cover the futures contract by either owning the instruments underlying the futures contract or by holding a portfolio of securities with characteristics substantially similar to the underlying index or stock index comprising the futures contract or by holding a separate option permitting it to purchase or sell the same futures contract. Because of the imperfect correlation between the movements in the price of underlying indexes or stock indexes of various futures contracts and the movement of the price of securities in the Funds' portfolios, the Funds will periodically make adjustments to its index futures contracts positions to appropriately reflect the relationship between the underlying portfolio and the indexes. The Fund will not maintain short positions in index or stock index futures contracts, options written on index or stock index futures contracts and options written on indexes or stock indexes, if in the aggregate, the value of these positions exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those positions, adjusted for the historical volatility relationship between the portfolio and the index contracts.

        OPTIONS ON FUTURES CONTRACTS. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the price of the option to the purchaser is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the fund holding the options.

        The Funds may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade as a hedge against changes in the value of its portfolio securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

        There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions as to anticipated interest rate and market trends by the Funds' Sub-Advisors, which could prove to be inaccurate. Even if the expectations of the Sub-Advisors are correct, there may be an imperfect correlation between the change in the value of the options and the portfolio securities hedged. In addition to the uses of options described above, all Funds except the Global Money Fund may use options for certain other purposes. See "Strategic Transactions."

        OPTIONS ON SECURITIES. The Funds may write covered put options and covered call options on securities, purchase put and call options on securities and enter into closing transactions. The Funds may not write put options with respect to more than 50% of their total assets.

        Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. A Fund may write (1) in-the-money call options when its Sub-Advisor expects that the price of the underlying security will remain flat or decline moderately during the option period, (2) at-the-money call options when its Sub-Advisor expects that the price of the underlying security will remain flat or advance moderately during the option period and (3) out-of-the-money call options when its Sub-Advisor expects that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options described above.

        So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "OCC") and of the securities exchange on which the option is written.

        An option may be closed out only when there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market (see "Over the Counter Options," below). In light of this fact and current trading conditions, the Fund expects to purchase or write call or put options issued by the OCC, as well at the following national securities exchanges on which options are traded: The Chicago Board Options Exchange (CBOE), The Board of Trade of the City of Chicago (CBT), American Stock Exchange (AMEX), Philadelphia Exchange (PHLX), Pacific Stock Exchange
(PSE) and the New York Stock Exchange (NYSE).

        The Fund may realize a profit or loss upon entering into closing transactions. In cases where the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option, and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, the Fund will realize a profit or loss to the extent that the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

        To facilitate closing transactions, the Fund will generally purchase or write only those options for which its Sub-Advisor believes there is an active secondary market although there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the OCC and the securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such events, it might not be possible to effect closing transactions in particular options. If as a covered call option writer the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

        Securities exchanges have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the particular Fund and other clients of Sierra Advisors and its Sub-Advisors and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

        In the case of options written by a Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying security with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock. The Fund may however, incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

        Additional risks exist with respect to mortgage-backed U.S. Government Securities for which the Fund may write covered call options. If a Fund writes covered call options on a mortgage-backed security, the security that it holds as cover may, because of scheduled amortization of unscheduled prepayments, cease to be sufficient cover. The Fund will compensate by purchasing an appropriate additional amount of mortgage-backed securities. In addition to the uses of options described above, all Funds except the Global Money Fund may use options for certain other purposes. See "Strategic Transactions."

        OPTIONS ON SECURITIES INDEXES. In addition to options on securities, the Funds may also purchase and sell call and put options on securities indexes. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index.

        Options on securities indexes entail risks in addition to the risks of options on securities. Because exchange trading of options on securities indexes is relatively new, the absence of a liquid secondary market to close out an option position is more likely to occur, although the Fund generally will purchase or write such an option only if its Sub-Advisor believes the option can be closed out.

        Use of options on securities indexes also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase or write such options unless its Sub-Advisor believes the market is sufficiently developed for the risk of trading in such options to be no greater than the risk of trading in options on securities.

        Price movements in the Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on securities indexes cannot serve as a complete hedge. Because options on securities indexes require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. In addition to the uses of options described above, all Funds except the Global Money Fund may use options for certain other purposes. See "Strategic Transactions."

STRATEGIES AVAILABLE TO ALL FUNDS EXCEPT THE GLOBAL MONEY FUND

        OVER THE COUNTER OPTIONS. Over the Counter Options ("OTC Options") can be closed out only by agreement with the primary dealer in the transaction, and thus any OTC Options and their underlying securities or currencies are considered illiquid. With OTC Options, terms such as expiration date, exercise price and premium are agreed upon between the Fund and the transacting dealer, without the intermediation of a third party such as the OCC. Any OTC Options written by a Fund will be with a qualified dealer pursuant to an agreement under which the Fund may repurchase the option at a formula price at which the Fund would have the absolute right to repurchase an OTC Option it has sold. OTC Options will be considered illiquid in an amount equal to the formula price, less the amount by which the option is "in-the-money."

        REVERSE REPURCHASE AGREEMENTS. Under the 1940 Act, reverse repurchase agreements may be considered borrowings by the seller; accordingly each of the Funds will limit its investments in reverse repurchase agreements and other borrowings to no more than 33 1/3% of its total assets. A Fund will not engage in reverse repurchase transactions for the purpose of leverage.

        STRATEGIC TRANSACTIONS. No Fund currently intends to enter into Strategic Transactions, excluding Strategic Transactions that are "covered" or entered into for bona fide hedging purposes, that are in the aggregate principal amount in excess of 15% of the Fund's net assets.

        Strategic Transactions have associated risks including possible default by the other party to the transaction, illiquidity and, to the extent the Sub-Advisor's view as to certain market movements is incorrect, losses greater than if they had not been used. Use of put and call options, currency transactions or options and futures transactions entails certain risks as described herein and in the Appendix to the Prospectuses in sections relating to such investment or instruments. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

        The Funds may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward foreign currency exchange contracts) and any combination of futures, options and foreign currency transactions (each separately, a "component" transaction), instead of a single transaction, as part of a single strategy when, in the opinion of the Sub-Advisor, it is in the best interest of the Fund to do so. A combined transaction may contain elements of risk that are present in each of its component transactions.

        The use of Strategic Transactions for portfolio management purposes involves special considerations and risks. Additional risks pertaining to particular strategies that make up Strategic Transactions are described in other sections to this SAI. Successful use of most Strategic Transactions depends upon the Sub-Advisor's ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. There may be imperfect correlation, or even no correlation, between price movements of Strategic Transactions and price movements of the related portfolio or currency positions. Such a lack of correlation might occur due to factors unrelated to the value of the related portfolio or currency positions, such as speculative or other pressures on the markets in which Strategic Transactions are traded. Strategic Transactions, if successful, can reduce risk of loss or enhance income, by wholly or partially offsetting the negative effect of, or accurately predicting, unfavorable price movements or currency fluctuations in the related portfolio or currency position. However, Strategic Transactions can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the positions. In addition, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Strategic Transactions involving obligations to third parties (i.e., Strategic Transactions other than purchased options). These requirements might impair the Fund's ability to sell a portfolio security or currency position or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security or currency position at a disadvantageous time.

        WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS. A segregated account in the name of the Funds consisting of cash or liquid debt securities equal to the amount of when-issued or delayed-delivery commitments will be established at Boston Safe, the Trust's custodian. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. On the settlement date, the Fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of securities purchased on a when-issued or delayed-delivery basis themselves (which may have a greater or lesser value than the Fund's payment obligations).

STRATEGIES AVAILABLE TO ALL FUNDS EXCEPT THE U.S. GOVERNMENT FUND

        AMERICAN DEPOSITARY RECEIPTS ("ADRs"), EUROPEAN DEPOSITARY RECEIPTS ("EDRs"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRs") AND GLOBAL DEPOSITARY RECEIPTS ("GDRs") ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares.
EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market, EDRs are designed for trading in European securities market and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

        LENDING OF PORTFOLIO SECURITIES. Each of the Funds will adhere to the following conditions whenever its portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and
(6) voting rights on the loaned securities may pass to the borrower, provided that if a material event adversely affecting the investment occurs, the Trust's Board of Trustees must terminate the loan and regain the right to vote the securities. From time to time, the Funds may pay a part of the interest earned from the investment of the collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Trust and that is acting as a "finder."

STRATEGIES AVAILABLE TO ALL FUNDS EXCEPT GLOBAL MONEY AND U.S. GOVERNMENT FUNDS

         FOREIGN CURRENCY EXCHANGE TRANSACTIONS.   The Funds may engage in
currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Funds' dealings in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. A Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currently convertible into that particular currency.

        If a Fund enters into a position hedging transaction, the Trust's custodian or sub-custodian will, except in circumstances where segregated accounts are not required by the 1940 Act and the rules adopted thereunder, place cash, U.S. Government Securities or high-grade debt obligations in a segregated account for the Fund in an amount at least equal to the value of the Fund's total assets committed to the consummation of the forward contract. For each forward foreign currency exchange contract that is used to hedge a securities position denominated in a foreign currency, but for which the hedging position no longer provides, in the opinion of the Sub-Advisor or the Advisor, sufficient protection to consider the contract to be a hedge, the Fund maintains with its custodian a segregated account of cash, U.S.
Government Securities or other liquid assets in an amount at least equal to the portion of the contract that is no longer sufficiently covered by such hedge. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Fund's unhedged exposure (in the case of securities denominated in a foreign currency) or commitment with respect to the contract. Hedging transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.

         At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the amount of the currency that it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

        The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the prevailing market conditions. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, forward currency contracts may limit the risk of loss due to a decline in the value of the hedged currency increase.

        If a devaluation of a currency is generally anticipated, a Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

        The Funds, in addition, may combine forward currency exchange contracts with investments in securities denominated in other currencies in an attempt to create a combined investment position, the overall performance of which will be similar to that of a security denominated in a Fund's underlying currency. For instance, a Fund could purchase a U.S. dollar-denominated security and at the same time enter into a forward currency exchange contract to exchange U.S. dollars for its underlying currency at a future date. By matching the amount of U.S. dollars to be exchanged with the anticipated value of the U.S. dollar-denominated security, the Fund may be able to "lock in" the foreign currency value of the security and adopt a synthetic investment position whereby the Fund's overall investment return from the combined position is similar to the return from purchasing a foreign currency-denominated instrument.

        There is a risk in adopting a synthetic investment position. It is impossible to forecast with absolute precision what the market value of a particular security will be at any given time. If the value of a security denominated in the U.S. dollar or other foreign currency is not exactly matched with a Fund's obligation under a forward currency exchange contract on the date of maturity, the Fund may be exposed to some risk of loss from fluctuations in that currency. Although each Fund's Sub-Advisor will attempt to hold such mismatching to a minimum, there can be no assurance that the Fund's Sub-Advisor will be able to do so.

         Although the foreign currency market is not believed to be necessarily more volatile than the market in other commodities, there is less protection against defaults in the forward trading to currencies than there is in trading such currencies on an exchange because such forward contracts are not guaranteed by an exchange or clearing house. The CFTC has indicated that it may assert jurisdiction over forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such transactions. In the event that such prohibition included the Fund, it would cease trading such contracts. Cessation of trading might adversely affect the performance of a Fund.

        In addition to the uses of foreign currency exchange transactions described above, all Funds except the Global Money and the U.S. Government Funds may use foreign currency exchange transactions for certain other purposes. See "Strategic Transactions."

        OPTIONS ON FOREIGN CURRENCIES. The Funds may purchase and write put and call options on foreign currencies for the purpose of hedging against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. Such hedging includes cross hedging and proxy hedging where the options to buy or sell currencies involve other currencies besides the U.S. dollar. As one example, a decline in the U.S. dollar value of a foreign currency in which securities are denominated will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. To protect against diminutions in the value of securities held by a Fund in a particular foreign currency, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. When an increase in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of the securities, the Fund conversely may purchase call options on the currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction, or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.

        The Fund may also write covered call options on foreign currencies for the types of hedging purposes described above. As one example, when a Fund anticipates a decline in the U.S. dollar value of foreign currency-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a covered call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund may also be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

        A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire the foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by Boston Safe, or by a designated sub-custodian) upon conversion or exchange of other foreign currency held by the Fund. A call option also is covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written when the exercise price of the call held
(1) is equal to or less than the exercise price of the call written or (2) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities and other liquid assets in a segregated account with Boston Safe or with a designated sub-custodian.

        Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on those exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to those transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting the Fund to liquidate open positions at a profit prior to their exercise or expiration, or to limit losses in the event of adverse market movements.

        The purchase and sale of exchange-traded foreign currency options are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of exchange-traded foreign currency options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise. For a discussion of the risks involved in OTC Options in foreign currency, see "Over the Counter Options" above.

        In addition to the uses of options on foreign currencies described above, all Funds except the Global Money and U.S. Government Funds may use options on foreign currencies for certain other purposes. See "Strategic Transactions."

STRATEGY AVAILABLE TO SHORT TERM GLOBAL GOVERNMENT, GROWTH AND EMERGING GROWTH FUNDS

        LOWER-RATED SECURITIES. The Short Term Global Government Fund may invest up to 10% and the Growth and Emerging Growth Funds up to 35% of its total assets in non-investment grade securities (rated Ba and lower by Moody's or BB and lower by Standard & Poor's) or unrated securities. Such securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuer of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. See the Appendix to this SAI for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

        The recent economic downturn disrupted the high yield market and impaired the ability of issuers to repay principal and interest. Also, an increase in interest rates could further adversely affect the value of such obligations held by the Fund. Prices and yields of high yield securities will fluctuate over time and may affect the Fund's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

        The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Trustees to accurately value high yield securities in the Fund's portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the value and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

        Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of each of these Fund's Sub-Advisors not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and ongoing review of credit quality. The achievement of the Fund's investment objectives by investment in such securities may be more dependent on its Sub-Advisor's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Fund's Sub-Advisor will determine whether it is in the best interest of the Fund to retain the security.

        Prices for below investment grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, Congress from time to time has considered legislation which would restrict or eliminate the corporate tax deduction for interest payments on these securities and would regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

STRATEGY AVAILABLE TO GROWTH, EMERGING GROWTH AND INTERNATIONAL GROWTH FUNDS

        SECURITIES IN DEVELOPING COUNTRIES. Although most of the investments of the Growth Fund, Emerging Growth Fund and International Growth Fund are made in securities of companies in (or governments of) developed countries, up to 5% of the total assets of the Growth Fund and Emerging Growth Fund and up to 30% of the total assets of the International Growth Fund may be invested in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets") as well. A developing or emerging country is generally considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity and fixed-income markets of developing or emerging countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. Historical experience indicates that the markets of developing or emerging countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

                   INVESTMENT RESTRICTIONS OF THE PORTFOLIOS

        The following investment restrictions have been adopted by the Trust with respect to the Portfolios as fundamental policies. A fundamental policy affecting a particular Portfolio may not be changed without the vote of a majority of the outstanding shares of the affected Portfolio. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting, if the holders of more than 50% of the outstanding shares of the Trust are present or represented by proxy, or (b) more than 50% of the outstanding shares. Each Portfolio will not;

1. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

2. Purchase or sell real estate including limited partnership interests, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

3. Make loans to any person, except loans of portfolio securities to the extent that no more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

4. (i) Purchase more than 10% of any class of the outstanding voting securities of any issuer (except other investment companies as defined in the 1940 Act) and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities and securities of other investment companies as defined in the 1940 Act) if as a result, with respect to 75% of its total assets, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;

5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC;

6. Will not borrow, except from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the Portfolio's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Portfolio, including reverse repurchase agreements, exceed 5% of the value of a Portfolio's total assets, the Portfolio will not purchase any securities;

7. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and

8. Write or acquire options or interests in oil, gas or other mineral exploration or development programs.

        In addition, each Portfolio has adopted non-fundamental investment limitations as stated below and in its prospectus. Such limitations may be changed without shareholder approval. Each Portfolio will not:

1. Pledge, mortgage, or hypothecate any of its assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing;

2. Invest for the purpose of exercising control over management of any company;

3. Invest its assets in securities of any investment company, except (i) by purchase in the open market involving only customary brokers' commissions; (ii) in connection with mergers, acquisitions of assets or consolidations; (iii) as permitted by SEC exemptive order; or (iv) as otherwise permitted by the 1940 Act;

4. Purchase warrants if, by reason of such purchase, more than 5% of the value of the Portfolio's net assets (taken at market value) would be invested in warrants, valued at the lower of cost or market; included within this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on a recognized stock exchange;

5. Purchase or hold illiquid securities, which are securities that cannot be disposed of for their approximate market value in seven days or less (which terms include repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities;

6. Purchase securities on margin, except that a Portfolio may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin; and

7. Purchase or hold lower rated bonds ("junk bonds"), directly or indirectly, if, in the aggregate, 35% or more of its net assets would be invested, directly or indirectly, in junk bonds.

                      INVESTMENT RESTRICTIONS OF THE FUNDS

        The investment restrictions number 1 through 15 below have been adopted by the Trust with respect to the Funds as fundamental policies. A fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Trust, as defined in the 1940 Act. Investment restrictions 16 through 19 may be changed by vote of a majority of the Trust's Board of Trustees at any time.

        The investment policies adopted by the Trust prohibit a Fund from:

1. Purchasing the securities of any issuer (other than U.S. Government Securities) if as a result more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer (the "5% Limitation"), except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% Limitation; provided that this restriction shall not apply to the Short Term Global Government Fund; and provided further that the entire investment portfolio of the Global Money Fund is subject to the 5% Limitation. However, the Global Money Fund will be able to invest more than 5% of its total assets in the securities of a single issuer for a period of up to three Business Days after the purchase thereof; provided that the Fund may not hold more than one such investment at any time.

2. Purchasing more than 10% of the securities of any class of any one issuer; provided that this limitation shall not apply to investments in U.S. Government Securities; provided further that this restriction shall not apply to the Short Term Global Government and Growth Funds; and provided further that the Growth Fund shall not own more than 10% of the outstanding voting securities of a single issuer.

3. Purchasing securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts or related options will not be deemed to be a purchase of securities on margin.

4. Making short sales of securities or maintaining a short position; provided that this restriction shall not apply to the Short Term Global Government, Growth and International Growth Funds.

5. Borrowing money, except that (a) the Fund may (i) enter into Reverse Repurchase Agreements or (ii) borrow from banks for temporary (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities or pending settlement of securities transactions or for emergency or extraordinary purposes in an aggregate amount not exceeding 30% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing is made, (b) all of the Funds except the Global Money Fund may enter into (i) futures contracts, and (ii) dollar roll transactions. Whenever borrowings pursuant to (a) above (except that with respect to the Short Term High Quality Bond, Short Term Global Government, U.S. Government, Corporate Income, Growth and Income and Emerging Growth Funds, pursuant to (a)(ii) above) exceed 5% of the value of a Fund's total assets, (w) continuous asset coverage of at least 300% is required; (x) in the event such asset coverage falls below 300% due to market fluctuations or otherwise, the Fund must within 3 days reduce the amount of its borrowings so that asset coverage will again be at least 300%, even if disadvantageous from an investment standpoint; (y) borrowing pursuant to (a) over 5% must be repaid before making additional investments; and (z) any interest paid on such borrowings will reduce income. The Short Term High Quality Bond, Short Term Global Government, U.S. Government, Corporate Income, Growth and Income and Emerging Growth Funds may not borrow money or enter into Reverse Repurchase Agreements or Dollar Roll Transactions in the aggregate in excess of 33 1/3% of the Fund's total assets (after giving effect to any such transaction).

6. Pledging, hypothecating, mortgaging or otherwise encumbering more than 30% of the value of the Fund's total assets. For purposes of this restriction, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued or delayed-delivery basis and (b) collateral arrangements with respect to (i) the purchase and sale of options on securities, options on indexes and options on foreign currencies, and (ii) initial or variation margin for futures contracts will not be deemed to be pledges of a Fund's assets.

7. Underwriting the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

8. Purchasing or selling real estate or interests in real estate, except that the Fund may purchase and sell securities that are secured, directly or indirectly, by real estate and may purchase securities issued by companies that invest or deal in real estate.

9. Investing in commodities, except that all of the Funds except the Global Money Fund may invest in futures contracts and options on futures contracts. The entry into forward foreign currency exchange contracts is not and shall not be deemed to involve investing in commodities.

10. Investing in oil, gas or other mineral exploration or development programs.

11. Making loans to others, except through the purchase of qualified debt obligations, loans of portfolio securities (except in the case of the U.S. Government Fund) and the entry into repurchase agreements.

12. Purchasing any securities that would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of issuers conducting their principal business activities in the same industry, except in the case of the Global Money Fund, which under normal market conditions shall have at least 25% of its total assets invested in bank obligations; provided that this limitation shall not apply to the purchase of (a) U.S. Government Securities, or (b) with respect to the Short Term Global Government Fund, Bank Obligations.

13. Purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof; provided that this restriction shall not apply to any of the Funds except the Global Money Fund; and provided further that
        (a) all of the Funds except the Global Money and Short

        Term Global Government Funds may purchase, write and sell covered put and call options on securities, (b) all of the funds except the Global Money Fund may purchase, write and sell futures contracts and options on futures contracts, (c) all of the Funds except the Global Money Fund may purchase and write put and call options on stock indexes, and (d) the International Growth Fund may purchase put and call options and write cover call options on foreign currency contracts.

14. With respect to the Growth Fund, investing more than 35% of the Fund's assets in non-investment grade debt securities.

15. With respect to the Short Term High Quality Bond Fund, having a dollar-weighted average portfolio maturity in excess of five years.

16. With respect to the Growth and Emerging Growth Funds, investing more than 25% of the Fund's assets in foreign securities.

17. Purchasing securities that are not readily marketable if more than 10% of the total assets of the Global Money Fund, or more than 15% of the total assets of the Short Term High Quality Bond, Short Term Global Government, U.S. Government, Corporate Income, Growth and Income, Growth, Emerging Growth and International Growth Funds, would be invested in such securities, including, but not limited to: (1) repurchase agreements with maturities greater than seven calendar days;
        (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options, as described in this SAI; (5) certain variable rate demand notes having a demand period of more than seven days; and (6) certain Rule 144A restricted securities that are deemed to be illiquid.

18.     Making investments for the purpose of exercising control or management.

19.     Purchasing or selling interests in real estate limited partnerships.

        The percentage limitations contained in the restrictions listed above apply at the time of purchases of securities.

PORTFOLIO TURNOVER

        Portfolio turnover considerations for the Portfolios are addressed in the Trust's prospectus.

        The Global Money Fund, a money market fund, attempts to increase yields by trading to take advantage of short-term market variations, which results in high portfolio turnover. Because purchases and sales of money market instruments are usually effected as principal transactions, this policy does not result in high brokerage commissions to the Fund. The Growth and Income, Growth, Emerging Growth and International Growth Funds (together, the "Equity Funds") and the Short Term High Quality Bond, the Short Term Global Government, the
U.S. Government and the Corporate Income Funds (collectively, the "Bond Funds") do not intend to seek profits through short-term trading. Nevertheless, the Funds will not consider portfolio turnover rate a limiting factor in making investment decisions.

        Under certain market conditions, the Equity Funds and the Bond Funds may experience increased portfolio turnover as a result of such Fund's options activities. For instance, the exercise of a substantial number of options written by the Fund (due to appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur if all of the Fund's securities that are included in the computation of turnover were replaced once during a period of one year. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

        Certain other practices that may be employed by the Funds could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what a Fund's Sub-Advisor believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities.

PORTFOLIO TRANSACTIONS

        Purchases and sales of Fund shares by a Portfolio are effected directly through the Trust's distributor, Sierra Services. In addition, all decisions to buy and sell securities, including Fund shares, are made by Sierra Services, subject to the overall review of the Trustees.

        Most of the purchases and sales of securities for a Fund, whether transacted on a securities exchange or over-the-counter, will be effected in the primary trading market for the securities. Decisions to buy and sell securities for a Fund are made by its Sub-Advisor, which also is responsible for placing these transactions, subject to the overall review of the Trust's Trustees. Although investment decisions for each Fund are made independently from those of the other accounts managed by its Sub-Advisor, those other accounts may make investments of the same type as the Fund. When a Fund and one or more other accounts managed by its Sub-Advisor are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Sub-Advisor to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that the coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

        Transactions on U.S. exchanges involve the payment of negotiated brokerage commissions. With respect to exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or concessions, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

        In selecting brokers or dealers to execute portfolio transactions on behalf of a Fund, the Fund's Sub-Advisor seeks the best overall terms available. In assessing the best overall terms available for any transaction, each Sub-Advisor will consider the factors the Sub-Advisor deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each advisory agreement between the Trust and Sierra Advisors and each sub-advisory agreement between Sierra Advisors and a Sub-Advisor authorizes the Advisor or Sub-Advisor, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Trust, the other Funds and/or other accounts over which the Sub-Advisors or its affiliates exercise investment discretion. The fees under the advisory agreements between the Trust and the Advisor are not reduced by reason of the receipt by the Advisor or Sub-Advisors of brokerage and research services. The Trust's Trustees will periodically review the commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits received by the Trust.


        To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the Commission thereunder, the Trust's Board of Trustees has determined that portfolio transactions for a Fund may be executed through GW Securities or any other affiliated broker, including J.P. Securities or J.P. Limited (which are affiliates of J.P. Management, the Sub-Advisor of the Global Money and Growth and Income Funds), if, in the judgment of the Fund's Sub-Advisor, the use of GW Securities or an affiliated broker is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, GW Securities or such other affiliated broker charges the Fund a rate consistent with those charged for comparable transactions in comparable accounts of the broker's most favored unaffiliated clients. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. For the three fiscal years ended December 31, 1994, December 31, 1995 and December 31, 1996, the Trust paid brokerage commissions of approximately $__________, $0 and $3,086, respectively, to J.P. Morgan. For the fiscal year ended December 31, 1994, December 31, 1995 and December 31, 1996, commissions paid to J.P. Morgan represented approximately ____%, 0% and 51%, respectively, of the total amount of brokerage commissions paid in such period and which were paid on transactions that represented ____%, 0% and 47% respectively, of the aggregate dollar amount of transactions that incurred commissions paid by the Trust during such period. For the three fiscal years ended December 31, 1994, December 31, 1995 and December 31, 1996, the Trust paid brokerage commissions of approximately $______, $0 and $2,945, respectively, to Donaldson, Lufkin & Jenrette. For the fiscal years ended December 31, 1994, December 31, 1995 and December 31, 1996, commissions paid to Donaldson, Lufkin & Jenrette represented approximately __%, 0% and 49%, respectively, of the total amount of brokerage commissions paid in such period and which were paid on transactions that represented __%, 0% and 53%, respectively, of the aggregate dollar amount of transactions that incurred commissions paid by the Trust during such period.
</R.

        For the fiscal years ended December 31, 1994, 1995 and 1996, the Funds paid the following brokerage commissions*:

                                                             1996
                                      -------------------------------------------------
                                                        Amount Paid for      Aggregate
                                       Brokerage        Brokerage and       Transaction
Fund                                  Commissions          Research            Amount
----                                  -----------       ---------------     -----------
Global Money Fund                          $0                 $0                $0

Short Term High Quality Bond Fund        $3,514               $0            $20,845,613

Short Term Global Government Fund        $1,000               $0              $49,500

U.S. Government Fund                     $9,844               $0            $206,916,397

Corporate Income Fund                      $0                 $0                $0

Growth and Income Fund                  $106,187              $0             $78,909,538

Growth Fund                             $215,458              $0            $226,603,698

Emerging Growth Fund                    $79,295               $0             $48,481,530

International Growth Fund               $345,365              $0             $99,133,129

                   Total for Trust      $760,663              $0            $680,939,405

                    Amount Paid to
                        Affiliated
                    Broker-Dealers       $6,031               $0             $3,405,755


                                                             1995
                                      -------------------------------------------------
                                                        Amount Paid for      Aggregate
                                       Brokerage        Brokerage and       Transaction
Fund                                  Commissions          Research            Amount
----                                  -----------       ---------------     -----------
Global Money Fund                          $0                 $0                $0

Short Term High Quality Bond Fund        $2,332               $0               $164,272

Short Term Global Government Fund          $0                 $0                $0

U.S. Government Fund                     $2,430               $0            $75,222,018

Corporate Income Fund                      $0                 $0                $0

Growth and Income Fund                  $108,464              $0            $61,223,495

Growth Fund                             $283,404              $0         $1,281,740,556

Emerging Growth Fund                    $114,232              $0           $372,208,173

International Growth Fund               $164,195              $0           $535,107,481

                   Total for Trust      $675,057

                    Amount Paid to       $0
                        Affiliated
                    Broker-Dealers


                                                             1994
                                      -------------------------------------------------
                                                        Amount Paid for      Aggregate
                                       Brokerage        Brokerage and       Transaction
Fund                                  Commissions          Research            Amount
----                                  -----------       ---------------     -----------
Global Money Fund                          $0                 $0                $0

Short Term High Quality Bond Fund          $0                 $0                $0

Short Term Global Government Fund          $0                 $0                $0

U.S. Government Fund                       $0                 $0                $0

Corporate Income Fund                      $0                 $0                $0

Growth and Income Fund                  $38,101               $0            $29,470,747

Growth Fund                             $183,469              $0           $791,695,782

Emerging Growth Fund                    $58,799               $0           $120,185,937

International Growth Fund               $195,231              $0            $50,945,896

                   Total for Trust      $475,600

                    Amount Paid to
                        Affiliated        $126
                    Broker-Dealers

--------------
* The Global Money Fund, the Short Term High Quality Bond Fund, the Short Term Global Government Fund, the U.S. Government Fund, the Corporate Income Fund, the Growth and Income Fund, the Growth Fund, the Emerging Growth Fund and the International Growth Fund commenced operations on May 10, 1993, January 12, 1994, May 12, 1993, May 6, 1993, May 7, 1993,
        January 12, 1994, May 7, 1993, January 12, 1994 and May 7, 1993,
        respectively.

        The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of December 31, 1996, the Growth and Income Fund held common stock of Dean Witter, Discover & Company valued at $669,125.

                         PURCHASE AND PRICING OF SHARES

        Shares in the Portfolios and Funds are purchased and redeemed and net asset value is calculated in the manner described in the Prospectuses.

REDEMPTIONS

        The right of redemption of shares of a Portfolio or Fund may be suspended or the date of payment postponed (1) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (2) when trading in the markets the Fund (or underlying Fund of a Portfolio) normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable or (3) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

        DISTRIBUTIONS IN KIND. If the Board of Trustees determines that it would be detrimental to the best interests of the shareholders of a Portfolio or Fund to make a redemption payment wholly in cash, the Trust may pay any portion of a redemption by distribution in kind of portfolio securities in lieu of cash. Securities issued in a distribution in kind will be readily marketable, although shareholders receiving distributions in kind may incur brokerage commissions when subsequently redeeming shares of those securities.


                                NET ASSET VALUE

        The Trust will not calculate the net asset value of the Funds and Portfolios on certain holidays. On those days, securities held by a Fund may nevertheless be actively traded, and the value of the Fund's shares could be significantly affected.

        The assets of each Fund and Portfolio are valued according to generally accepted accounting principles and applicable law. Generally, a Fund's or Portfolio's investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Trust's Board of Trustees:

        o A security that is primarily traded on a U.S. or foreign exchange (including securities traded through the National Association of Securities Dealers, Inc. Automated Quotation System ("NASDAQ")) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price.

        o Securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trust's Board of Trustees or its delegates.

        o Over-the-counter securities that are not reported on the NASDAQ System and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued on the basis of the bid price at the close of business on each day.

        o An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.

        o Investments in U.S. Government Securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market.

        o Short-term investments that mature in 60 days or less are valued at amortized cost when the Board of Trustees determines that this constitutes fair value; assets of the Global Money Fund are also valued at amortized cost.

        o The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be used if the market makes a limited move with respect to the security or index underlying the futures contract. In such event, the futures contract will be valued at a fair market price to be determined by or under the direction of the Trust's Board of Trustees.

        o Shares of open-end investment companies are valued at the net asset value per share last or, contemporaneously calculated.

        In carrying out the Board's valuation policies, First Data Investor Services Group, Inc. ("FDISG"), a wholly-owned subsidiary of First Data Corporation, as sub-administrator, may consult with one or more independent pricing services ("Pricing Services") retained by the Trust. Debt securities of U.S. issuers (other than U.S. Government Securities and short-term investments) are valued by FDISG, as sub-administrator, after consultation with the Pricing Service. The procedures of the Pricing Service are reviewed periodically by the officers of the Trust under the general supervision and responsibility of the Board of Trustees.

        VALUATION OF THE GLOBAL MONEY FUND. The valuation of the portfolio securities of the Global Money Fund is based upon its amortized costs, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

        The use by the Global Money Fund of the amortized cost method of valuing its respective portfolio securities is permitted by a rule adopted by the SEC. Under this rule, the Global Money Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of thirteen months or less and invest only in securities determined by the Board of Trustees of the Trust to present minimal credit risks and meet certain rating criteria described under "Investment Objectives and Policies of the Funds -- Money Market Quality and Maturity Requirements" above. Pursuant to the rule, the Board of Trustees also has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Fund's net asset values calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost.

        The rule also provides that the extent of any deviation between the Fund's net asset values based upon available market quotations or market equivalents and the $1.00 per share net asset values based on amortized cost must be examined by the Board of Trustees. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule the Board of Trustees must cause the Trust to take such corrective action as the Board deems necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

                                  PERFORMANCE

        From time to time, the Trust may quote the performance of a Portfolio or Fund in terms of yield, effective yield, actual distributions, total return or capital appreciation in reports or other communications to shareholders or in advertising material. Fund or Portfolio performance will be advertised only if accompanied by the comparable performance for the corresponding separate account.

        ANNUITY CONTRACT OWNER VALUES WILL DEPEND NOT ONLY ON THE PERFORMANCE OF THE FUNDS OR PORTFOLIOS, BUT ALSO ON THE MORTALITY AND EXPENSE RISK CHARGES, THE ADMINISTRATIVE CHARGES, AND ANY APPLICABLE SALES CHARGES UNDER THE ANNUITY CONTRACTS. THE TOTAL RETURNS OF THE FUNDS REFLECT THE AGREEMENT OF SIERRA ADVISORS TO VOLUNTARILY WAIVE FEES AND BEAR CERTAIN EXPENSES. TOTAL RETURNS WOULD HAVE BEEN LOWER IF THESE FEES AND EXPENSES HAD NOT BEEN WAIVED.

GLOBAL MONEY FUND YIELD INFORMATION

        The "yield" of the Global Money Fund refers to the income generated by an investment in the Fund over a 7-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

        The yield for the Global Money Fund is computed by: (1) determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, (2) subtracting a hypothetical charge reflecting deductions from shareholder accounts, (3) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (4) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional share purchased with dividends declared on the original share and any such additional shares and income received or accrued but not declared as a dividend, but does not include realized gains and losses or unrealized appreciation or depreciation. In addition, the Global Money Fund may calculate a compounded effective annualized yield by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1.

        Based upon the foregoing calculation, for the 7-day period ended December 31, 1996, the yield for the Global Money Fund was 4.85%, and the effective yield for the Global Money Fund for the same period was 4.97%.

        The Global Money Fund yield may be compared with the yields of other investments. It should not, however, be compared to the return on fixed rate investments which guarantee rates of interest for specified periods, such as the interest guarantees in an annuity contract or bank deposits.

YIELD INFORMATION

        From time to time, the Bond Funds and the Income, Value and Balance Portfolios may advertise the 30-day "yield." Yield refers to the income generated by an investment in such Fund or Portfolio over the 30-day period identified in the advertisement, and is computed by dividing the net investment income per share earned by the Fund or Portfolio during the period by the net asset value per share on the last day of the previous period. This income is "annualized" by assuming that the amount of income is generated each month over a one-year period and is compounded semiannually. The annualized income is then shown as a percentage of the net asset value.

The yield formula prescribed by the SEC can be expressed as follows:

                                             6
                        YIELD = 2[((a-b) + 1) - 1]
                                    ---
                                    cd

Where:  a = dividends and interest earned during the period.

        b = expenses accrued for the period (net of reimbursement).

        c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

        d = the maximum offering price per share on the last day of the period.

        For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by one of the Funds at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

        Based on the foregoing calculation, for the 30-day period ended December 31, 1996, the yields for the Short Term High Quality Bond, the Short Term Global Government, the U.S. Government and the Corporate Income Funds were 5.85%, 4.03%, 5.74% and 6.55%, respectively.

TOTAL RETURN INFORMATION

        From time to time, a Fund or Portfolio, other than the Global Money Fund, may advertise its "average annual total return" or "aggregate total return" over various periods of time. Such average annual total return figures show the average percentage change in value of an investment in the Fund or Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's or Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Fund or Portfolio during the period were reinvested in shares of that Fund or Portfolio. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's or Portfolio's operations, or on a year-by-year basis).

        When considering "average" total return figures for periods longer than one year, it is important to note that the relevant Fund's or Portfolio's annual total return for any one year in the period might have been greater or less than the average for the entire period. A Fund or Portfolio may also use "aggregate" total return figures for various periods representing the cumulative change in value of an investment in the Fund or Portfolio for a specific period (again reflecting changes in the Fund's or Portfolio's share prices and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions).

        Average annual total return is computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P(1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period or the life of the fund. The formula for calculating aggregate total return can be expressed as (ERV/P)-1.

        Based on the foregoing, the average annual total returns for the fiscal year ended December 31, 1996 and from inception through December 31, 1996 and the aggregate total returns for the Funds from inception through December 31, 1996, were as follows*:

                                     Average Annual
                                      Total Return         Average         Aggregate
                                       for Fiscal       Annual Total      Total Return
                                       Year Ended       Return Since          Since
Fund*                                   12/31/96          Inception         Inception
-----                                 ------------      ------------      ------------
Global Money Fund                         4.97%             4.32%           16.64%(a)
Short Term High Quality Bond              3.74%             3.75%           11.55%(b)
Short Term Global Government Fund         8.61%             3.96%           15.15%(c)
U.S. Government Fund                      3.69%             4.87%           18.94%(d)
Corporate Income Fund                     0.43%             5.58%           21.90%(e)
Growth and Income Fund                   21.81%            16.80%           58.55%(b)
Growth Fund                              16.15%            18.07%           83.30%(e)
Emerging Growth Fund                     10.04%            15.09%           51.77%(b)
International Growth Fund                 9.04%             8.34%           33.94%(e)

--------------

  * As of December 31, 1996, the Portfolios had not yet commenced operations.
(a)     Commenced operations on May 10, 1993
(b)     Commenced operations on January 12, 1994
(c)     Commenced operations on May 12, 1993
(d)     Commenced operations on May 6, 1993
(e)     Commenced operations on May 7, 1993

        The total returns shown for the Funds are not an estimate or guarantee of future performance and do not take into account charges at the annuity and separate account level.

        The performance of any or all of the Funds or Portfolios may be compared in advertisements and sales literature to the performance of other variable annuity issuers in general and to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds, with investment objectives similar to each of the Funds. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS(R)") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS(R) rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS(R) rank such issuers on the basis of total return, assuming reinvestment of dividends and distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS(R) prepares risk adjusted rankings, which consider the effects of market risk on total return performance.

        In addition, performance of each Fund or Portfolio may be compared in advertisements and sales literature to the following benchmarks: (1) the Standard & Poor's 500 Index, which represents an unmanaged weighted index of 500 industrial, transportation, utility and financial companies that represent approximately 80% of the market capitalization of the United States equity markets, widely regarded by investors as representative of the stock market; (2) the Consumer Price Index, published by the U.S. Bureau of Labor Statistics, a statistical measure of change, over time, in the prices of goods and services in major expenditure groups and generally considered to be a measure of inflation;
(3) the Lehman Brothers Mutual Fund Short World Multi-Market Index, which includes all debt instruments of the United States and 12 Lehman Major Countries denominated in dollars with maturities of one to five years; (4) the Lehman Brothers Mutual Fund U.S. Mortgage Index, which includes all agency Mortgage-Backed Securities; (5) the Lehman Brothers Mutual Fund Debt BBB-Rated Index, which represents all investment-grade corporate debt securities; (6) the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index, which includes 1050 companies representing the stock markets of Europe, Australia, New Zealand and the Far East; and (7) the U.S. Government 90 Day Treasury Bill rate. Generally, an index represents the market value of an unmanaged group of securities, regarded by investors as representative of a particular market. An index does not reflect any asset-based charges for investment management or other expenses. The performance information may also include evaluations of the funds published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Institutional Investor, Money and The Wall Street Journal.

                                     TAXES

        The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

        Each of the Funds and Portfolios intends to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code. A Fund or Portfolio that is a RIC and distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), will not be liable for federal income taxes to the extent its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders.

        A number of technical rules are prescribed for computing net investment income and net capital gains. For example, the Fund or Portfolio is generally treated as receiving dividends on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

        In order to qualify as a RIC under the Code, in addition to satisfying the distribution requirement described above, each Fund or Portfolio must (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and certain other related income, including, generally, certain gains from options, futures, and forward contracts; (b) derive less than 30% of its gross income each taxable year from the sale or other disposition of the following items if held for less than three months: (i) stock or securities, (ii) options, futures or forward contracts (other than options futures, or forward contracts on foreign currencies), and (iii) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the company's business of investing in stock or securities; and (c) diversify its holdings so that, at the end of each fiscal quarter of the Fund's or Portfolio's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other Registered Investment Companies ("RICs"), and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 10% of the voting securities of such issuer or 5% of the value of the Fund's or Portfolio's total assets; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. Government Securities and securities of other RICs) of any one issuer or two or more issuers which the Fund or Portfolio controls and which are engaged in the same, similar or related trades or businesses.

        If a Fund or Portfolio fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gain distributions) will be taxable as ordinary income dividends to its shareholders to the extent of the Fund's or Portfolio's current and accumulated earnings and profits.

        In addition to qualifying under subchapter M by meeting the requirements described above, each Fund and Portfolio intends to qualify as diversified under Subchapter L so that non-qualified variable annuity contracts funded by the Trust will not fail to qualify as annuities for tax purposes. In general, for a Fund or Portfolio to meet the investment diversification requirements of Subchapter L of the Code, Treasury regulation 1.817-5 requires that no more than 55% of the total value of the assets of the Fund or Portfolio be represented by any one investment, no more than 70% by any two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as one investment. In the context of U.S. Government Securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States), each U.S. Government agency or instrumentality is treated as a separate issuer. In the context of shares of registered investment companies (including shares of the Trust), each series, fund or portfolio is treated as a separate issuer. Compliance with the Subchapter L regulations is tested on the last day of each calendar year quarter.

        Notwithstanding the distribution requirement described above, which only requires a Fund or Portfolio to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a regulated investment company is generally subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

        The excise tax is inapplicable to any RIC all of the shareholders of which are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each Fund and Portfolio believes that it is not subject to the excise tax, each Fund and Portfolio intends to make the distributions required to avoid the imposition of the tax, provided such payments and distributions are determined to be in the best interest of such Fund's or Portfolio's shareholders.

        Dividends declared by a Fund or Portfolio in October, November, or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Fund or Portfolio and received by the shareholders on December 31 of that year if paid by the Fund or Portfolio at any time during the following January.

                                                                APPENDIX


              DESCRIPTION OF S&P, MOODY'S, DUFF AND FITCH RATINGS

DESCRIPTION OF S&P CORPORATE BOND RATINGS

        AAA-Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

        AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

        A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

        BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

        BB, B, CCC, CC or C-Debt rated BB, B, CCC, CC or C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.

C The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C1-Debt rated C1 is reserved for income bonds on which no interest is being paid.

        D-Debt is rated D when the issue is in payment default, or the obligor has filed for bankruptcy. The D rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

        Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

        Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa-Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C-Bonds which are rated C are the lowest class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the security ranks in the lower end of its generic rating category.

DESCRIPTION OF DUFF CORPORATE BOND RATINGS

        AAA-Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

        AA-High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

        A-Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

        BBB-Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+     Below investment grade but deemed likely to meet obligations when due.

BB Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes.

BB-     Overall quality may move up or down frequently within this category.

B+ Below investment grade and possessing risk that obligations will not be met when due.

B Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes.

B- Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP      Preferred stock with dividend arrearages.

DESCRIPTION OF FITCH CORPORATE BOND RATINGS

        AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

        AA-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

        A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and to repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

        BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and to repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C       Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D

        Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

PLUS (+) MINUS (-)

        Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the DDD, DD, or D categories.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Debt carrying this designation has an adequate capacity for timely payment. It is, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Debt rated 'B' is regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D       This rating indicates that the obligation is in payment default.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

--      Leading market positions in well established industries.
--      High rates of return on funds employed.
-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME Issuers rate Not Prime do not fall within any of the Prime rating categories.

DESCRIPTION OF DUFF'S COMMERCIAL PAPER RATINGS

Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                GOOD GRADE

Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                SATISFACTORY GRADE

Duff 3          Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                NON-INVESTMENT GRADE

Duff 4          Speculative investment characteristics.  Liquidity is not
        sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                DEFAULT

Duff 5          Issuer failed to meet scheduled principal and/or interest
        payments.


DESCRIPTION OF FITCH'S COMMERCIAL PAPER RATINGS

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D Default. Issues assigned this rating are in actual or imminent payment default.

LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                              FINANCIAL STATEMENTS


        The Trust's financial statements for the fiscal year ended December 31, 1996, including notes thereto and the Report of Price Waterhouse LLP, Independent Accountants, dated February 14, 1997, are herein incorporated by reference from the Trust's Annual Report. A copy of the Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

                            THE SIERRA VARIABLE TRUST

                                     PART C


Item 24.  Financial Statements and Exhibits

       (a) Financial Statements (included in Part A)

                  Audited Financial Highlights for the fiscal year ended December 31, 1996.

         Financial Statements (incorporated by reference in Part B)

                  The following audited financial statements as of December 31, 1996 and the report of Price Waterhouse, LLP dated February 14, 1997 are hereby incorporated by reference to the Statement of Additional Information from Form N-30D, the Annual Report of Shareholders, as filed with the Securities and Exchange Commission on February 28, 1997 (Accession Number 0000927356-97-000186).

                           Statement of Assets and Liabilities
                           Statements of Operations
                           Statements of Changes in Net Assets
                           Financial Highlights
                           Portfolio of Investments
                           Notes to Financial Statements
                           Report of Independent Accountants

(b) Exhibits:

1(a)             Agreement and Declaration of Trust, dated January 29, 1993.

                 (1)*

1(b)-1 Amendment No. 1 to the Trust's Agreement and Declaration of Trust, dated April 27, 1993. (3) *


1(b)-2 Amendment No. 2 to the Trust's Agreement and Declaration of Trust, dated September 22, 1993. (3) *

1(c)-1 Establishment and Designation of Series of Shares of Beneficial Interest, dated April 27, 1993, with respect to the Global Money, Short Term Global Government, U.S. Government, Corporate Income, Growth and International Growth Funds.(3) *

1(c)-2           Establishment and Designation of Series of Shares of Beneficial
                Interest, dated February 3, 1995, with respect to the Short
                 Term High Quality Bond, Growth and Income and Emerging Growth
                 Funds. (5) *

1(c)-3 Establishment and Designation of Series of Shares of Beneficial Interest, dated January 23, 1997 with respect to the Capital Growth, Growth, Balanced, Value and Income Portfolios. (8)

2                By-Laws of the Trust. (1)*

3                Not Applicable.

4                Not Applicable.

5(a)-1 Management Agreement, dated as of April 8, 1993, between the Trust and Sierra Investment Advisors Corporation ("Sierra Advisors") with respect to the Global Money Fund.(3) *

5(a)-2 Management Agreement, dated as of April 8, 1993, between the Trust and Sierra Advisors with respect to the International Growth Fund. (3) *

5(a)-3 Management Agreement, dated as of April 8, 1993, between the Trust and Sierra Advisors with respect to the U.S. Government Fund. (3) *

5(a)-4 Management Agreement, dated as of April 8, 1993, between the Trust and Sierra Advisors with respect to the Corporate Income Fund. (3) *

5(a)-5 Management Agreement , dated as of April 8, 1993, between the Trust and Sierra Advisors with respect to the short Term Global Government Fund. (3) *

5(a)-6 Management Agreement, dated as of April 8, 1993, between the Trust and Sierra Advisors with respect to the Growth Fund.(3)*

5(a)-7 Form of Management Agreement between the Trust and Sierra Advisors with respect to the Short Term High Quality Bond, Growth and Income and Emerging Growth Funds. (3)

                 (Replaced by Exhibits 5(a)-9, 5(a)-10, 5(a)-11)

5(a)-8 Form of Investment Advisory Agreement between the Trust and Sierra Services (7)

5(a)-9 Management Agreement, dated January 1, 1994, between the Trust and Sierra Advisors, with respect to the Short Term High Quality Bond Fund. (Replaces Exhibit 5(a)-7)(8)

5(a)-10 Management Agreement, dated January 1, 1994, between the Trust and Sierra Advisors, with respect to the Growth and Income Fund. (Replaces Exhibit 5(a)-7) (8)

5(a)-11 Management Agreement, dated January 1, 1994, between the Trust and Sierra Advisors, with respect to the Emerging Growth Fund. (Replaces Exhibit 5(a)-7)(8)

5(b)-1 Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and J.P. Morgan Investment Management Inc. ("J.P. Morgan") with respect to the Global Money Fund. (3) *

5(b)-2 Sub-Adviser Agreement, dated as of April 8, 1996, between Sierra Advisors and Warburg, Pincus Counsellors, Inc. ("Warburg") with respect to the International Growth Fund. (6)

                 (Replaces Sub-Advisiser Agreement, dated as of April 8, 1993, between Sierra Advisors and J.P. Morgan with respect to the International Growth Fund. (3))

5(b)-3 Sub-Adviser Agreement, dated as of February 28, 1995 between Sierra Advisors and BlackRock Financial Management, LP. with respect to the U.S. Government Fund. (8)

                (Replaces Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and Van Kampen Merritt Management Inc. with respect to the U.S. Government Fund (3))

5(b)-4 Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and TCW Funds Management, Inc. with respect to the Corporate Income Fund. (3) *

5(b)-5 Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and Scudder, Stevens & Clark, Inc. ("Scudder") with respect to the Short Term Global Government Fund. (3) *

5(b)-6 Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and Janus Capital Corporation ("Janus") with respect to the Growth Fund. (3)

5(b)-6A          Withdrawn.

5(b)-6B Amended and Restated Sub-Adviser Agreement between Sierra Advisors and Janus with respect to the Growth Fund. (4) *

5(b)-7 Sub-Adviser Agreement, dated as of January 1, 1994, between Sierra Advisors and J.P. Morgan with respect to the Growth and Income Fund. (8)

                 (Replaces Form of Sub-Adviser Agreement between Sierra Advisors and J.P. Morgan with respect to the Growth and Income Fund.
                 (3))

5(b)-8 Sub-Adviser Agreement, dated as of January 1, 1994, between Sierra Advisors and Scudder with respect to the Short Term High Quality Bond Fund. (8)

                 (Replaces Form of Sub-Adviser Agreement between Sierra Advisors and Scudder with respect to the Short Term High Quality Bond Fund. (3))

5(b)-9 Sub-Adviser Agreement, dated as of January 1, 1994, between Sierra Advisors and Janus with respect to the Emerging Growth Fund. (8)

                 (Replaces Form of Sub-Adviser Agreement between Sierra Advisors and Janus with respect to the Emerging Growth Fund. (3))

6(a) Distribution Agreement, dated April 19, 1993, between the Trust and Sierra Investment Services Corporation ("Sierra Services").
                 (3) *

6(b) Participation Agreement, regarding Sierra Advantage among the Trust, Sierra Advisors, Sierra Services, American General Life Insurance Company ("American General") and American General Securities Incorporated ("American General Securities"), dated as of may 3, 1993. (4) *

7                Not Applicable.

8(a) Custody Agreement, dated as of January 1, 1996, between the Trust and Boston Safe Deposit & Trust Company. (8)

                 (Replaces Form of Custody Agreement between the Trust and Boston Safe Deposit & Trust Company. (2))

8(b) Transfer Agency and Services Agreement, dated as of July 1, 1996, between the Trust and First Data Investor Services Group.
                 (8)

9(a) Administration Agreement, dated as of July 1, 1996, between the Trust and Sierra Fund Administration Corporation ("Sierra Administration"). (8)



                 (Replaces Administration Agreement, dated April 19, 1993, between the Trust and Sierra Administration. (3))


9(b) Sub-Administration Agreement, dated April 19, 1993, between Sierra Administration and The Boston Company Advisors, Inc. (3)


10 Consent and Opinion of Counsel with Rule 24f-2 Notice filed with the Securities and Exchange Commission on February 24, 1997.



11(a)-1 Powers of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as Trustees and, where applicable, officers of the
                 Trust: David E. Anderson, Arthur H. Bernstein, F. Brian Cerini, Edmond R. Davis, Alfred E. Osborne, Jr., and Keith B. Pipes.
                 (2) *



11(a)-2 Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following person in his capacity as Trustee: John W. English. (5) *



11(b) Amended and Restated Agreement Concerning Allocation of Fidelity Bond Premiums and Recovery, dated February 14, 1996, among the Trust, the Sierra Trust Funds and the Sierra Prime Income Fund. (6)

11(c) Amended and Restated Agreement Concerning Allocation of Joint Liability (Errors and Omissions) Insurance Policy Premiums, dated February 14, 1996, among the Trust, the Sierra Trust Funds and the Sierra Prime Income Fund.(6)

11(d) Indemnification Agreement, dated as of May 3, 1993, among Sierra Advisors, Sierra Services, American General, and American General Securities. (3)

11(e)            Consent of Independent Accountants. (6)

12               Not Applicable.

13               Not Applicable.

14               Not Applicable.

15               Not Applicable.

16(a)            Certain Performance Data relating to the Funds.  (4) *



17               Financial Data Schedules (8)

----------

* Also filed electronically with Post-Effective Amendment No. 7 filed with the SEC on February 28, 1997.

(1) Incorporated by reference to Registration Statement filed with the SEC on February 2, 1993.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 filed with the SEC on March 29, 1993.

(3) Incorporated by reference to Post-Effective Amendment No. 1 filed with the SEC on October 13, 1993.

(4) Incorporated by reference to Post-Effective Amendment No. 2 filed with the SEC on April 22, 1994.

(5) Incorporated by reference to Post-Effective Amendment No. 3 filed with the SEC on February 10, 1995.

(6) Incorporated by reference to Post-Effective Amendment No. 5 filed with the SEC on April 26, 1996.



(7) Incorporated by reference to Post-Effective Amendment No. 6 filed with the SEC on January 10, 1997.



(8) Incorporated by reference to Post-Effective Amendment No. 7 filed with the SEC on February 28, 1997.

Item 25. Persons Controlled by or Under Common Control with Registrant

         The Trust is a business trust organized under the laws of the Commonwealth of Massachusetts. Separate Account D of American General Life Insurance Company is the sole shareholder of, and may be deemed to control, the Trust. American General Life Insurance Company is a subsidiary of American General Corporation.

         The list of American General Corporation's active subsidiaries is hereby incorporated by reference to Item 26 of the Form N-4 registration statement of American General Life Insurance Company and its Separate Account D, File No. 33-57730 and File No. 811-2441.

Item 26. Number of Holders of Securities

===============================================================================
                                                                   (2)
                  (1)                                  No. of Record Holders at
            Title of Class                                December 31, 1996
-------------------------------------------------------------------------------
Shares of the Global Money Fund, without par                        1
value
-------------------------------------------------------------------------------
Shares of the Short Term High Quality Bond                          1
Fund, without par value
-------------------------------------------------------------------------------
Shares of the Short Term Global Government                          1
Fund, without par value
-------------------------------------------------------------------------------
Shares of the U.S. Government Fund, without                         1
par value
-------------------------------------------------------------------------------
Shares of the Corporate Income Fund, without                        1
par value
-------------------------------------------------------------------------------
Shares of the Growth and Income Fund, without                       1
par value
-------------------------------------------------------------------------------
Shares of the Growth Fund, without par value                        1
-------------------------------------------------------------------------------
Shares of the Emerging Growth Fund, without                         1
par value
-------------------------------------------------------------------------------
Shares of the International Growth Fund,                            1
without par value
-------------------------------------------------------------------------------
Shares of the Income                                                0*
Portfolio, without par value
-------------------------------------------------------------------------------
Shares of the Value                                                 0*
Portfolio, without par value
-------------------------------------------------------------------------------
Shares of the Balanced Portfolio, without par                       0*
value
-------------------------------------------------------------------------------
Shares of the Growth Portfolio,                                     0*
without par value
-------------------------------------------------------------------------------
Shares of the Capital Growth Portfolio, without                     0*
par value
===============================================================================

*    The Portfolios have not yet commenced operations.

Item 27. Indemnification

             Article VIII of the Registrant's Agreement and Declaration of Trust provides in relevant part:

             The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

             As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if
             (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he or she would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

             Section 9 of the Sub-Adviser Agreements that are filed as Exhibits 5(b)-2 and 5(b)-7 to this Registration Statement are hereby incorporated by reference in response to this item. They provide that, in the absence of willful misfeasance, bad faith or gross negligence on the part of J.P. Morgan, or reckless disregard of its obligations and duties thereunder ("Disqualifying Conduct"), J.P. Morgan shall not be subject to any liability to the Trust or the Fund, or to any shareholder of the Fund, for any act or omission in the course of, or connected with, rendering services hereunder. This Section further provides that Sierra Advisors shall indemnify and hold harmless J.P. Morgan from and against all claims, losses, liabilities or damages (including reasonable attorneys' fees and other related expenses) (collectively, "Losses"), howsoever arising under this Agreement or the performance by J.P. Morgan of its duties thereunder; provided, however, that nothing contained therein shall require that J.P. Morgan be indemnified for Losses resulting from Disqualifying Conduct.

             Section 11 of the Sub-Adviser Agreements that are filed as Exhibits 5(b)-6 and 5(b)-9 to this Registration Statement are hereby incorporated by reference in response to this item. They provide that Sierra Advisors will indemnify and hold harmless Janus from and against any and all claims, losses, liabilities or damages (including reasonable attorneys' fees and other related expenses), howsoever arising from or in connection with these Sub-Adviser Agreements or the performance by Janus of its duties thereunder; provided, however, that nothing contained therein shall require that Janus be indemnified for Disqualifying Conduct.


             Section 12 of the Participation Agreement that is filed as Exhibit 6(b) to this Registration Statement is hereby incorporated by reference in response to this item. Section 12.1 thereof provides that American General will indemnify the Trust and Sierra Services and their directors, trustees, officers and controlling persons from losses and costs due to misstatements or omissions of material facts for which American General is responsible in its registration statement relating to annuities funded through the Trust or otherwise or due to American General's failure to meet its obligations under the Participation Agreement. Section 12.2 thereof provides that Sierra Services will indemnify the Trust, American General, American General Securities and their directors, trustees, officers and controlling persons from losses and costs due to any misstatements or omissions of material facts for which Sierra Services or its affiliates are responsible in American General registration statements relating to annuities funded through the Trust or otherwise or as a result of any failure by the Trust or Sierra Services to meet its obligations under the Participation Agreement.

             The Agreement filed as Exhibit 11(d) to this Registration Statement is hereby incorporated by reference in response to this item. Pursuant to that Agreement, Sierra Advisors and Sierra Services agree to indemnify American General and American General Securities with respect to liabilities arising out of the negligence or bad faith of Sierra Services, Sierra Advisors or any sub-advisor to the Trust in performing their obligations to the Trust, including the obligations of Sierra Advisors and the sub-advisors to operate the Trust in compliance with Sub-Chapter M and Section 817(h) of the Internal Revenue Code of 1986, as amended. Sierra Advisors and Sierra Services also agree to indemnify American General and American General Securities for 50% of any other liabilities or costs that they may incur as a result of any failure of the Trust to comply with Sub-Chapter M or Section 817(h) that does not result from such negligence or bad faith.

             Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange

Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 28(a). Business and Other Connections of Investment Advisor --Sierra Investment Advisors Corporation, formerly Great Western Financial Advisors Corporation

          As of October 9, 1992, the name of Great Western Financial Advisors Corporation was changed to Sierra Investment Advisors Corporation ("Sierra Advisors"). Sierra Advisors is an investment advisor registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act").

          The list required by this Item 28 of officers and directors of Sierra Advisors, together with information as to any other business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Sierra Advisors pursuant to the Advisers Act (SEC File No. 801-32921).

          Sierra Investment Services Corporation ("Sierra Services") is the investment advisor of the Portfolios.

          Sierra Services does not currently act as depositor or investment advisor for any other investment company.

          The information required by this Item 28 with respect to each director and officer of Sierra Services is incorporated by reference to Schedule A of Form BD filed by Sierra Services pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-45144).

Item 28(b). Business and Other Connections of Investment Sub-Advisor -- J.P. Morgan Investment Management Inc.

          J.P. Morgan Investment Management Inc. ("J.P. Morgan") is a wholly owned subsidiary of J.P. Morgan & Co. Incorporated, a bank holding company. J.P. Morgan is an investment advisor registered under the Advisers Act and manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors.

          The list required by this Item 28 of officers and directors of J.P. Morgan, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by J.P. Morgan pursuant to the Advisers Act (SEC File No. 801-21011).

Item 28(c). Business and Other Connections of Investment Sub-Advisor -- TCW Funds Management, Inc.

          TCW Funds Management, Inc. ("TCW") is an investment advisor registered under the Advisers Act, and acts as investment advisor for registered investment companies and foreign investment companies. TCW, and its affiliates, including Trust Company of the West, provide a variety of trust, investment management and investment advisory services.

          The list required by this Item 28 of officers and directors of TCW, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by TCW pursuant to the Advisers Act (SEC File No. 801-29075).

Item 28(d). Business and Other Connections of Investment Sub-Advisor -- Scudder, Stevens & Clark, Inc.

          Scudder, Stevens & Clark, Inc. ("Scudder") is an investment advisor registered under the Advisers Act, and acts as investment advisor for registered investment companies and foreign investment companies. Scudder, and its affiliates, provide a variety of trust, investment management and investment advisory services.

          The list required by this Item 28 of officers and directors of Scudder, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Scudder pursuant to the Advisers Act (SEC File No. 801-252).

Item 28(e). Business and Other Connections of Investment Sub-Advisor -- Janus Capital Corporation

          Janus Capital Corporation ("Janus") is an investment advisor registered under the Advisers Act, and acts as investment advisor for registered investment companies. Janus provides a variety of investment management and investment advisory services.

          The list required by this Item 28 of officers and directors of Janus, together with any information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Janus pursuant to the Advisers Act (SEC File No. 801-13991).


Item 28(f). Business and Other Connections of Investment Sub-Advisor -- BlackRock Financial Management, Inc.

          BlackRock Financial Management, Inc. ("BlackRock") is an investment advisor registered under the Advisers Act, and acts as investment advisor for registered investment companies and foreign investment companies. BlackRock, and its affiliates, provide a variety of trust, investment management and investment advisory services.

          The list required by this Item 28 of officers and directors of BlackRock, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock, pursuant to the Advisers Act (SEC File No. 801-32183).


Item 28(g). Business and Other Connections of Investment Sub-Advisor -- Warburg, Pincus Counsellors, Inc.

          Warburg, Pincus Counsellors, Inc. ("Warburg") is an investment advisor registered under the Advisers Act, and acts as investment advisor for investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals.

          The list required by this Item 28 of officers and directors of Warburg, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Warburg, pursuant to the Advisers Act (SEC File No. 801-07321).

Item 29.  Principal Underwriter

          (a) Sierra Investment Services Corporation ("Sierra Services"), the Distributor of the Trust, currently acts as distributor for the Sierra Trust Funds.

          (b) The information required by this Item 29 with respect to each director and officer of Sierra Services is incorporated by reference to Schedule A of Form BD filed by Sierra Services pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-45144).

          (c) Not Applicable.

Item 30. Location of Accounts and Records

                (1)    The Sierra Variable Trust
                       9301 Corbin Avenue
                       Northridge, California  91324
                       (declaration and agreement of trust and by-laws)

                (2)    Sierra Investment Advisors Corporation 9301
                       9301 Corbin Avenue
                       Northridge, California  91324
                       (with respect to their services as investment advisor)

                (3)    Sierra Investment Services Corporation
                       9301 Corbin Avenue
                       Northridge, California  91324
                       (with respect to their services as distributor)

                (4)    Sierra Fund Administration Corporation 9301
                       9301 Corbin Avenue
                       Northridge, California  91324
                       (with respect to their services as administrator, shareholder servicing agent and transfer agent)

                (5)    First Data Investor Services Group, Inc.
                       One Exchange Place
                       53 State Street - Mail Zone BOS-873
                       Boston, MA  02109-2873
                       (with respect to their services as investment sub-administrator)


                (6)    Boston Safe Deposit and Trust Company
                       One Boston Place
                       Boston, Massachusetts  02108
                       (with respect to their services as custodian)

                (7)    J.P. Morgan Investment Management Inc.
                       522 Fifth Avenue
                       New York, New York  10036
                       (with respect to their services as investment sub-advisor)

                (8)    TCW Funds Management, Inc.
                       865 S. Figueroa Street, Suite 1800
                       Los Angeles, California  90017
                       (with respect to their services as investment sub-advisor)

                (9)    Scudder, Stevens & Clark, Inc.
                       Two International Place
                       Boston, Massachusetts  02110
                       (with respect to their services as investment sub-advisor)

               (10)    Janus Capital Corporation
                       100 Fillmore Street, Suite 300
                       Denver, Colorado 80206
                       (with respect to their services as investment sub-advisor)


               (11)    BlackRock Financial Management, Inc.
                       345 Park Avenue, 30th Floor
                       New York, New York 10154
                       (with respect to their services as investment sub-advisor)


               (12)    Warburg, Pincus Counsellors, Inc.
                       466 Lexington Avenue
                       New York, New York  10017-3147
                       (with respect to their services as investment sub-advisor)

               (13)    Morgan, Lewis & Bockius LLP
                       2000 One Logan Square
                       Philadelphia, Pennsylvania  19103
                       (with respect to their services as counsel)


Item 31.  Management Services

                      Not applicable.

Item 32.  Undertakings

          (a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.

                                   **********

                                     NOTICE

                                   **********


          A copy of the Agreement and Declaration of Trust of The Sierra Variable Trust (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                  EXHIBIT INDEX



EDGAR
Exhibit     Exhibit No.                Description
No.

            1(a)             Agreement and Declaration of Trust, dated January
                             29, 1993. (1)*




            1(b)-1 Amendment No. 1 to the Trust's Agreement and Declaration of Trust, dated April 27, 1993. (3) *




            1(b)-2 Amendment No. 2 to the Trust's Agreement and Declaration of Trust, dated September 22, 1993.(3)*




            1(c)-1 Establishment and Designation of Series of Shares of Beneficial Interest, dated April 27, 1993, with respect to the Global Money, Short Term Global Government, U.S. Government, Corporate Income, Growth and International Growth Funds.(3) *




            1(c)-2 Establishment and Designation of Series of Shares of Beneficial Interest, dated February 3, 1995, with respect to the Short Term High Quality Bond, Growth and Income and Emerging Growth Funds. (5) *




            1(c)-3 Establishment and Designation of Series of Shares of Beneficial Interest, dated January 23, 1997 with respect to the Capital Growth, Growth, Balanced, Value and Income Portfolios. (8)




            2                By-Laws of the Trust. (1)*


            3                Not Applicable.

            4                Not Applicable.


            5(a)-1 Management Agreement, dated as of April 8, 1993, between the Trust and Sierra Investment Advisors Corporation ("Sierra Advisors") with respect to the Global Money Fund.(3) *




            5(a)-2 Management Agreement, dated as of April 8, 1993, between the Trust and Sierra Advisors with respect to the International Growth Fund. (3) *

             5(a)-3 Management Agreement, dated as of April 8, 1993, between the Trust and Sierra Advisors with respect to the U.S. Government Fund. (3) *


             5(a)-4 Management Agreement, dated as of April 8, 1993, between the Trust and Sierra Advisors with respect to the Corporate Income Fund. (3) *


             5(a)-5 Management Agreement , dated as of April 8, 1993, between the Trust and Sierra Advisors with respect to the short Term Global Government Fund. (3) *


             5(a)-6 Management Agreement, dated as of April 8, 1993, between the Trust and Sierra Advisors with respect to the Growth Fund. (3) *

             5(a)-7 Form of Management Agreement between the Trust and Sierra Advisors with respect to the Short Term High Quality Bond, Growth and Income and Emerging Growth Funds. (3)

                             (Replaced by Exhibits 5(a)-9, 5(a)-10, 5(a)-11)


             5(a)-8 Form of Investment Advisory Agreement between the Trust and Sierra Services (7)


             5(a)-9 Management Agreement, dated January 1, 1994, between the Trust and Sierra Advisors, with respect to the Short Term High Quality Bond Fund. (Replaces
                             Exhibit 5(a)-7)(8)


             5(a)-10 Management Agreement, dated January 1, 1994, between the Trust and Sierra Advisors, with respect to the Growth and Income Fund. (Replaces Exhibit 5(a)-7) (8)


             5(a)-11 Management Agreement, dated January 1, 1994, between the Trust and Sierra Advisors, with respect to the Emerging Growth Fund. (Replaces Exhibit 5(a)-7)(8)


             5(b)-1 Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and J.P. Morgan Investment Management Inc. ("J.P. Morgan") with respect to the Global Money Fund. (3) *

             5(b)-2 Sub-Adviser Agreement, dated as of April 8, 1996, between Sierra Advisors and Warburg, Pincus Counsellors, Inc. ("Warburg") with respect to the International Growth Fund. (6)

                             (Replaces Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and J.P. Morgan with respect to the International Growth Fund. (3))

             5(b)-3 Sub-Adviser Agreement, dated as of February 28, 1995 between Sierra Advisors and BlackRock Financial Management, LP. with respect to the U.S. Government Fund.(8)


                             (Replaces Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and Van Kampen Merritt Management Inc. with respect to the U.S. Government Fund (3))


             5(b)-4 Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and TCW Funds Management, Inc. with respect to the Corporate Income Fund.(3)*


             5(b)-5 Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and Scudder, Stevens & Clark, Inc. ("Scudder") with respect to the Short Term Global Government Fund. (3) *


             5(b)-6 Sub-Adviser Agreement, dated as of April 8, 1993, between Sierra Advisors and Janus Capital Corporation ("Janus") with respect to the Growth Fund. (3)


             5(b)-6A         Withdrawn.


             5(b)-6B Amended and Restated Sub-Adviser Agreement between Sierra Advisors and Janus with respect to the Growth Fund. (4) *


             5(b)-7 Sub-Adviser Agreement, dated as of January 1, 1994, between Sierra Advisors and J.P. Morgan with respect to the Growth and Income Fund. (8)


                             (Replaces Form of Sub-Adviser Agreement between Sierra Advisors and J.P. Morgan with respect to the Growth and Income Fund. (3))


             5(b)-8 Sub-Adviser Agreement, dated as of January 1, 1994, between Sierra Advisors and Scudder with respect to the Short Term High Quality Bond Fund. (8)


                             (Replaces Form of Sub-Adviser Agreement between Sierra Advisors and Scudder with respect to the Short Term High Quality Bond Fund. (3))

             5(b)-9 Sub-Adviser Agreement, dated as of January 1, 1994, between Sierra Advisors and Janus with respect to the Emerging Growth Fund. (8)


                             (Replaces Form of Sub-Adviser Agreement between Sierra Advisors and Janus with respect to the Emerging Growth Fund. (3))


             6(a) Distribution Agreement, dated April 19, 1993, between the Trust and Sierra Investment Services Corporation ("Sierra Services"). (3) *


             6(b) Participation Agreement, regarding Sierra Advantage among the Trust, Sierra Advisors, Sierra Services, American General Life Insurance Company ("American General") and American General Securities Incorporated ("American General Securities"), dated as of May 3, 1993. (4) *

             7               Not Applicable.


             8(a) Custody Agreement, dated as of January 1, 1996, between the Trust and Boston Safe Deposit & Trust Company. (8)


                             (Replaces Form of Custody Agreement between the Trust and Boston Safe Deposit & Trust Company. (2))


             8(b) Transfer Agency and Services Agreement, dated as of July 1, 1996, between the Trust and First Data Investor Services Group. (8)


             9(a) Administration Agreement, dated as of July 1, 1996, between the Trust and Sierra Fund Administration Corporation ("Sierra Administration"). (8)


                             (Replaces Administration Agreement, dated April 19, 1993, between the Trust and Sierra Administration.
                             (3))

             9(b) Sub-Administration Agreement, dated April 19, 1993, between Sierra Administration and The Boston Company Advisors, Inc. (3)

             10 Consent and Opinion of Counsel with Rule 24f-2 Notice filed with the Securities and Exchange Commission on February 24, 1997.

             11(a)-1 Powers of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as Trustees and, where applicable, officers of the Trust: David
                             E. Anderson, Arthur H. Bernstein, F. Brian Cerini, Edmond R. Davis, Alfred E. Osborne, Jr., and Keith
                             B. Pipes. (2) *


             11(a)-2 Power of Attorney with respect to Registration Statements and Amendments thereto signed by the following person in his capacity as Trustee: John
                             W. English. (5) *

             11(b) Amended and Restated Agreement Concerning Allocation of Fidelity Bond Premiums and Recovery, dated February 14, 1996, among the Trust, the Sierra Trust Funds and the Sierra Prime Income Fund. (6)

             11(c) Amended and Restated Agreement Concerning Allocation of Joint Liability (Errors and Omissions) Insurance Policy Premiums, dated February 14, 1996, among the Trust, the Sierra Trust Funds and the Sierra Prime Income Fund.(6)

             11(d) Indemnification Agreement, dated as of May 3, 1993, among Sierra Advisors, Sierra Services, American General, and American General Securities. (3)

             11(e)           Consent of Independent Accountants. (6)

             12              Not Applicable.

             13              Not Applicable.

             14              Not Applicable.

             15              Not Applicable.


             16(a)           Certain Performance Data relating to the Funds.(4)*


             17              Financial Data Schedules (8)


----------


* Also filed electronically with Post-Effective Amendment No. 7 filed with the SEC on February 28, 1997

(1) Incorporated by reference to Registration Statement filed with the SEC on February 2, 1993.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 filed with the SEC on March 29, 1993.

(3) Incorporated by reference to Post-Effective Amendment No. 1 filed with the SEC on October 13, 1993.

(4) Incorporated by reference to Post-Effective Amendment No. 2 filed with the SEC on April 22, 1994.

(5) Incorporated by reference to Post-Effective Amendment No. 3 filed with the SEC on February 10, 1995.

(6) Incorporated by reference to Post-Effective Amendment No. 5 filed with the SEC on April 26, 1996.


(7) Incorporated by reference to Post-Effective Amendment No. 6 filed with the SEC on January 10, 1997.


(8) Incorporated by reference to Post-Effective Amendment No. 7 filed with the SEC on February 28, 1997.

                        Securities Act File No. 33-57732
                    Investment Company Act File No. 811-7462
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 --------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /   /

                  PRE-EFFECTIVE AMENDMENT NO.                             /   /


                  POST-EFFECTIVE AMENDMENT NO.   8                        / X /


                                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /   /


                  AMENDMENT NO.   9                                       / X /


                            The Sierra Variable Trust
               (Exact Name of Registrant as Specified in Charter)


                       -----------------------------------



                                    EXHIBITS



                       -----------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 8 pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 8 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Northridge and State of California on the 24th day of March, 1997.

                                       THE SIERRA VARIABLE TRUST


                                       By:   /s/ F. Brian Cerini
                                             --------------------------
                                             F. Brian Cerini
                                             President

         Pursuant to the requirements of the 1933 Act, as amended, this Post-Effective Amendment No. 8 has been signed below by the following persons in the capacities and on the date(s) indicated.


         Signature                                       Title(s)                       Date
         ---------                                       --------                       ----
/s/ F. Brian Cerini                              President and Trustee              March 24,1997
---------------------------
F. Brian Cerini
(Principal Executive Officer)

/s/ Keith B. Pipes                               Executive Vice President,          March 24,1997
---------------------------                      Treasurer and Secretary
Keith B. Pipes
(Principal Financial and Accounting Officer)

         *                                       Trustee                            March 24,1997
---------------------------
David E. Anderson

         *                                       Trustee                            March 24,1997
---------------------------
Arthur H. Bernstein

         *                                       Trustee                            March 24,1997
---------------------------
Edmond R. Davis

         *                                       Trustee                            March 24,1997
---------------------------
John W. English

         *                                       Trustee                            March 24,1997
---------------------------
Alfred E. Osborne, Jr. Ph.D.


*By: /s/ F. Brian Cerini
     ----------------------------
     F. Brian Cerini
     Attorney-In-Fact